--------------------------------------------------------------------------------
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                                                  OMB Number: 3235-0570
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-7874
                                  ----------------------------------------------
One Group Investment Trust
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)
1111 Polaris Parkway, Columbus, OH                                    43271-1235
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)
One Group Administrative Services, Inc. 1111 Polaris Parkway, Columbus, OH 43240
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code:  1-800-480-4111
                                                    -----------------------

Date of fiscal year end:     December 31, 2003
                        ------------------------------------------

Date of reporting period:     January 1, 2003 through June 30, 2003
                         --------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report
Six months ended June 30, 2003

                                                           ONE GROUP INVESTMENTS

      One Group
              Investment Trust

                                             Mid Cap Growth Portfolio                 Equity Index Portfolio
                                             Mid Cap Value Portfolio                  Balanced Portfolio
                                             Diversified Mid Cap Portfolio            Bond Portfolio
                                             Large Cap Growth Portfolio               Government Bond Portfolio
                                             Diversified Equity Portfolio

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
This material must be preceded or accompanied by a current prospectus.

ONE GROUP INVESTMENT TRUST
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   50

Statements of Operations ...................................   52

Statements of Changes in Net Assets ........................   54

Financial Highlights .......................................   58

Notes to Financial Statements ..............................   60

Trustees ...................................................   64

Officers ...................................................   65


ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 2

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS (96.2%):
Commercial Services (5.2%):
     22,470   Catalina Marketing Corp.
                (b)....................  $    396,596
     31,800   Dun & Bradstreet Corp.
                (b)....................     1,306,980
     26,720   Fair Issac & Co.,
                Inc. ..................     1,374,744
     71,805   Harte-Hanks, Inc. .......     1,364,295
     64,490   Manpower, Inc. ..........     2,391,934
     42,980   SEI Investments Co. .....     1,375,360
     27,070   Valassis Communications,
                Inc. (b)...............       696,240
                                         ------------
                                            8,906,149
                                         ------------
Communications (0.4%):
     95,410   Cincinnati Bell, Inc.
                (b)....................       639,247
                                         ------------
Consumer Durables (0.3%):
      7,400   Electronic Arts, Inc.
                (b)....................       547,526
                                         ------------
Consumer Non-Durables (3.9%):
     57,450   Coach, Inc. (b)..........     2,857,563
     20,900   Dean Foods Co. (b).......       658,350
     69,880   Dial Corp. ..............     1,359,166
      1,890   Dreyer's Grand Ice Cream
                Holdings, Inc. ........       148,403
     68,530   Hormel Foods Corp. ......     1,624,161
                                         ------------
                                            6,647,643
                                         ------------
Consumer Services (9.9%):
     43,045   Brinker International,
                Inc. (b)...............     1,550,481
     15,620   Career Education Corp.
                (b)....................     1,068,720
     14,330   Cheesecake Factory, Inc.
                (b)....................       514,304
     18,350   Corinthian Colleges, Inc.
                (b)....................       891,260
     19,200   Education Management
                Corp. (b)..............     1,021,056
     23,250   Entercom Communications
                Corp. (b)..............     1,139,483
     46,310   GTECH Holdings Corp.
                (b)....................     1,743,572
     34,370   International Speedway
                Corp., Class A.........     1,357,959
     36,580   Krispy Kreme Doughnuts,
                Inc. (b)...............     1,506,364
     35,420   Outback Steakhouse,
                Inc. ..................     1,381,380
      4,300   Panera Bread Co. (b).....       172,000
     18,310   Scholastic Corp. (b).....       545,272
      2,900   Washington Post Co.,
                Class B................     2,125,409
     59,690   Westwood One, Inc. (b)...     2,025,281
                                         ------------
                                           17,042,541
                                         ------------
Distribution Services (1.7%):
     35,280   CDW Corp. (b)............     1,615,824
     29,790   Patterson Dental Co.
                (b)....................     1,351,870
                                         ------------
                                            2,967,694
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Technology (8.5%):
     27,750   Adtran, Inc. (b).........  $  1,423,298
      9,620   Cree Research, Inc.
                (b)....................       156,614
     52,640   Diebold, Inc. ...........     2,276,679
     21,300   Integrated Circuit
                Systems, Inc. (b)......       669,459
     20,200   Intersil Corp., Class A
                (b)....................       537,522
     48,910   Lam Research Corp. (b)...       890,651
      3,400   McData Corp., Class A
                (b)....................        49,878
     91,915   Microchip Technology,
                Inc. ..................     2,263,866
     25,020   SanDisk Corp. (b)........     1,009,557
     40,490   Semtech Corp. (b)........       576,578
     11,100   Silicon Laboratories,
                Inc. (b)...............       295,704
     52,300   Storage Technology Corp.
                (b)....................     1,346,202
     31,310   Synopsys, Inc. (b).......     1,936,524
    102,590   Titan Corp. (b)..........     1,055,651
      1,100   Zebra Technologies Corp.,
                Class A (b)............        82,709
                                         ------------
                                           14,570,892
                                         ------------
Energy Minerals (2.4%):
      4,800   Apache Corp. ............       312,288
     41,780   Murphy Oil Corp. ........     2,197,628
     77,256   XTO Energy, Inc. ........     1,553,618
                                         ------------
                                            4,063,534
                                         ------------
Finance (10.9%):
     42,760   Arthur J. Gallagher &
                Co. ...................     1,163,072
      9,840   Brown & Brown, Inc. .....       319,800
     50,356   ChoicePoint, Inc. (b)....     1,738,289
     42,270   Commerce Bancorp,
                Inc. ..................     1,568,217
     16,510   Eaton Vance Corp. .......       521,716
     10,800   Everest Re Group Ltd. ...       826,200
     16,300   GreenPoint Financial
                Corp. .................       830,322
     36,430   Investors Financial
                Services Corp. ........     1,056,834
     38,320   Legg Mason, Inc. ........     2,488,884
     33,010   M & T Bank Corp. ........     2,780,102
     30,475   Neuberger Berman,
                Inc. ..................     1,216,257
     86,453   New York Community
                Bancorp, Inc. .........     2,514,918
     31,980   Waddell & Reed Financial,
                Inc., Class A..........       820,927
     22,040   Westamerica Bancorp......       949,483
                                         ------------
                                           18,795,021
                                         ------------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Services (9.7%):
     56,340   AdvancePCS (b)...........  $  2,153,878
     22,060   Anthem, Inc. (b).........     1,701,929
     25,070   Coventry Health Care,
                Inc. (b)...............     1,157,231
     47,770   Express Scripts, Inc.,
                Class A (b)............     3,263,647
     29,800   First Health Group Corp.
                (b)....................       822,480
     52,260   Health Net, Inc., Class A
                (b)....................     1,721,967
     54,210   Lincare Holdings, Inc.
                (b)....................     1,708,157
     25,600   Omnicare, Inc. ..........       865,024
     35,170   Oxford Health Plans, Inc.
                (b)....................     1,478,195
     43,550   Universal Health
                Services, Inc., Class B
                (b)....................     1,725,451
                                         ------------
                                           16,597,959
                                         ------------
Health Technology (13.5%):
     19,205   Barr Laboratories, Inc.
                (b)....................     1,257,928
     26,210   Beckman Coulter, Inc. ...     1,065,174
     28,870   Charles River
                Laboratories
                International, Inc.
                (b)....................       929,037
     31,870   Dentsply International,
                Inc. ..................     1,303,483
     28,190   Edwards Lifesciences
                Corp. (b)..............       906,027
     87,550   Gilead Sciences, Inc.
                (b) ...................     4,866,028
     21,290   Hillenbrand Industries,
                Inc. ..................     1,074,081
     60,990   IDEC Pharmaceuticals
                Corp. (b)..............     2,073,659
     29,747   IVAX Corp. (b)...........       530,984
     59,170   Mylan Laboratories,
                Inc. ..................     2,057,341
     36,930   Sepracor, Inc. (b).......       665,848
     87,440   SICOR, Inc. (b)..........     1,778,530
     44,170   Steris Corp. (b).........     1,019,885
     29,180   Varian Medical Systems,
                Inc. (b)...............     1,679,893
     36,350   Vertex Pharmaceuticals,
                Inc. (b)...............       530,710
     39,380   Watson Pharmaceuticals,
                Inc. (b)...............     1,589,771
                                         ------------
                                           23,328,379
                                         ------------
Industrial Services (5.5%):
     30,100   Cooper Cameron Corp.
                (b)....................     1,516,438
     30,900   FMC Technologies, Inc.
                (b)....................       650,445
     46,010   Jacobs Engineering Group,
                Inc. (b)...............     1,939,322
     27,280   Patterson-UTI Energy,
                Inc. (b)...............       883,872
     49,020   Smith International, Inc.
                (b)....................     1,800,995
      7,700   Tetra Tech, Inc. (b).....       131,901
     58,940   Weatherford International
                Ltd. (b)...............     2,469,585
                                         ------------
                                            9,392,558
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Process Industries (2.1%):
      7,400   Donaldson Co., Inc. .....  $    328,930
     30,890   Packaging Corp. of
                America (b)............       569,303
     35,800   Sensient Technologies
                Corp. .................       823,042
     28,960   Sonoco Products Co. .....       695,619
     29,860   Valspar Corp. ...........     1,260,689
                                         ------------
                                            3,677,583
                                         ------------
Producer Manufacturing (2.8%):
     25,360   AGCO Corp. (b)...........       433,149
     64,890   Energizer Holdings, Inc.
                (b)....................     2,037,546
     37,150   HON Industries, Inc. ....     1,133,075
     34,090   Hubbell, Inc., Class B...     1,128,379
                                         ------------
                                            4,732,149
                                         ------------
Retail Trade (8.0%):
     62,440   99 Cents Only Stores
                (b)....................     2,142,941
     41,720   Abercrombie & Fitch Co.,
                Class A (b)............     1,185,265
     22,110   Bed Bath & Beyond, Inc.
                (b)....................       858,089
     20,710   Carmax, Inc. (b).........       624,407
     34,230   Claire's Stores, Inc. ...       868,073
     27,880   Fastenal Co. ............       946,247
     16,550   Michael's Stores, Inc.
                (b)....................       629,893
     20,460   Petsmart, Inc. (b).......       341,068
     12,500   Rent-A-Center, Inc.
                (b)....................       947,625
     57,720   Ross Stores, Inc. .......     2,466,953
     42,500   Whole Foods Market, Inc.
                (b)....................     2,020,025
     22,310   Williams-Sonoma, Inc.
                (b)....................       651,452
                                         ------------
                                           13,682,038
                                         ------------
Technology Services (7.1%):
     70,500   Affiliated Computer
                Services, Inc., Class A
                (b)....................     3,223,965
      6,000   Ask Jeeves, Inc. (b).....        82,500
     22,800   Autodesk, Inc. ..........       368,448
     32,890   Certegy, Inc. (b)........       912,698
     22,700   Checkfree Corp. (b)......       631,968
     64,870   Concord EFS, Inc. (b)....       954,886
     40,720   DST Systems, Inc. (b)....     1,547,360
     19,000   Fiserv, Inc. (b).........       676,590
     24,100   Macromedia, Inc. (b).....       507,064
     45,210   Macrovision Corp. (b)....       900,583
     28,690   National Instruments
                Corp. (b)..............     1,083,908
     26,750   Reynolds & Reynolds Co.,
                Class A................       763,980
     11,600   Symantec Corp. (b).......       508,776
                                         ------------
                                           12,162,726
                                         ------------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 4

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Transportation (2.6%):
     33,800   C.H. Robinson Worldwide,
                Inc. ..................  $  1,201,928
     72,760   Expeditors International
                of Washington, Inc. ...     2,520,406
     35,300   Swift Transportation Co.,
                Inc. (b)...............       657,286
                                         ------------
                                            4,379,620
                                         ------------
Utilities (1.7%):
     39,010   DPL, Inc. ...............       621,819
     40,260   Equitable Resources,
                Inc. ..................     1,640,193
     28,290   Philadelphia Suburban
                Corp. .................       689,710
                                         ------------
                                            2,951,722
                                         ------------
  Total Common Stocks                     165,084,981
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
INVESTMENT COMPANIES (4.7%):
     41,200   iShares Russell 2000
                Growth.................  $  1,946,700
     54,500   Nasdaq-100 Index (b).....     1,632,275
  4,489,814   One Group Prime Money
                Market Fund, Class I
                (c)....................     4,489,814
                                         ------------
  Total Investment Companies                8,068,789
                                         ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (6.7%):
$11,483,627   Pool of various
                securities for One
                Group Equity Funds --
                footnote 2 (Securities
                Lending)...............    11,483,627
                                         ------------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending      11,483,627
                                         ------------
Total (Cost $167,592,855) (a)            $184,637,397
                                         ============

------------
Percentages indicated are based on net assets of $171,648,013.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $23,648,414
                   Unrealized depreciation......................   (6,603,872)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $17,044,542
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS (90.4%):
Commercial Services (1.3%):
     5,700   Banta Corp. ................  $   184,509
    36,700   Copart, Inc. (b)............      346,815
    12,200   Sylvan Learning Systems,
               Inc. (b)..................      278,648
    15,700   Valassis Communications,
               Inc. (b)..................      403,804
                                           -----------
                                             1,213,776
                                           -----------
Communications (0.8%):
    18,100   Price Communications Corp.
               (b).......................      233,671
    10,200   Telephone & Data Systems,
               Inc.......................      506,940
                                           -----------
                                               740,611
                                           -----------
Consumer Durables (4.1%):
    11,850   Activision, Inc. (b)........      153,102
     6,400   Centex Corp. ...............      497,856
    36,000   D.R. Horton, Inc. ..........    1,011,600
    18,100   Lennar Corp. ...............    1,294,150
     6,600   Mohawk Industries, Inc.
               (b).......................      366,498
     6,800   Pulte Corp. ................      419,288
                                           -----------
                                             3,742,494
                                           -----------
Consumer Non-Durables (4.6%):
    28,100   Constellation Brands, Inc.,
               Class A (b)...............      882,340
    28,650   Dean Foods Co. (b)..........      902,475
    22,200   Loews Corp. -- Carolina
               Group.....................      599,400
    52,500   PepsiAmericas, Inc. ........      659,400
   112,800   Tyson Foods, Inc., Class
               A.........................    1,197,936
                                           -----------
                                             4,241,551
                                           -----------
Consumer Services (2.9%):
    37,700   Belo Corp., Class A.........      842,972
    24,100   Emmis Communications Corp.,
               Class A (b)...............      553,095
    24,800   Mandalay Resort Group.......      789,880
    18,900   Station Casinos, Inc. (b)...      477,225
                                           -----------
                                             2,663,172
                                           -----------
Distribution Services (1.5%):
     8,800   AmerisourceBergen Corp. ....      610,280
    52,400   Arrow Electronics, Inc.
               (b).......................      798,576
                                           -----------
                                             1,408,856
                                           -----------
Electronic Technology (7.0%):
    92,200   3Com Corp. (b)..............      431,496
    18,500   Advanced Fibre
               Communication, Inc. (b)...      300,995
     7,600   Diebold, Inc. ..............      328,700

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    20,100   Fairchild Semiconductor
               International, Inc. (b)...  $   257,079
    23,300   Harris Corp. ...............      700,165
    47,100   Integrated Device
               Technology, Inc. (b)......      520,455
    17,500   International Rectifier
               Corp. (b).................      469,350
    18,100   Intersil Corp., Class A
               (b).......................      481,641
    31,200   L-3 Communications Holdings,
               Inc. (b)..................    1,356,888
    53,900   Lattice Semiconductor Corp.
               (b).......................      443,597
    37,200   Newport Corp. (b)...........      550,560
    47,700   Quantum Corp. (b)...........      193,185
    37,000   Titan Corp. (b).............      380,730
                                           -----------
                                             6,414,841
                                           -----------
Energy Minerals (3.1%):
     4,620   Apache Corp. ...............      300,577
    13,662   Devon Energy Corp. .........      729,551
    37,400   Pioneer Natural Resources
               Co. (b)...................      976,140
    23,000   Valero Energy Corp. ........      835,590
                                           -----------
                                             2,841,858
                                           -----------
Finance (24.7%):
    17,600   AMB Property Corp. .........      495,792
    23,100   American Financial Group,
               Inc.......................      526,680
    12,000   American Financial Realty
               Trust.....................      178,920
    21,800   Associated Banc Corp. ......      803,984
    39,600   Banknorth Group, Inc. ......    1,010,592
    33,900   Compass Bancshares, Inc. ...    1,184,127
    10,200   Cousins Properties, Inc. ...      284,580
    93,400   E*Trade Group, Inc. (b).....      793,900
    21,400   Everest Re Group Ltd. ......    1,637,099
    31,375   Fidelity National Financial,
               Inc. .....................      965,095
     7,100   First Tennessee National
               Corp. ....................      311,761
    11,000   GATX Corp. .................      179,850
     8,940   GreenPoint Financial
               Corp. ....................      455,404
    28,400   HCC Insurance Holdings,
               Inc. .....................      839,788
    62,360   Hibernia Corp., Class A.....    1,132,458
    13,400   Huntington Bancshares,
               Inc. .....................      261,568
    15,700   Independence Community Bank
               Corp. ....................      443,054
    12,500   IndyMac Bancorp, Inc. ......      317,750
    30,000   Janus Capital Group Inc. ...      492,000
    32,000   LaBranche & Co., Inc. ......      662,080

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 6

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    21,320   Liberty Property Trust......  $   737,672
    14,900   MBIA, Inc. .................      726,375
    30,200   Mercantile Bankshares
               Corp. ....................    1,189,276
    53,710   National Commerce Financial
               Co. ......................    1,191,825
    30,680   New Plan Excel Realty
               Trust.....................      655,018
    38,700   Old Republic International
               Corp. ....................    1,326,249
    21,700   PMI Group, Inc. ............      582,428
    25,100   Radian Group, Inc. .........      919,915
    65,100   Sovereign Bancorp, Inc. ....    1,018,815
     8,200   StanCorp Financial Group,
               Inc. .....................      428,204
    29,000   United Dominion Realty
               Trust, Inc. ..............      499,380
     6,300   Zions Bancorp...............      318,843
                                           -----------
                                            22,570,482
                                           -----------
Health Services (3.1%):
    29,000   LifePoint Hospitals, Inc.
               (b).......................      607,260
    25,300   Omnicare, Inc. .............      854,887
    35,400   Triad Hospitals, Inc. (b)...      878,628
    12,400   Universal Health Services,
               Inc., Class B (b).........      491,288
                                           -----------
                                             2,832,063
                                           -----------
Health Technology (1.5%):
    60,600   Millennium Pharmaceuticals,
               Inc. (b)..................      953,238
    30,300   Protein Design Labs, Inc.
               (b).......................      423,594
                                           -----------
                                             1,376,832
                                           -----------
Industrial Services (5.2%):
    36,900   ENSCO International,
               Inc. .....................      992,610
    22,500   Grant Prideco, Inc. (b).....      264,375
    16,600   Helmerich & Payne, Inc. ....      484,720
    20,900   Pride International, Inc.
               (b).......................      393,338
    35,100   Republic Services, Inc.
               (b).......................      795,717
    29,200   Tidewater, Inc. ............      857,604
    48,100   Varco International, Inc.
               (b).......................      942,760
                                           -----------
                                             4,731,124
                                           -----------
Non-Energy Minerals (0.4%):
   106,900   AK Steel Holding Corp.
               (b).......................      386,978
                                           -----------
Process Industries (5.3%):
    21,100   Bowater, Inc. ..............      790,195
    16,700   Cabot Corp. ................      479,290
    26,500   Ferro Corp. ................      597,045
    33,200   Lubrizol Corp. .............    1,028,868
     7,700   Minerals Technologies,
               Inc. .....................      374,682
    54,300   RPM International, Inc. ....      746,625
    10,600   Sensient Technologies
               Corp. ....................      243,694

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
    14,600   Valspar Corp. ..............  $   616,412
                                           -----------
                                             4,876,811
                                           -----------
Producer Manufacturing (7.9%):
    35,600   ALLETE, Inc. ...............      945,180
    28,500   American Power Conversion
               Corp. (b).................      444,315
    15,600   Borg Warner, Inc. ..........    1,004,640
    13,400   Carlisle Cos., Inc. ........      564,944
    11,100   HON Industries, Inc. .......      338,550
     3,500   ITT Industries, Inc. .......      229,110
    23,600   Lear Corp. (b)..............    1,086,072
    15,900   Pentair, Inc. ..............      621,054
    16,400   SPX Corp. (b)...............      722,584
    13,100   Teleflex, Inc. .............      557,405
    18,200   Trinity Industries, Inc. ...      336,882
    14,800   York International Corp. ...      346,320
                                           -----------
                                             7,197,056
                                           -----------
Retail Trade (1.7%):
    40,700   BJ's Wholesale Club, Inc.
               (b).......................      612,942
    13,400   Borders Group, Inc. (b).....      235,974
     7,800   Claire's Stores, Inc. ......      197,808
    54,700   Saks, Inc. (b)..............      530,590
                                           -----------
                                             1,577,314
                                           -----------
Technology Services (3.5%):
    31,760   Ascential Software Corp.
               (b).......................      522,134
    51,700   Ceridian Corp. (b)..........      877,349
    20,300   Macromedia, Inc. (b)........      427,112
    11,000   Reynolds & Reynolds Co.,
               Class A...................      314,160
    46,300   Sybase, Inc. (b)............      644,033
    32,400   Unisys Corp. (b)............      397,872
                                           -----------
                                             3,182,660
                                           -----------
Transportation (2.7%):
    20,700   Alaska Air Group, Inc.
               (b).......................      444,015
    34,200   EGL, Inc. (b)...............      519,840
    20,100   J.B. Hunt Transport
               Services, Inc. (b)........      758,775
    38,900   Swift Transportation Co.,
               Inc. (b)..................      724,318
                                           -----------
                                             2,446,948
                                           -----------
Utilities (9.1%):
    28,800   Black Hills Corp. ..........      884,160
    30,400   Energy East Corp. ..........      631,104
    12,200   Equitable Resources,
               Inc. .....................      497,028
     8,990   Hawaiian Electric
               Industries, Inc. .........      412,192
    15,920   MDU Resources Group,
               Inc. .....................      533,161
    14,690   NSTAR.......................      669,130

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    23,400   Oneok, Inc. ................  $   459,342
    80,425   Pepco Holdings, Inc. .......    1,540,942
    30,100   Puget Energy, Inc. .........      718,487
    15,400   Questar Corp. ..............      515,438
    47,700   Wisconsin Energy Corp. .....    1,383,300
                                           -----------
                                             8,244,284
                                           -----------
  Total Common Stocks                       82,689,711
                                           -----------
WARRANTS (0.0%):
Finance (0.0%):
    22,300   Dime Bancorp, Inc. (b)......        3,345
                                           -----------
  Total Warrants                                 3,345
                                           -----------
INVESTMENT COMPANIES (5.9%):
     2,500   iShares S&P 400 Value Index
               Fund......................      222,125
    17,700   Mid-Cap 400 Depository
               Receipt...................    1,552,644
 3,663,289   One Group Prime Money Market
               Fund, Class I (c).........    3,663,289
                                           -----------
  Total Investment Companies                 5,438,058
                                           -----------

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
REPURCHASE AGREEMENTS (3.7%):
$3,427,000   State Street Bank and Trust,
               0.65%, 7/1/03 (Proceeds at
               maturity $3,427,062,
               collateralized by various
               U.S. Government
               Securities)...............  $ 3,427,000
                                           -----------
  Total Repurchase Agreements                3,427,000
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL
  FOR SECURITIES LENDING (6.9%):
 6,325,873   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......    6,325,873
                                           -----------
  Total Short-Term Securities Held as
  Collateral
    for Securities Lending
                                             6,325,873
                                           -----------
Total (Cost $92,892,607) (a)               $97,883,987
                                           ===========

------------
Percentages indicated are based on net assets of $91,583,303.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 8,818,049
                   Unrealized depreciation......................   (3,826,669)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 4,991,380
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 8

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS (94.8%):
Commercial Services (0.7%):
     9,990   Manpower, Inc. .............  $   370,529
                                           -----------
Consumer Durables (3.2%):
     7,970   Black & Decker Corp. .......      346,297
    19,030   D.R. Horton, Inc. ..........      534,742
     3,050   Electronic Arts, Inc. (b)...      225,670
     9,360   Mohawk Industries, Inc.
               (b).......................      519,761
                                           -----------
                                             1,626,470
                                           -----------
Consumer Non-Durables (4.7%):
     7,580   Cintas Corp. ...............      268,635
     2,430   Coach, Inc. (b).............      120,868
    13,250   Constellation Brands, Inc.,
               Class A (b)...............      416,050
    11,660   Dial Corp. .................      226,787
    15,410   Liz Claiborne, Inc. ........      543,203
    19,500   McCormick & Co., Inc. ......      530,400
    23,680   Tyson Foods, Inc., Class
               A.........................      251,482
                                           -----------
                                             2,357,425
                                           -----------
Consumer Services (6.1%):
    18,780   Brinker International, Inc.
               (b).......................      676,457
    17,300   Cablevision Systems Corp.,
               Class A (b)...............      359,148
     6,670   CBRL Group, Inc. ...........      259,196
    10,570   Cheesecake Factory, Inc.
               (b).......................      379,357
     8,610   Entercom Communications
               Corp. (b).................      421,976
       660   New York Times Co., Class
               A.........................       30,030
    17,840   Royal Caribbean Cruises
               Ltd. .....................      413,174
    10,490   Wendy's International,
               Inc. .....................      303,895
     8,390   Yum! Brands, Inc. (b).......      248,008
                                           -----------
                                             3,091,241
                                           -----------
Distribution Services (3.0%):
     7,950   AmerisourceBergen Corp. ....      551,333
    12,470   Andrx Corp. (b).............      248,153
    26,400   Arrow Electronics, Inc.
               (b).......................      402,336
     9,060   McKesson Corp. .............      323,804
                                           -----------
                                             1,525,626
                                           -----------
Electronic Technology (8.4%):
     9,640   Altera Corp. (b)............      158,096
     6,070   Amphenol Corp., Class A
               (b).......................      284,197
    45,800   Cadence Design Systems, Inc.
               (b).......................      552,347
    15,050   Comverse Technology, Inc.
               (b).......................      226,202
    14,010   Diebold, Inc. ..............      605,932
    16,530   International Rectifier
               Corp. (b).................      443,335
    11,750   Intersil Corp., Class A
               (b).......................      312,668
    31,030   JDS Uniphase Corp. (b)......      108,915
    11,500   L-3 Communications Holdings,
               Inc. (b)..................      500,135

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     5,610   Lexmark International, Inc.,
               Class A (b)...............  $   397,020
    11,560   Microchip Technology,
               Inc. .....................      284,723
    13,950   Power Integrations, Inc.
               (b).......................      339,264
                                           -----------
                                             4,212,834
                                           -----------
Energy Minerals (3.5%):
     4,970   Apache Corp. ...............      323,348
     6,600   Ashland, Inc. ..............      202,488
    14,890   Murphy Oil Corp. ...........      783,214
    18,170   Pioneer Natural Resources
               Co. (b)...................      474,237
                                           -----------
                                             1,783,287
                                           -----------
Finance (18.9%):
     6,170   AMBAC Financial Group,
               Inc. .....................      408,763
    19,020   AmSouth Bancorp.............      415,397
    13,159   Associated Banc Corp. ......      485,304
    28,050   Banknorth Group, Inc. ......      715,836
     8,030   Bear Stearns Cos., Inc. ....      581,533
    23,890   Compass Bancshares, Inc. ...      834,477
     7,020   Countrywide Financial
               Corp. ....................      488,381
    71,650   E*Trade Group, Inc. (b).....      609,025
    11,380   Everest Re Group Ltd. ......      870,569
     9,020   First Tennessee National
               Corp. ....................      396,068
    15,630   GreenPoint Financial
               Corp. ....................      796,192
    10,860   North Fork Bancorp, Inc. ...      369,892
    14,880   Old Republic International
               Corp. ....................      509,938
    18,510   PMI Group, Inc. ............      496,808
    19,460   Radian Group, Inc. .........      713,209
    13,940   Southtrust Corp. ...........      379,168
    27,690   Sovereign Bancorp, Inc. ....      433,349
                                           -----------
                                             9,503,909
                                           -----------
Health Services (4.8%):
    19,210   AdvancePCS (b)..............      734,399
    17,340   Caremark Rx, Inc. (b).......      445,291
     6,120   Coventry Health Care, Inc.
               (b).......................      282,499
    17,860   Health Net, Inc., Class A
               (b).......................      588,487
     9,360   Universal Health Services,
               Inc., Class B (b).........      370,843
                                           -----------
                                             2,421,519
                                           -----------
Health Technology (7.1%):
     8,110   Angiotech Pharmaceuticals,
               Inc. (b)..................      330,401
     7,340   Biovail Corp. (b)...........      345,420
     9,130   Dentsply International,
               Inc. .....................      373,417
    15,650   Edwards Lifesciences Corp.
               (b).......................      502,991

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    15,140   Gilead Sciences, Inc. (b)...  $   841,481
    16,420   IDEC Pharmaceuticals Corp.
               (b).......................      558,280
    12,050   IVAX Corp. (b)..............      215,093
    16,060   Protein Design Labs, Inc.
               (b).......................      224,519
     9,700   SICOR, Inc. (b).............      197,298
                                           -----------
                                             3,588,900
                                           -----------
Industrial Services (5.2%):
    15,980   BJ Services Co. (b).........      597,013
    12,650   Cooper Cameron Corp. (b)....      637,307
    12,240   Jacobs Engineering Group,
               Inc. (b)..................      515,916
     4,420   Patterson-UTI Energy, Inc.
               (b).......................      143,208
    17,670   Weatherford International
               Ltd. (b)..................      740,373
                                           -----------
                                             2,633,817
                                           -----------
Non-Energy Minerals (0.8%):
    12,620   Lafarge North America
               Corp. ....................      389,958
                                           -----------
Process Industries (3.2%):
    10,950   AptarGroup, Inc. ...........      394,200
     8,450   Cabot Corp. ................      242,515
    12,990   Engelhard Corp. ............      321,762
    12,220   Lubrizol Corp. .............      378,698
     6,030   Valspar Corp. ..............      254,587
                                           -----------
                                             1,591,762
                                           -----------
Producer Manufacturing (7.7%):
     6,560   ALLETE, Inc. ...............      174,168
     4,520   American Standard Cos., Inc.
               (b).......................      334,164
    16,140   AMETEK, Inc. ...............      591,531
     4,540   Avery Dennison Corp. .......      227,908
     8,930   Borg Warner, Inc. ..........      575,092
    11,140   Cummins, Inc. ..............      399,815
    14,530   Harsco Corp. ...............      523,807
    13,240   Lear Corp. (b)..............      609,304
     9,020   Teleflex, Inc. .............      383,801
     1,970   York International Corp. ...       46,098
                                           -----------
                                             3,865,688
                                           -----------
Retail Trade (4.7%):
    16,120   99 Cents Only Stores (b)....      553,238
     9,020   Abercrombie & Fitch Co.,
               Class A (b)...............      256,258
     2,560   Hot Topic, Inc. (b).........       68,890
    15,660   Pacific Sunwear of
               California, Inc. (b)......      377,249

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
    11,250   Regis Corp. ................  $   326,813
     6,540   Rent-A-Center, Inc. (b).....      495,797
     6,420   Whole Foods Market, Inc.
               (b).......................      305,143
                                           -----------
                                             2,383,388
                                           -----------
Technology Services (5.5%):
    10,340   Adobe Systems, Inc. ........      331,604
     7,350   Affiliated Computer
               Services, Inc., Class A
               (b).......................      336,116
    25,010   BMC Software, Inc. (b)......      408,413
    10,610   Cognos, Inc. (b)............      286,470
    13,130   Fiserv, Inc. (b)............      467,559
    21,010   Reynolds & Reynolds Co.,
               Class A...................      600,045
     9,750   SunGard Data Systems, Inc.
               (b).......................      252,623
     7,930   Verisign, Inc. (b)..........      109,672
                                           -----------
                                             2,792,502
                                           -----------
Transportation (0.6%):
     8,880   Expeditors International of
               Washington, Inc. .........      307,603
                                           -----------
Utilities (6.7%):
     6,940   Black Hills Corp. ..........      213,058
    11,250   Energy East Corp. ..........      233,550
     9,800   Entergy Corp. ..............      517,244
    14,670   Equitable Resources,
               Inc. .....................      597,655
     6,410   Kinder Morgan, Inc. ........      350,307
     9,200   MDU Resources Group,
               Inc. .....................      308,108
    17,110   Pepco Holdings, Inc. .......      327,828
     8,890   Scana Corp. ................      304,749
    18,080   Wisconsin Energy Corp. .....      524,320
                                           -----------
                                             3,376,819
                                           -----------
  Total Common Stocks                       47,823,277
                                           -----------
INVESTMENT COMPANIES (4.0%):
 2,014,666   One Group Prime Money Market
               Fund, Class I (c).........    2,014,666
                                           -----------
  Total Investment Companies                 2,014,666
                                           -----------
REPURCHASE AGREEMENTS (1.0%):
$  479,000   State Street Bank and Trust,
               0.65%, 7/1/03 (Proceeds at
               maturity $479,009,
               collateralized by various
               U.S. Government
               Securities)...............      479,000
                                           -----------
  Total Repurchase Agreements                  479,000
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 10

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING (9.5%):
$4,767,656   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......  $ 4,767,656
                                           -----------
  Total Short-Term Securities Held as
  Collateral
    for Securities Lending
                                             4,767,656
                                           -----------
Total (Cost $49,366,118) (a)               $55,084,599
                                           ===========

------------
Percentages indicated are based on net assets of $50,402,400.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 7,678,074
                   Unrealized depreciation......................   (1,959,593)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 5,718,481
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS (96.9%):
Commercial Services (1.4%):
     8,060   Catalina Marketing Corp.
               (b)......................  $    142,259
     2,240   Dun & Bradstreet Corp.
               (b)......................        92,064
    18,480   Fair Issac & Co., Inc. ....       950,796
     6,210   McGraw-Hill Cos., Inc. ....       385,020
     5,880   Moody's Corp. .............       309,935
     8,160   Omnicom Group, Inc. .......       585,072
     2,700   R.R. Donnelley & Sons
               Co. .....................        70,578
                                          ------------
                                             2,535,724
                                          ------------
Communications (0.6%):
    46,460   AT&T Wireless Services,
               Inc. (b).................       381,437
    20,300   Citizens Communications Co.
               (b)......................       261,667
    25,210   Nextel Communications,
               Inc., Class A (b)........       455,796
                                          ------------
                                             1,098,900
                                          ------------
Consumer Durables (1.8%):
     7,860   Electronic Arts, Inc.
               (b)......................       581,561
    17,970   Harley-Davidson, Inc. .....       716,284
    10,150   Harman International
               Industries, Inc. ........       803,272
    32,460   Mattel, Inc. ..............       614,143
     9,650   Pulte Corp. ...............       595,019
                                          ------------
                                             3,310,279
                                          ------------
Consumer Non-Durables (8.7%):
    19,980   Altria Group, Inc. ........       907,891
    43,600   Anheuser-Busch Co.,
               Inc. ....................     2,225,780
    35,970   Coca-Cola Co. .............     1,669,368
    62,620   General Mills, Inc. .......     2,968,814
    19,570   Kraft Foods, Inc. .........       637,004
    92,864   PepsiCo, Inc. .............     4,132,448
    41,190   Proctor & Gamble Co. ......     3,673,324
                                          ------------
                                            16,214,629
                                          ------------
Consumer Services (4.2%):
    33,590   Clear Channel
               Communications, Inc.
               (b)......................     1,423,880
    41,820   Comcast Corp., Class A
               (b)......................     1,262,128
       930   E.W. Scripps Co., Class
               A........................        82,510
     5,540   eBay, Inc. (b).............       577,157
     9,780   EchoStar Communications
               Corp., Class A (b).......       338,584
     9,800   International Game
               Technologies (b).........     1,002,834
    16,880   Interpublic Group of Cos.,
               Inc. ....................       225,854
     5,850   Krispy Kreme Doughnuts,
               Inc. (b).................       240,903
     7,270   Lamar Advertising Co.,
               Class A (b)..............       255,977

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     1,870   Meredith Corp. ............  $     82,280
     6,320   Univision Communications,
               Inc. (b).................       192,128
    27,500   Wendy's International,
               Inc. ....................       796,675
    44,790   Yum! Brands, Inc. (b)......     1,323,992
                                          ------------
                                             7,804,902
                                          ------------
Distribution Services (2.9%):
    34,250   AmerisourceBergen Corp. ...     2,375,238
     2,150   Fisher Scientific
               International, Inc.
               (b)......................        75,035
     2,410   Henry Schein, Inc. (b).....       126,139
    39,300   McKesson Corp. ............     1,404,582
    47,010   Sysco Corp. ...............     1,412,180
                                          ------------
                                             5,393,174
                                          ------------
Electronic Technology (11.5%):
     7,090   Agilent Technologies, Inc.
               (b)......................       138,610
    17,370   Analog Devices, Inc. (b)...       604,823
    74,900   Applied Materials, Inc.
               (b)......................     1,187,914
    16,300   Boeing Co. ................       559,416
   284,500   Cisco Systems, Inc. (b)....     4,748,304
    22,450   Comverse Technology, Inc.
               (b)......................       337,424
    77,150   Dell Computer Corp. (b)....     2,465,713
    29,410   EMC Corp. (b)..............       307,923
    12,940   General Dynamics Corp. ....       938,150
     5,100   Harris Corp. ..............       153,255
   278,400   Intel Corp. ...............     5,786,265
     7,130   Jabil Circuit, Inc. (b)....       157,573
     5,040   Lexmark International,
               Inc., Class A (b)........       356,681
    19,200   Linear Technology Corp. ...       618,432
    14,920   Lockheed Martin Corp. .....       709,744
    26,690   Motorola, Inc. ............       251,687
    27,050   Network Appliance, Inc.
               (b)......................       438,481
     2,640   Qlogic Corp. (b)...........       127,591
    28,080   Sun Microsystems, Inc.
               (b)......................       129,168
    83,441   Texas Instruments, Inc. ...     1,468,562
     5,210   Xilinx, Inc. (b)...........       131,865
                                          ------------
                                            21,617,581
                                          ------------
Energy Minerals (0.6%):
     4,347   Apache Corp. ..............       282,816
     5,410   Devon Energy Corp. ........       288,894
    10,790   Murphy Oil Corp. ..........       567,554
                                          ------------
                                             1,139,264
                                          ------------
Finance (6.1%):
    14,150   AFLAC, Inc. ...............       435,113

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 12

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Finance, continued:
    24,780   American Express Co. ......  $  1,036,052
    50,890   American International
               Group, Inc. .............     2,808,110
    25,240   Bank of New York Co.,
               Inc. ....................       725,650
     8,020   Capital One Financial
               Corp. ...................       394,424
    75,960   Charles Schwab Corp. ......       766,436
    42,040   Fannie Mae.................     2,835,177
    27,700   Marsh & McLennan Cos.......     1,414,639
    10,860   SLM Corp. .................       425,386
     2,130   StanCorp Financial Group,
               Inc. ....................       111,229
     9,610   Wells Fargo & Co. .........       484,344
                                          ------------
                                            11,436,560
                                          ------------
Health Services (4.7%):
    12,030   Anthem, Inc. (b)...........       928,115
    42,030   Caremark Rx, Inc. (b)......     1,079,330
    70,600   HCA-The Healthcare
               Corp. ...................     2,262,023
     9,530   Health Management
               Associates, Inc., Class
               A........................       175,829
    17,160   Laboratory Corp. of America
               Holdings (b).............       517,374
     4,270   Lincare Holdings, Inc.
               (b)......................       134,548
    46,910   Omnicare, Inc. ............     1,585,089
     2,880   Oxford Health Plans, Inc.
               (b)......................       121,046
     3,560   Quest Diagnostics, Inc.
               (b)......................       227,128
    23,020   UnitedHealth Group,
               Inc. ....................     1,156,755
     7,470   Wellpoint Health Networks,
               Inc., Class A (b)........       629,721
                                          ------------
                                             8,816,958
                                          ------------
Health Technology (23.2%):
    74,250   Abbott Laboratories........     3,249,180
    67,754   Amgen, Inc. (b)............     4,501,576
     2,360   Beckman Coulter, Inc. .....        95,910
    25,880   Boston Scientific Corp.
               (b)......................     1,581,268
     5,020   Cytyc Corp. (b)............        52,810
     3,080   Dentsply International,
               Inc. ....................       125,972
    52,090   Eli Lilly & Co. ...........     3,592,647
    20,700   Genzyme Corp. (b)..........       865,260
     6,810   Gilead Sciences, Inc.
               (b)......................       378,500
   123,710   Johnson & Johnson..........     6,395,807
    46,620   Medtronic, Inc. ...........     2,236,361
    58,410   Merck & Co., Inc. .........     3,536,726
    50,830   PerkinElmer, Inc. .........       701,962
   328,865   Pfizer, Inc. ..............    11,230,739
    12,520   St. Jude Medical, Inc.
               (b)......................       719,900
    14,910   Watson Pharmaceuticals,
               Inc. (b).................       601,917
    50,520   Wyeth......................     2,301,186

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    28,580   Zimmer Holdings, Inc.
               (b)......................  $  1,287,529
                                          ------------
                                            43,455,250
                                          ------------
Industrial Services (2.2%):
    23,050   BJ Services Co. (b)........       861,148
    37,790   Fluor Corp. ...............     1,271,256
    11,960   Noble Corp. (b)............       410,228
     9,650   Smith International, Inc.
               (b)......................       354,541
     3,710   Weatherford International
               Ltd. (b).................       155,449
    25,695   Western Gas Resources,
               Inc. ....................     1,017,522
                                          ------------
                                             4,070,144
                                          ------------
Non-Energy Minerals (0.6%):
    33,480   Alcoa, Inc. ...............       853,740
     9,470   Newmont Mining Corp. ......       307,396
                                          ------------
                                             1,161,136
                                          ------------
Process Industries (0.7%):
    20,580   Praxair, Inc. .............     1,236,858
                                          ------------
Producer Manufacturing (7.9%):
     5,730   Danaher Corp. .............       389,927
    17,360   Flowserve Corp. (b)........       341,471
   346,060   General Electric Co. ......     9,925,001
    23,340   Minnesota Mining &
               Manufacturing Co. .......     3,010,393
     8,550   Molex, Inc. ...............       230,765
    10,910   United Technologies
               Corp. ...................       772,755
                                          ------------
                                            14,670,312
                                          ------------
Retail Trade (8.6%):
     6,910   Amazon.Com, Inc. (b).......       252,146
    22,910   Bed Bath & Beyond, Inc.
               (b)......................       889,137
    37,240   Best Buy Co., Inc. (b).....     1,635,581
   119,040   Home Depot, Inc. ..........     3,942,605
    11,550   Kohl's Corp. (b)...........       593,439
    20,880   Lowe's Cos., Inc. .........       896,796
    29,870   Sears Roebuck & Co. .......     1,004,827
    17,440   Target Corp. ..............       659,930
   104,750   Wal-Mart Stores, Inc. .....     5,621,932
    19,260   Walgreen Co. ..............       579,726
                                          ------------
                                            16,076,119
                                          ------------
Technology Services (10.1%):
    13,130   Adobe Systems, Inc. .......       421,079
    30,360   Affiliated Computer
               Services, Inc., Class A
               (b)......................     1,388,363
    14,240   Autodesk, Inc. ............       230,118
    33,210   Automatic Data Processing,
               Inc. ....................     1,124,491
    14,620   BMC Software, Inc. (b).....       238,745

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
    38,830   Concord EFS, Inc. (b)......  $    571,578
     3,710   Emulex Corp. (b)...........        84,477
    34,830   First Data Corp. ..........     1,443,355
    10,230   Fiserv, Inc. (b)...........       364,290
    25,910   International Business
               Machines Corp. ..........     2,137,575
     3,450   Intuit, Inc. (b)...........       153,629
     7,045   Macromedia, Inc. (b).......       148,227
   353,990   Microsoft Corp. ...........     9,065,683
    55,380   Oracle Corp. (b)...........       665,668
    11,100   SunGard Data Systems, Inc.
               (b)......................       287,601
    12,640   Sybase, Inc. (b)...........       175,822
     7,250   Symantec Corp. (b).........       317,985
                                          ------------
                                            18,818,686
                                          ------------
Transportation (1.1%):
    38,020   Southwest Airlines Co. ....       653,944
    20,840   United Parcel Service,
               Inc., Class B............     1,327,508
                                          ------------
                                             1,981,452
                                          ------------
  Total Common Stocks                      180,837,928
                                          ------------

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
INVESTMENT COMPANIES (3.8%):
 7,015,818   One Group Prime Money
               Market Fund, Class I
               (c)......................  $  7,015,818
                                          ------------
  Total Investment Companies                 7,015,818
                                          ------------
REPURCHASE AGREEMENTS (0.1%):
$  273,000   State Street Bank and
               Trust, 0.65%, 7/1/03
               (Proceeds at maturity
               $273,005, collateralized
               by various U.S.
               Government Securities)...       273,000
                                          ------------
  Total Repurchase Agreements                  273,000
                                          ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (4.9%):
 9,143,387   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending).....     9,143,387
                                          ------------
  Total Short-Term Securities Held as
  Collateral
    for Securities Lending
                                             9,143,387
                                          ------------
Total (Cost $219,382,823) (a)             $197,270,133
                                          ============

------------
Percentages indicated are based on net assets of $186,675,900.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 13,495,260
                   Unrealized depreciation......................   (35,607,950)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(22,112,690)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 14

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS (97.1%):
Commercial Services (0.8%):
    15,694   Omnicom Group, Inc. .......  $  1,125,260
                                          ------------
Communications (3.5%):
     5,949   AT&T Corp. ................       114,518
    39,759   BellSouth Corp. ...........     1,058,782
    20,072   CenturyTel, Inc. ..........       699,509
    64,941   SBC Communications,
               Inc. ....................     1,659,243
    33,725   Verizon Communications.....     1,330,451
                                          ------------
                                             4,862,503
                                          ------------
Consumer Durables (0.9%):
     6,643   Electronic Arts, Inc.
               (b)......................       491,516
    23,039   General Motors Corp. ......       829,404
                                          ------------
                                             1,320,920
                                          ------------
Consumer Non-Durables (5.3%):
    57,028   Altria Group, Inc. ........     2,591,352
    54,437   Coca-Cola Co. .............     2,526,421
    23,250   Jones Apparel Group, Inc.
               (b)......................       680,295
    12,718   Proctor & Gamble Co. ......     1,134,191
    42,535   Tyson Foods, Inc., Class
               A........................       451,722
                                          ------------
                                             7,383,981
                                          ------------
Consumer Services (6.6%):
    98,950   AOL Time Warner, Inc.
               (b)......................     1,592,106
    40,637   Brinker International, Inc.
               (b)......................     1,463,745
    20,316   Clear Channel
               Communications, Inc.
               (b)......................       861,195
     9,629   Comcast Corp., Class A
               (b)......................       290,603
    27,397   Comcast Corp., Special
               Class A (b)..............       789,856
    52,700   Viacom, Inc., Class B
               (b)......................     2,300,881
    37,321   Walt Disney Co. ...........       737,090
    41,952   Yum! Brands, Inc. (b)......     1,240,101
                                          ------------
                                             9,275,577
                                          ------------
Distribution Services (3.3%):
    22,533   AmerisourceBergen Corp. ...     1,562,664
    32,617   Andrx Corp. (b)............       649,078
    35,035   McKesson Corp. ............     1,252,151
    36,701   Sysco Corp. ...............     1,102,498
                                          ------------
                                             4,566,391
                                          ------------
Electronic Technology (7.2%):
    98,402   Cisco Systems, Inc. (b)....     1,642,329
    35,005   Comverse Technology, Inc.
               (b)......................       526,125
    19,700   Cymer, Inc. (b)............       621,732
    38,083   Dell Computer Corp. (b)....     1,217,133
    13,490   Diebold, Inc. .............       583,443
   124,061   Intel Corp. ...............     2,578,483
    18,884   Linear Technology Corp. ...       608,254

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
   109,005   Motorola, Inc. ............  $  1,027,917
     5,231   Northrop Grumman Corp. ....       451,383
    23,120   Qualcomm, Inc. ............       826,540
                                          ------------
                                            10,083,339
                                          ------------
Energy Minerals (4.7%):
     9,270   Devon Energy Corp. ........       495,018
   115,315   Exxon Mobil Corp. .........     4,140,962
    23,394   Murphy Oil Corp. ..........     1,230,524
    35,630   Suncor Energy, Inc. .......       668,063
                                          ------------
                                             6,534,567
                                          ------------
Finance (21.8%):
    52,253   American International
               Group, Inc. .............     2,883,321
    34,985   Bank of America Corp. .....     2,764,865
    27,989   Charter One Financial,
               Inc. ....................       872,697
   104,649   Citigroup, Inc. ...........     4,478,976
    60,418   Freddie Mac................     3,067,421
    21,891   Hartford Financial Services
               Group, Inc. .............     1,102,431
    79,925   JP Morgan Chase & Co. .....     2,731,837
    30,972   Marsh & McLennan Cos.......     1,581,740
   105,818   MBNA Corp. ................     2,205,247
    34,903   Morgan Stanley Dean Witter
               & Co. ...................     1,492,103
    31,900   North Fork Bancorp,
               Inc. ....................     1,086,514
    89,429   U.S. Bancorp...............     2,191,011
    50,990   Washington Mutual, Inc. ...     2,105,887
    37,138   Wells Fargo & Co. .........     1,871,755
                                          ------------
                                            30,435,805
                                          ------------
Health Services (0.8%):
    13,630   AdvancePCS (b).............       521,075
    22,100   Caremark Rx, Inc. (b)......       567,528
                                          ------------
                                             1,088,603
                                          ------------
Health Technology (11.3%):
    28,433   Amgen, Inc. (b)............     1,889,089
    69,380   Bristol-Myers Squibb
               Co. .....................     1,883,667
    16,740   Charles River Laboratories
               International, Inc.
               (b)......................       538,693
         2   MedImmune, Inc. (b)........            73
    36,224   Medtronic, Inc. ...........     1,737,665
    35,909   Merck & Co., Inc. .........     2,174,290
   148,744   Pfizer, Inc. ..............     5,079,607
    66,760   Protein Design Labs, Inc.
               (b)......................       933,305
    36,011   Wyeth......................     1,640,301
                                          ------------
                                            15,876,690
                                          ------------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Industrial Services (1.0%):
    12,769   Cooper Cameron Corp. (b)...  $    643,302
    18,529   Weatherford International
               Ltd. (b).................       776,365
                                          ------------
                                             1,419,667
                                          ------------
Non-Energy Minerals (0.9%):
    46,657   Alcoa, Inc. ...............     1,189,754
                                          ------------
Process Industries (1.4%):
    19,219   Cabot Corp. ...............       551,585
    19,057   Sigma-Aldrich Corp. .......     1,032,509
     9,051   Temple-Inland, Inc. .......       388,378
                                          ------------
                                             1,972,472
                                          ------------
Producer Manufacturing (10.6%):
    27,021   Crane Co. .................       611,485
    11,438   Danaher Corp. .............       778,356
     7,131   Eaton Corp. ...............       560,568
   139,187   General Electric Co. ......     3,991,884
    41,151   Honeywell International,
               Inc. ....................     1,104,904
    18,051   Johnson Controls, Inc. ....     1,545,166
    20,316   Lear Corp. (b).............       934,942
    14,282   Minnesota Mining &
               Manufacturing Co. .......     1,842,092
    16,253   Pentair, Inc. .............       634,842
    22,448   Pitney Bowes, Inc. ........       862,228
    13,409   SPX Corp. (b)..............       590,801
    70,426   Tyco International Ltd. ...     1,336,685
                                          ------------
                                            14,793,953
                                          ------------
Retail Trade (5.6%):
    20,103   Bed Bath & Beyond, Inc.
               (b)......................       780,197
    39,302   Home Depot, Inc. ..........     1,301,682
    27,722   Target Corp. ..............     1,049,000
    65,876   Wal-Mart Stores, Inc. .....     3,535,566
    40,358   Walgreen Co. ..............     1,214,776
                                          ------------
                                             7,881,221
                                          ------------

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology Services (6.7%):
    27,000   International Business
               Machines Corp. ..........  $  2,227,500
   197,808   Microsoft Corp. ...........     5,065,863
    32,150   Network Associates, Inc.
               (b)......................       407,662
    69,380   Oracle Corp. (b)...........       833,948
    29,682   Paychex, Inc. .............       869,979
                                          ------------
                                             9,404,952
                                          ------------
Transportation (1.3%):
    10,646   Canadian National Railway
               Co. .....................       513,776
    21,017   United Parcel Service,
               Inc., Class B............     1,338,783
                                          ------------
                                             1,852,559
                                          ------------
Utilities (3.4%):
    28,961   Energy East Corp. .........       601,230
    25,456   FPL Group, Inc. ...........     1,701,734
    17,899   Kinder Morgan, Inc. .......       978,180
    39,180   Pinnacle West Capital
               Corp. ...................     1,467,291
                                          ------------
                                             4,748,435
                                          ------------
  Total Common Stocks                      135,816,649
                                          ------------
INVESTMENT COMPANIES (2.8%):
 3,961,628   One Group Prime Money
               Market Fund, Class I
               (c)......................     3,961,628
                                          ------------
  Total Investment Companies                 3,961,628
                                          ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (4.2%):
$5,807,533   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending).....     5,807,533
                                          ------------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending        5,807,533
                                          ------------
Total (Cost $159,172,728) (a)             $145,585,810
                                          ============

------------
Percentages indicated are based on net assets of $139,918,327.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 10,757,497
                   Unrealized depreciation......................   (24,344,415)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(13,586,918)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 16

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS (99.0%):
Commercial Services (0.6%):
       642   Deluxe Corp. ..............  $     28,762
     1,637   Equifax, Inc. .............        42,562
     2,214   McGraw-Hill Cos., Inc. ....       137,268
     1,298   Monster Worldwide, Inc.
               (b)......................        25,610
     1,722   Moody's Corp. .............        90,767
     2,189   Omnicom Group, Inc. .......       156,950
     1,316   R.R. Donnelley & Sons
               Co. .....................        34,400
     1,976   Robert Half International,
               Inc. (b).................        37,425
     1,664   Sabre Group Holdings,
               Inc. ....................        41,018
                                          ------------
                                               594,762
                                          ------------
Communications (3.8%):
     3,614   Alltel Corp. ..............       174,267
     9,130   AT&T Corp. ................       175,753
    31,490   AT&T Wireless Services,
               Inc. (b).................       258,533
    21,445   BellSouth Corp. ...........       571,080
     1,662   CenturyTel, Inc. ..........        57,921
     3,291   Citizens Communications Co.
               (b)......................        42,421
    11,938   Nextel Communications,
               Inc., Class A (b)........       215,839
    19,686   Qwest Communications
               International, Inc.
               (b)......................        94,099
    38,579   SBC Communications,
               Inc. ....................       985,693
    10,440   Sprint Corp., FON Group....       150,336
    11,884   Sprint Corp., PCS Group
               (b)......................        68,333
    31,936   Verizon Communications.....     1,259,875
                                          ------------
                                             4,054,150
                                          ------------
Consumer Durables (1.4%):
       901   Black & Decker Corp. ......        39,148
     1,048   Brunswick Corp. ...........        26,221
       723   Centex Corp. ..............        56,242
       854   Cooper Tire & Rubber
               Co. .....................        15,022
     3,327   Eastman Kodak Co. .........        90,993
     1,691   Electronic Arts, Inc.
               (b)......................       125,117
    21,254   Ford Motor Co. ............       233,582
     1,687   Fortune Brands, Inc. ......        88,061
     6,510   General Motors Corp. ......       234,361
     2,036   Goodyear Tire & Rubber
               Co. .....................        10,689
     3,511   Harley-Davidson, Inc. .....       139,949
     2,011   Hasbro, Inc. ..............        35,172
       552   KB Home....................        34,213
     2,240   Leggett & Platt, Inc. .....        45,920
     5,106   Mattel, Inc. ..............        96,606
       910   Maytag Corp. ..............        22,222

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Durables, continued:
     3,184   Newell Rubbermaid, Inc. ...  $     89,152
       709   Pulte Corp. ...............        43,717
       676   Snap-On, Inc. .............        19,624
       992   Stanley Works..............        27,379
       678   Tupperware Corp. ..........         9,736
       797   Whirlpool Corp. ...........        50,769
                                          ------------
                                             1,533,895
                                          ------------
Consumer Non-Durables (7.9%):
       422   Adolph Coors Co., Class
               B........................        20,670
       681   Alberto-Culver Co., Class
               B........................        34,799
    23,512   Altria Group, Inc. ........     1,068,385
       765   American Greetings Corp.,
               Class A (b)..............        15,025
     9,688   Anheuser-Busch Co.,
               Inc. ....................       494,572
     2,727   Avon Products, Inc. .......       169,619
       700   Brown-Forman Corp., Class
               B........................        55,034
     4,767   Campbell Soup Co. .........       116,792
     1,979   Cintas Corp. ..............        70,136
     2,517   Clorox Co. ................       107,350
    28,603   Coca-Cola Co. .............     1,327,465
     5,250   Coca-Cola Enterprises,
               Inc. ....................        95,288
     6,248   Colgate Palmolive Co. .....       362,072
     6,236   ConAgra Foods, Inc. .......       147,170
     4,291   General Mills, Inc. .......       203,436
    11,858   Gillette Co. ..............       377,796
     4,080   H.J. Heinz Co. ............       134,558
     1,523   Hershey Foods Corp. .......       106,092
     1,090   International Flavors &
               Fragrances, Inc. ........        34,804
     1,485   Jones Apparel Group, Inc.
               (b)......................        43,451
     4,721   Kellogg Co. ...............       162,261
     5,907   Kimberly-Clark Corp. ......       307,991
     1,247   Liz Claiborne, Inc. .......        43,957
     1,616   McCormick & Co., Inc. .....        43,955
     3,065   Nike, Inc., Class B........       163,947
     3,184   Pepsi Bottling Group,
               Inc. ....................        63,744
    19,950   PepsiCo, Inc. .............       887,775
    15,034   Proctor & Gamble Co. ......     1,340,731
       688   Reebok International Ltd.
               (b)......................        23,137
       979   RJ Reynolds Tobacco
               Holdings, Inc. ..........        36,429
     9,024   Sara Lee Corp. ............       169,741
     1,254   V.F. Corp. ................        42,598
     2,613   Wm. Wrigley Jr. Co. .......       146,929
                                          ------------
                                             8,417,709
                                          ------------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Services (5.7%):
    52,220   AOL Time Warner, Inc.
               (b)......................  $    840,220
     2,035   Apollo Group, Inc., Class A
               (b)......................       125,682
     7,299   Carnival Corp. ............       237,290
    11,827   Cendant Corp. (b)..........       216,671
     7,131   Clear Channel
               Communications, Inc.
               (b)......................       302,283
    26,114   Comcast Corp., Class A
               (b)......................       788,121
     1,954   Darden Restaurants,
               Inc. ....................        37,087
       945   Dow Jones & Co., Inc. .....        40,663
     3,687   eBay, Inc. (b).............       384,112
     3,119   Gannett Co., Inc. .........       239,570
     2,080   H & R Block, Inc. .........        89,960
     1,274   Harrah's Entertainment,
               Inc. (b).................        51,266
     4,375   Hilton Hotels Corp. .......        55,956
       992   International Game
               Technologies (b).........       101,511
     4,524   Interpublic Group of Cos.,
               Inc. ....................        60,531
       949   Knight-Ridder, Inc. .......        65,415
     2,692   Marriott International,
               Inc., Class A............       103,427
    14,774   McDonald's Corp. ..........       325,914
       578   Meredith Corp. ............        25,432
     1,751   New York Times Co., Class
               A........................        79,671
     4,535   Starbucks Corp. (b)........       111,198
     2,330   Starwood Hotels & Resorts
               Worldwide, Inc. .........        66,615
     3,588   Tribune Co. ...............       173,300
     2,662   Univision Communications,
               Inc. (b).................        80,925
    20,390   Viacom, Inc., Class B
               (b)......................       890,227
    23,725   Walt Disney Co. ...........       468,569
     1,317   Wendy's International,
               Inc. ....................        38,153
     3,396   Yum! Brands, Inc. (b)......       100,386
                                          ------------
                                             6,100,155
                                          ------------
Distribution Services (0.9%):
     1,282   AmerisourceBergen Corp. ...        88,907
     5,184   Cardinal Health, Inc. .....       333,330
     2,019   Genuine Parts Co. .........        64,628
     3,362   McKesson Corp. ............       120,158
     1,553   SuperValu, Inc. ...........        33,110
     7,543   Sysco Corp. ...............       226,592
     1,064   W.W. Grainger, Inc. .......        49,753
                                          ------------
                                               916,478
                                          ------------
Electronic Technology (9.3%):
     9,312   ADC Telecommunications,
               Inc. (b).................        21,678
     4,015   Advanced Micro Devices,
               Inc. (b).................        25,736

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     5,473   Agilent Technologies, Inc.
               (b)......................  $    106,997
     4,446   Altera Corp. (b)...........        72,914
     4,242   Analog Devices, Inc. (b)...       147,706
     1,142   Andrew Corp. (b)...........        10,506
     4,245   Apple Computer, Inc. (b)...        81,164
    19,245   Applied Materials, Inc.
               (b)......................       305,226
     3,531   Applied Micro Circuits
               Corp. (b)................        21,363
     4,428   Avaya, Inc. (b)............        28,605
     1,365   B. F. Goodrich Co. ........        28,665
     9,763   Boeing Co. ................       335,066
     3,252   Broadcom Corp., Class A
               (b)......................        81,007
     5,470   CIENA Corp. (b)............        28,389
    81,501   Cisco Systems, Inc. (b)....     1,360,251
     2,185   Comverse Technology, Inc.
               (b)......................        32,841
    14,699   Corning, Inc. (b)..........       108,626
    29,823   Dell Computer Corp. (b)....       953,142
    25,395   EMC Corp. (b)..............       265,886
     3,763   Gateway, Inc. (b)..........        13,735
     2,292   General Dynamics Corp. ....       166,170
    35,445   Hewlett-Packard Co. .......       754,978
    75,872   Intel Corp. ...............     1,576,923
     2,306   Jabil Circuit, Inc. (b)....        50,963
    16,607   JDS Uniphase Corp. (b).....        58,291
     2,210   KLA-Tencor Corp. (b).......       102,743
     1,480   Lexmark International,
               Inc., Class A (b)........       104,740
     3,634   Linear Technology Corp. ...       117,051
     5,226   Lockheed Martin Corp. .....       248,601
     4,357   LSI Logic Corp. (b)........        30,848
    48,039   Lucent Technologies, Inc.
               (b)......................        97,519
     3,770   Maxim Integrated Products,
               Inc. ....................       128,896
     7,067   Micron Technology, Inc.
               (b)......................        82,189
    26,890   Motorola, Inc. ............       253,573
     2,119   National Semiconductor
               Corp. (b)................        41,787
     1,108   NCR Corp. (b)..............        28,387
     3,940   Network Appliance, Inc.
               (b)......................        63,867
     2,124   Northrop Grumman Corp. ....       183,280
     1,741   Novellus Systems, Inc.
               (b)......................        63,757
     1,847   NVIDIA Corp. (b)...........        42,499
     1,962   PMC -- Sierra, Inc. (b)....        23,014
     1,090   Qlogic Corp. (b)...........        52,680
     9,166   Qualcomm, Inc. ............       327,685

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 18

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     4,767   Raytheon Co. ..............  $    156,548
     2,067   Rockwell Collins...........        50,910
     2,152   Rockwell International
               Corp. ...................        51,304
     5,922   Sanmina Corp. (b)..........        37,368
     1,730   Scientific Atlanta,
               Inc. ....................        41,243
     9,635   Solectron Corp. (b)........        36,035
    37,502   Sun Microsystems, Inc.
               (b)......................       172,509
     2,677   Symbol Technologies,
               Inc. ....................        34,828
       985   Tektronix, Inc. (b)........        21,276
     4,787   Tellabs, Inc. (b)..........        31,451
     2,147   Teradyne, Inc. (b).........        37,165
    20,080   Texas Instruments, Inc. ...       353,408
     1,878   Thermo Electron Corp.
               (b)......................        39,476
     1,427   Waters Corp. (b)...........        41,569
     9,503   Xerox Corp. (b)............       100,637
     3,918   Xilinx, Inc. (b)...........        99,165
                                          ------------
                                             9,934,836
                                          ------------
Energy Minerals (4.8%):
     1,044   Amerada Hess Corp. ........        51,344
     2,897   Anadarko Petroleum
               Corp. ...................       128,830
     1,877   Apache Corp. ..............       122,118
       792   Ashland, Inc. .............        24,299
     2,331   Burlington Resources,
               Inc. ....................       126,037
    12,405   ChevronTexaco Corp. .......       895,641
     7,881   ConocoPhillips.............       431,879
     2,680   Devon Energy Corp. ........       143,112
     1,330   EOG Resources, Inc. .......        55,647
    77,560   Exxon Mobil Corp. .........     2,785,179
     1,171   Kerr-McGee Corp. ..........        52,461
     3,598   Marathon Oil Corp. ........        94,807
     4,404   Occidental Petroleum
               Corp. ...................       147,754
       890   Sunoco, Inc. ..............        33,589
     2,996   Unocal Corp. ..............        85,955
                                          ------------
                                             5,178,652
                                          ------------
Finance (19.8%):
     3,074   ACE Ltd. ..................       105,407
     5,961   AFLAC, Inc. ...............       183,301
     8,174   Allstate Corp. ............       291,403
     1,234   AMBAC Financial Group,
               Inc. ....................        81,753
    15,060   American Express Co. ......       629,659
    30,288   American International
               Group, Inc. .............     1,671,291
     4,077   AmSouth Bancorp............        89,042
     3,625   Aon Corp. .................        87,290
     1,090   Apartment Investment &
               Management Co. ..........        37,714
    17,395   Bank of America Corp. .....     1,374,726

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Finance, continued:
     8,953   Bank of New York Co.,
               Inc. ....................  $    257,399
    13,265   Bank One Corp. ............       493,193
     5,473   BB&T Corp. ................       187,724
     1,150   Bear Stearns Cos., Inc. ...        83,283
     2,629   Capital One Financial
               Corp. ...................       129,294
    15,681   Charles Schwab Corp. ......       158,221
     2,613   Charter One Financial,
               Inc. ....................        81,473
     2,150   Chubb Corp. ...............       129,000
     1,866   Cincinnati Financial
               Corp. ...................        69,210
    59,778   Citigroup, Inc. ...........     2,558,497
     2,034   Comerica, Inc. ............        94,581
     1,517   Countrywide Financial
               Corp. ...................       105,538
     4,676   Equity Office Properties
               Trust....................       126,299
     3,165   Equity Residential
               Properties Trust.........        82,132
    11,378   Fannie Mae.................       767,332
     1,266   Federated Investors,
               Inc. ....................        34,714
     6,668   Fifth Third Bancorp........       382,343
     1,467   First Tennessee National
               Corp. ...................        64,416
    12,210   FleetBoston Financial
               Corp. ...................       362,759
     2,943   Franklin Resources,
               Inc. ....................       114,983
     7,982   Freddie Mac................       405,246
     1,772   Golden West Financial
               Corp. ...................       141,778
     5,453   Goldman Sachs Group,
               Inc. ....................       456,689
     3,249   Hartford Financial Services
               Group, Inc. .............       163,620
     2,655   Huntington Bancshares,
               Inc. ....................        51,826
     2,779   Janus Capital Group
               Inc. ....................        45,576
     1,650   Jefferson-Pilot Corp. .....        68,409
     3,356   John Hancock Financial
               Services, Inc. ..........       103,130
    23,586   JP Morgan Chase & Co. .....       806,169
     4,909   KeyCorp....................       124,050
     2,817   Lehman Brothers Holdings,
               Inc. ....................       187,274
     2,061   Lincoln National Corp. ....        73,433
     2,153   Loews Corp. ...............       101,815
     6,217   Marsh & McLennan Cos.......       317,502
     2,632   Marshall & Ilsley Corp. ...        80,487
     1,671   MBIA, Inc. ................        81,461
    14,836   MBNA Corp. ................       309,182
     5,010   Mellon Financial Corp. ....       139,028
    10,803   Merrill Lynch & Co.,
               Inc. ....................       504,284
     8,827   MetLife, Inc. .............       249,981
     1,146   MGIC Investment Corp. .....        53,449
    12,625   Morgan Stanley Dean Witter
               & Co. ...................       539,719

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Finance, continued:
     7,103   National City Corp. .......  $    232,339
     1,819   North Fork Bancorp,
               Inc. ....................        61,955
     2,559   Northern Trust Corp. ......       106,941
     2,124   Plum Creek Timber Co,
               Inc. ....................        55,118
     3,284   PNC Financial Services
               Group....................       160,292
     3,801   Principal Financial
               Group....................       122,582
     2,527   Progressive Corp. .........       184,724
     3,366   Providian Financial Corp.
               (b)......................        31,169
     6,383   Prudential Financial,
               Inc. ....................       214,788
     2,579   Regions Financial Corp. ...        87,119
       729   Ryder Systems, Inc. .......        18,677
     1,607   SAFECO Corp. ..............        56,695
     2,195   Simon Property Group,
               Inc. ....................        85,671
     5,304   SLM Corp. .................       207,758
     3,951   Southtrust Corp. ..........       107,467
     2,643   St. Paul Co., Inc. ........        96,496
     3,860   State Street Corp. ........       152,084
     3,252   SunTrust Banks, Inc. ......       192,974
     3,525   Synovus Financial Corp. ...        75,788
     1,418   T. Rowe Price Group,
               Inc. ....................        53,530
     1,348   Torchmark Corp. ...........        50,213
    11,687   Travelers Property Casualty
               Corp. Class B............       184,304
    22,292   U.S. Bancorp...............       546,154
     2,305   Union Planters Corp. ......        71,524
     3,341   UnumProvident Corp. .......        44,803
    15,620   Wachovia Corp. ............       624,175
    10,805   Washington Mutual, Inc. ...       446,247
    19,451   Wells Fargo & Co. .........       980,330
     1,586   XL Capital, Ltd., Class
               A........................       131,638
     1,047   Zions Bancorp..............        52,989
                                          ------------
                                            21,274,629
                                          ------------
Health Services (1.2%):
     1,763   Aetna, Inc. ...............       106,133
     1,605   Anthem, Inc. (b)...........       123,826
     1,628   Cigna Corp. ...............        76,418
     5,941   HCA-The Healthcare
               Corp. ...................       190,350
     2,772   Health Management
               Associates, Inc., Class
               A........................        51,143
     1,876   Humana, Inc. (b)...........        28,328
     2,822   IMS Health, Inc. ..........        50,768
     1,045   Manor Care, Inc. (b).......        26,135
     1,223   Quest Diagnostics, Inc.
               (b)......................        78,027
     1,373   Quintiles Transnational
               Corp. (b)................        19,483
     5,418   Tenet Healthcare Corp.
               (b)......................        63,120
     6,881   UnitedHealth Group,
               Inc. ....................       345,769

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Services, continued:
     1,689   Wellpoint Health Networks,
               Inc., Class A (b)........  $    142,383
                                          ------------
                                             1,301,883
                                          ------------
Health Technology (12.8%):
    18,126   Abbott Laboratories........       793,194
     1,512   Allergan, Inc. ............       116,575
    14,625   Amgen, Inc. (b)............       971,685
     2,426   Applera Corp.- Applied
               Biosystems Group.........        46,167
       618   Bausch & Lomb, Inc. .......        23,175
     6,938   Baxter International,
               Inc. ....................       180,388
     2,958   Becton, Dickinson & Co. ...       114,918
     1,724   Biogen, Inc. (b)...........        65,512
     2,996   Biomet, Inc. ..............        85,865
     4,763   Boston Scientific Corp.
               (b)......................       291,019
    22,508   Bristol-Myers Squibb
               Co. .....................       611,092
       604   C.R. Bard, Inc. ...........        43,071
     2,165   Chiron Corp. (b)...........        94,654
    13,046   Eli Lilly & Co. ...........       899,783
     4,215   Forest Laboratories, Inc.
               (b)......................       230,771
     2,506   Genzyme Corp. (b)..........       104,751
     3,592   Guidant Corp. .............       159,449
    34,474   Johnson & Johnson..........     1,782,306
     2,796   King Pharmaceuticals, Inc.
               (b)......................        41,269
     2,927   MedImmune, Inc. (b)........       106,455
    14,161   Medtronic, Inc. ...........       679,303
    26,038   Merck & Co., Inc. .........     1,576,601
       563   Millipore Corp. (b)........        24,980
     1,428   Pall Corp. ................        32,130
     1,464   PerkinElmer, Inc. .........        20,218
    91,675   Pfizer, Inc. ..............     3,130,701
    17,057   Schering-Plough Corp. .....       317,260
     2,089   St. Jude Medical, Inc.
               (b)......................       120,118
     2,305   Stryker Corp. .............       159,898
     1,243   Watson Pharmaceuticals,
               Inc. (b).................        50,180
    15,420   Wyeth......................       702,381
     2,281   Zimmer Holdings, Inc.
               (b)......................       102,759
                                          ------------
                                            13,678,628
                                          ------------
Industrial Services (1.1%):
     2,427   Allied Waste Industries,
               Inc. (b).................        24,391
     3,909   Baker Hughes, Inc. ........       131,225
     1,835   BJ Services Co. (b)........        68,556
     6,957   El Paso Corp. .............        56,213
       947   Fluor Corp. ...............        31,857
     5,076   Halliburton Co. ...........       116,748

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 20

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Industrial Services, continued:
       760   McDermott International,
               Inc. (b).................  $      4,811
     1,691   Nabors Industries Ltd.
               (b)......................        66,879
     1,551   Noble Corp. (b)............        53,199
     1,087   Rowan Cos., Inc. (b).......        24,349
     6,761   Schlumberger Ltd. .........       321,620
     3,713   Transocean Sedco Forex,
               Inc. ....................        81,575
     6,867   Waste Management, Inc. ....       165,426
     6,012   Williams Cos., Inc. .......        47,495
                                          ------------
                                             1,194,344
                                          ------------
Multi-Industry (1.4%):
    15,460   S&P 500 Depositary
               Receipt..................     1,509,360
                                          ------------
Non-Energy Minerals (0.8%):
     9,815   Alcoa, Inc. ...............       250,283
       940   Allegheny Technologies,
               Inc. ....................         6,204
     1,688   Freeport-McMoRan Copper &
               Gold, Inc., Class B......        41,356
     1,214   Louisiana-Pacific Corp.
               (b)......................        13,160
     4,670   Newmont Mining Corp. ......       151,588
       908   Nucor Corp. ...............        44,356
     1,033   Phelps Dodge Corp. (b).....        39,605
     1,198   United States Steel
               Corp. ...................        19,611
     1,942   UST, Inc. .................        68,028
     1,179   Vulcan Materials Co. ......        43,706
     2,543   Weyerhaeuser Co. ..........       137,322
       998   Worthington Industries,
               Inc. ....................        13,373
                                          ------------
                                               828,592
                                          ------------
Process Industries (1.9%):
     2,639   Air Products and Chemicals,
               Inc. ....................       109,782
     7,483   Archer-Daniels-Midland
               Co. .....................        96,306
       662   Ball Corp. ................        30,128
       617   Bemis Co., Inc. ...........        28,876
       677   Boise Cascade Corp. .......        16,180
    10,631   Dow Chemical Co. ..........       329,136
    11,565   Du Pont (EI) de Nemours &
               Co. .....................       481,566
       899   Eastman Chemical Co. ......        28,471
     3,052   Ecolab, Inc. ..............        78,131
     1,462   Engelhard Corp. ...........        36,214
     2,906   Georgia-Pacific Corp. .....        55,069
       583   Great Lakes Chemical
               Corp. ...................        11,893
     1,276   Hercules, Inc. (b).........        12,632
     5,561   International Paper Co. ...       198,695
     2,327   Meadwestvaco Corp. ........        57,477

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
     3,036   Monsanto Co. ..............  $     65,699
     1,852   Pactiv Corp. (b)...........        36,503
     1,971   PPG Industries, Inc. ......       100,009
     1,887   Praxair, Inc. .............       113,409
     2,578   Rohm & Haas Co. ...........        79,995
       980   Sealed Air Corp. (b).......        46,707
       823   Sigma-Aldrich Corp. .......        44,590
       628   Temple-Inland, Inc. .......        26,947
                                          ------------
                                             2,084,415
                                          ------------
Producer Manufacturing (6.8%):
     2,283   American Power Conversion
               Corp. (b)................        35,592
       834   American Standard Cos.,
               Inc. (b).................        61,658
     1,283   Avery Dennison Corp. ......        64,407
     4,000   Caterpillar, Inc. .........       222,640
     1,083   Cooper Industries Ltd.,
               Class A..................        44,728
       688   Crane Co. .................        15,569
       482   Cummins, Inc. .............        17,299
     1,726   Dana Corp. ................        19,953
     1,775   Danaher Corp. .............       120,789
     2,780   Deere & Co. ...............       127,046
     6,506   Delphi Automotive Systems
               Corp. ...................        56,147
     2,352   Dover Corp. ...............        70,466
       866   Eaton Corp. ...............        68,076
     4,888   Emerson Electric Co. ......       249,777
   116,053   General Electric Co. ......     3,328,400
     9,962   Honeywell International,
               Inc. ....................       267,480
     3,571   Illinois Tool Works,
               Inc. ....................       235,150
     1,967   Ingersoll-Rand Co. ........        93,078
     1,067   ITT Industries, Inc. ......        69,846
     1,035   Johnson Controls, Inc. ....        88,596
     5,534   Masco Corp. ...............       131,986
     4,538   Minnesota Mining &
               Manufacturing Co. .......       585,311
     2,219   Molex, Inc. ...............        59,891
       792   Navistar International
               Corp. (b)................        25,843
     1,350   Paccar, Inc. ..............        91,206
     1,372   Parker-Hannifin Corp. .....        57,610
     2,720   Pitney Bowes, Inc. ........       104,475
       961   Power-One, Inc. (b)........         6,871
     1,569   Textron, Inc. .............        61,222
       679   Thomas & Betts Corp. (b)...         9,812
    23,188   Tyco International Ltd. ...       440,108

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     5,433   United Technologies
               Corp. ...................  $    384,819
     1,518   Visteon Corp. .............        10,429
                                          ------------
                                             7,226,280
                                          ------------
Retail Trade (6.9%):
     4,259   Albertson's, Inc. .........        81,773
     3,267   AutoNation, Inc. (b).......        51,357
     1,039   AutoZone, Inc. (b).........        78,933
     3,429   Bed Bath & Beyond, Inc.
               (b)......................       133,079
     3,742   Best Buy Co., Inc. (b).....       164,349
     1,356   Big Lots, Inc. (b).........        20,394
     2,406   Circuit City Stores,
               Inc. ....................        21,173
     5,297   Costco Wholesale Corp.
               (b)......................       193,870
     4,575   CVS Corp. .................       128,237
       984   Dillard's, Inc., Class A...        13,254
     3,873   Dollar General Corp. ......        70,721
     1,998   Family Dollar Stores,
               Inc. ....................        76,224
     2,175   Federated Department
               Stores, Inc. ............        80,149
    10,342   Gap, Inc. .................       194,016
    26,680   Home Depot, Inc. ..........       883,642
     3,124   J.C. Penney, Inc. .........        52,639
     3,934   Kohl's Corp. (b)...........       202,129
     8,761   Kroger Co. (b).............       146,133
     6,062   Limited Brands, Inc. ......        93,961
     9,055   Lowe's Cos., Inc. .........       388,912
     3,350   May Department Stores
               Co. .....................        74,571
     1,577   Nordstrom, Inc. ...........        30,783
     3,586   Office Depot, Inc. (b).....        52,033
     1,956   RadioShack Corp. ..........        51,462
     5,125   Safeway, Inc. (b)..........       104,858
     3,567   Sears Roebuck & Co. .......       119,994
     1,705   Sherwin-Williams Co. ......        45,830
     5,654   Staples, Inc. (b)..........       103,751
    10,576   Target Corp. ..............       400,196
     1,686   Tiffany & Co. .............        55,098
     5,928   TJX Cos., Inc. ............       111,684
     2,474   Toys "R" Us, Inc. (b)......        29,985
    50,847   Wal-Mart Stores, Inc. .....     2,728,959
    11,901   Walgreen Co. ..............       358,220
     1,635   Winn-Dixie Stores, Inc. ...        20,127
                                          ------------
                                             7,362,496
                                          ------------
Technology Services (7.4%):
     2,692   Adobe Systems, Inc. .......        86,332
     1,298   Autodesk, Inc. ............        20,976
     6,944   Automatic Data Processing,
               Inc. ....................       235,124
     2,709   BMC Software, Inc. (b).....        44,238
     1,920   Citrix System, Inc. (b)....        39,091

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     6,713   Computer Associates
               International, Inc. .....  $    149,566
     2,174   Computer Sciences Corp.
               (b)......................        82,873
     4,390   Compuware Corp. (b)........        25,330
     5,650   Concord EFS, Inc. (b)......        83,168
     1,718   Convergys Corp. (b)........        27,488
     5,555   Electronic Data Systems
               Corp. ...................       119,155
     8,685   First Data Corp. ..........       359,906
     2,243   Fiserv, Inc. (b)...........        79,873
    20,065   International Business
               Machines Corp. ..........     1,655,362
     2,383   Intuit, Inc. (b)...........       106,115
       991   Mercury Interactive Corp.
               (b)......................        38,263
   124,668   Microsoft Corp. ...........     3,192,746
     4,277   Novell, Inc. (b)...........        13,173
    60,881   Oracle Corp. (b)...........       731,790
     3,071   Parametric Technology Corp.
               (b)......................         9,367
     4,371   Paychex, Inc. .............       128,114
     3,676   PeopleSoft, Inc. (b).......        64,661
     5,685   Siebel Systems, Inc. (b)...        54,235
     3,302   SunGard Data Systems, Inc.
               (b)......................        85,555
     1,715   Symantec Corp. (b).........        75,220
     3,806   Unisys Corp. (b)...........        46,738
     4,816   Veritas Software Corp.
               (b)......................       138,075
     7,005   Yahoo, Inc. (b)............       229,484
                                          ------------
                                             7,922,018
                                          ------------
Transportation (1.6%):
     4,327   Burlington Northern Santa
               Fe Corp. ................       123,060
     2,482   CSX Corp. .................        74,683
     1,432   Delta Airlines, Inc. ......        21,022
     3,464   FedEx Corp. ...............       214,872
     4,526   Norfolk Southern Corp. ....        86,899
     9,044   Southwest Airlines Co. ....       155,557
     2,950   Union Pacific Corp. .......       171,159
    13,067   United Parcel Service,
               Inc., Class B............       832,368
                                          ------------
                                             1,679,620
                                          ------------
Utilities (2.9%):
     7,114   AES Corp. (b)..............        45,174
     1,459   Allegheny Energy, Inc. ....        12,329
     1,872   Ameren Corp. ..............        82,555
     4,587   American Electric Power
               Co., Inc. ...............       136,830
     4,426   Calpine Corp. (b)..........        29,212

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 22

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     3,547   Centerpoint Energy,
               Inc. ....................  $     28,908
     2,045   Cinergy Corp. .............        75,236
     1,673   CMS Energy Corp. ..........        13,551
     2,593   Consolidated Edison,
               Inc. ....................       112,225
     1,920   Constellation Energy Group,
               Inc. ....................        65,856
     3,609   Dominion Resources,
               Inc. ....................       231,949
     1,950   DTE Energy Co. ............        75,348
    10,464   Duke Energy Corp. .........       208,757
     4,327   Dynegy, Inc. ..............        18,173
     3,783   Edison International, Inc.
               (b)......................        62,155
     2,622   Entergy Corp. .............       138,389
     3,765   Exelon Corp. ..............       225,185
     3,456   First Energy Corp. ........       132,883
     2,128   FPL Group, Inc. ...........       142,257
     1,827   Keyspan Corp. .............        64,767
     1,418   Kinder Morgan, Inc. .......        77,494
     4,692   Mirant Corp. (b)...........        13,607
       511   NICOR, Inc. ...............        18,963
     3,049   NiSource, Inc. ............        57,931
       419   Peoples Energy Corp. ......        17,971
     4,751   PG&E Corp. (b).............       100,484
     1,060   Pinnacle West Capital
               Corp. ...................        39,697
     1,957   PPL Corp. .................        84,151
     2,796   Progress Energy, Inc. .....       122,744
     2,623   Public Service Enterprise
               Group, Inc. .............       110,822
     2,409   Sempra Energy..............        68,729
     8,381   Southern Co. ..............       261,151
     2,050   TECO Energy, Inc. .........        24,580
     3,742   TXU Corp. .................        84,008
     4,630   XCEL Energy, Inc. .........        69,635
                                          ------------
                                             3,053,706
                                          ------------
  Total Common Stocks                      105,846,608
                                          ------------

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
$   70,000   7/17/03....................  $     69,897
                                          ------------
  Total U.S. Treasury Obligations               69,897
                                          ------------
INVESTMENT COMPANIES (1.0%):
 1,059,910   One Group Prime Money
               Market Fund, Class I
               (c)......................     1,059,910
                                          ------------
  Total Investment Companies                 1,059,910
                                          ------------
REPURCHASE AGREEMENTS (0.3%):
$  323,000   State Street Bank and
               Trust, 0.65%, 7/1/03
               (Proceeds at maturity
               $323,006, collateralized
               by various U.S.
               Government Securities)...       323,000
                                          ------------
  Total Repurchase Agreements                  323,000
                                          ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (6.8%):
 7,288,564   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending).....     7,288,564
                                          ------------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending        7,288,564
                                          ------------
Total (Cost $141,739,062) (a)             $114,587,979
                                          ============

------------
Percentages indicated are based on net assets of $106,902,351.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  6,479,976
                   Unrealized depreciation......................   (33,631,059)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(27,151,083)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
ASSET BACKED SECURITIES (1.2%):
$   300,000   Americredit Automobile
                Receivables Trust,
                Series 00-A, Class A4,
                7.29%, 12/12/06........  $    307,769
    280,000   Americredit Automobile
                Receivables Trust,
                Series 2001-B, Class
                A4,, 5.37%, 6/12/08....       291,547
     13,442   Arcadia Automobile
                Receivables Trust,
                Series 99-B, Class A4,
                6.51%, 9/15/04.........        13,494
     94,063   Chase Mortgage Finance
                Corp., Series 94-C,
                Class A6, 6.25%,
                2/25/10................        95,008
    440,092   CS First Boston Mortgage
                Securities Corp.,
                Series 02-HE4, Class
                AF, 5.51%, 8/25/32.....       471,315
     82,759   EQCC Home Equity Loan
                Trust, Series 97-2,
                Class A7, 6.89%,
                2/15/20................        84,144
    154,590   Fleetwood Credit Corp.,
                Grantor Trust, Series
                97-B, Class A, 6.40%,
                5/15/13................       158,726
    275,352   Green Tree Recreational,
                Equipment & Consumer
                Trust, Series 98-A,
                Class A1C, 6.18%,
                6/15/19................       277,792
     59,521   Money Store Home Equity
                Trust, Series 97-D,
                Class AF7, 6.49%,
                12/15/38...............        61,300
     90,050   Nationscredit Grantor
                Trust, Series 96-1,
                Class A, 5.85%,
                9/15/11................        92,369
     66,667   Sears Credit Account
                Master Trust, Series
                95-5, Class A, 6.05%,
                1/15/08................        67,737
     14,645   SLM Student Loan Trust,
                Series 99-1, Class A1T,
                2.03%, 4/25/08.........        14,686
                                         ------------
  Total Asset Backed Securities             1,935,887
                                         ------------
COLLATERIZED MORTGAGE OBLIGATIONS (0.5%):
    103,523   Residential Funding
                Mortgage Securities,
                Series 96-S3, Class A5,
                7.25%, 1/25/26.........       103,412

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COLLATERIZED MORTGAGE OBLIGATIONS, CONTINUED:
$   200,000   Vendee Mortgage Trust,
                Series 03-1, Class B,
                5.75%, 12/15/20........  $    209,013
    150,000   WFS Financial Owner
                Trust, Series 03-1,
                Class A3, 2.03%,
                8/20/07................       151,572
    300,000   WFS Financial Owner
                Trust, Series 03-2
                Class A4, 2.41%,
                12/20/10...............       301,853
                                         ------------
  Total Collaterized Mortgage
  Obligations                                 765,850
                                         ------------
COMMON STOCKS (59.4%):
Commercial Services (0.5%):
     11,340   Omnicom Group, Inc. .....       813,078
                                         ------------
Communications (2.1%):
      4,302   AT&T Corp. ..............        82,814
     28,750   BellSouth Corp. .........       765,613
     14,490   CenturyTel, Inc. ........       504,977
     46,910   SBC Communications,
                Inc. ..................     1,198,550
     24,370   Verizon Communications...       961,396
                                         ------------
                                            3,513,350
                                         ------------
Consumer Durables (0.6%):
      4,790   Electronic Arts, Inc.
                (b)....................       354,412
     16,660   General Motors Corp. ....       599,760
                                         ------------
                                              954,172
                                         ------------
Consumer Non-Durables (3.2%):
     41,190   Altria Group, Inc. ......     1,871,675
     39,300   Coca-Cola Co. ...........     1,823,913
     16,790   Jones Apparel Group, Inc.
                (b)....................       491,275
      9,180   Proctor & Gamble Co. ....       818,672
     30,720   Tyson Foods, Inc., Class
                A......................       326,246
                                         ------------
                                            5,331,781
                                         ------------
Consumer Services (4.1%):
     71,470   AOL Time Warner, Inc.
                (b)....................     1,149,952
     29,350   Brinker International,
                Inc. (b)...............     1,057,187
     14,680   Clear Channel
                Communications, Inc.
                (b)....................       622,285
      6,958   Comcast Corp., Class A
                (b)....................       209,992
     19,790   Comcast Corp., Special
                Class A (b)............       570,546
     38,040   Viacom, Inc., Class B
                (b)....................     1,660,827

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 24

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     26,980   Walt Disney Co. .........  $    532,855
     30,300   Yum! Brands, Inc. (b)....       895,668
                                         ------------
                                            6,699,312
                                         ------------
Distribution Services (2.0%):
     16,270   AmerisourceBergen
                Corp. .................     1,128,325
     23,570   Andrx Corp. (b)..........       469,043
     25,310   McKesson Corp. ..........       904,579
     26,490   Sysco Corp. .............       795,760
                                         ------------
                                            3,297,707
                                         ------------
Electronic Technology (4.4%):
     71,080   Cisco Systems, Inc.
                (b)....................     1,186,325
     25,270   Comverse Technology, Inc.
                (b)....................       379,808
     14,230   Cymer, Inc. (b)..........       449,099
     27,510   Dell Computer Corp.
                (b)....................       879,220
      9,730   Diebold, Inc. ...........       420,823
     89,600   Intel Corp. .............     1,862,245
     13,650   Linear Technology
                Corp. .................       439,667
     78,730   Motorola, Inc. ..........       742,424
      3,770   Northrop Grumman
                Corp. .................       325,313
     16,720   Qualcomm, Inc. ..........       597,740
                                         ------------
                                            7,282,664
                                         ------------
Energy Minerals (2.9%):
      6,700   Devon Energy Corp. ......       357,780
     83,280   Exxon Mobil Corp. .......     2,990,584
     16,920   Murphy Oil Corp. ........       889,992
     25,690   Suncor Energy, Inc. .....       481,688
                                         ------------
                                            4,720,044
                                         ------------
Finance (13.3%):
     37,710   American International
                Group, Inc. ...........     2,080,838
     25,260   Bank of America Corp. ...     1,996,298
     20,206   Charter One Financial,
                Inc. ..................       630,023
     75,590   Citigroup, Inc. .........     3,235,252
     43,640   Freddie Mac..............     2,215,603
     15,780   Hartford Financial
                Services Group,
                Inc. ..................       794,681
     57,730   JP Morgan Chase & Co. ...     1,973,211
     22,410   Marsh & McLennan Cos.....     1,144,479
     76,420   MBNA Corp. ..............     1,592,593
     25,190   Morgan Stanley Dean
                Witter & Co. ..........     1,076,873
     23,040   North Fork Bancorp,
                Inc. ..................       784,742
     64,600   U.S. Bancorp.............     1,582,700
     36,820   Washington Mutual,
                Inc. ..................     1,520,666
     26,830   Wells Fargo & Co. .......     1,352,232
                                         ------------
                                           21,980,191
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Services (0.5%):
      9,840   AdvancePCS (b)...........  $    376,183
     15,960   Caremark Rx, Inc. (b)....       409,853
                                         ------------
                                              786,036
                                         ------------
Health Technology (6.9%):
     20,530   Amgen, Inc. (b)..........     1,364,013
     50,120   Bristol-Myers Squibb
                Co. ...................     1,360,758
     12,090   Charles River
                Laboratories
                International, Inc.
                (b)....................       389,056
     26,160   Medtronic, Inc. .........     1,254,895
     25,930   Merck & Co., Inc. .......     1,570,062
    107,414   Pfizer, Inc. ............     3,668,187
     48,220   Protein Design Labs, Inc.
                (b)....................       674,116
     26,010   Wyeth....................     1,184,756
                                         ------------
                                           11,465,843
                                         ------------
Industrial Services (0.6%):
      9,200   Cooper Cameron Corp.
                (b)....................       463,496
     13,380   Weatherford International
                Ltd. (b)...............       560,622
                                         ------------
                                            1,024,118
                                         ------------
Non-Energy Minerals (0.5%):
     33,690   Alcoa, Inc. .............       859,095
                                         ------------
Process Industries (0.9%):
     13,870   Cabot Corp. .............       398,069
     13,750   Sigma-Aldrich Corp. .....       744,975
      6,530   Temple-Inland, Inc. .....       280,202
                                         ------------
                                            1,423,246
                                         ------------
Producer Manufacturing (6.5%):
     19,510   Crane Co. ...............       441,511
      8,260   Danaher Corp. ...........       562,093
      5,170   Eaton Corp. .............       406,414
    100,510   General Electric Co. ....     2,882,627
     29,720   Honeywell International,
                Inc. ..................       797,982
     13,030   Johnson Controls,
                Inc. ..................     1,115,368
     14,680   Lear Corp. (b)...........       675,574
     10,330   Minnesota Mining &
                Manufacturing Co. .....     1,332,363
     11,740   Pentair, Inc. ...........       458,564
     16,210   Pitney Bowes, Inc. ......       622,626
      9,700   SPX Corp. (b)............       427,382
     50,870   Tyco International
                Ltd. ..................       965,513
                                         ------------
                                           10,688,017
                                         ------------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Retail Trade (3.4%):
     14,510   Bed Bath & Beyond, Inc.
                (b)....................  $    563,133
     28,370   Home Depot, Inc. ........       939,614
     20,030   Target Corp. ............       757,935
     47,600   Wal-Mart Stores, Inc. ...     2,554,693
     29,140   Walgreen Co. ............       877,114
                                         ------------
                                            5,692,489
                                         ------------
Technology Services (4.1%):
     19,500   International Business
                Machines Corp. ........     1,608,750
    142,870   Microsoft Corp. .........     3,658,901
     23,230   Network Associates, Inc.
                (b)....................       294,556
     50,090   Oracle Corp. (b).........       602,082
     21,440   Paychex, Inc. ...........       628,406
                                         ------------
                                            6,792,695
                                         ------------
Transportation (0.8%):
      7,690   Canadian National
                Railway Co. ...........       371,119
     15,180   United Parcel Service,
                Inc., Class B..........       966,966
                                         ------------
                                            1,338,085
                                         ------------
Utilities (2.1%):
     20,900   Energy East Corp. .......       433,884
     18,380   FPL Group, Inc. .........     1,228,703
     12,940   Kinder Morgan, Inc. .....       707,171
     28,290   Pinnacle West Capital
                Corp. .................     1,059,461
                                         ------------
                                            3,429,219
                                         ------------
  Total Common Stocks                      98,091,142
                                         ------------
CORPORATE BONDS (12.6%):
Banking (0.3%):
$   300,000   Wachovia Corp., 6.61%,
                10/1/25................       340,661
    160,000   Wells Fargo & Co., 7.55%,
                6/21/10................       197,513
                                         ------------
                                              538,174
                                         ------------
Communications (0.1%):
    200,000   Southwestern Bell
                Telephone, 5.98%,
                10/22/07...............       222,456
                                         ------------
Consumer Durables (0.7%):
    500,000   DaimlerChrysler NA
                Holdings Corp., 7.20%,
                9/1/09.................       569,060
    500,000   General Motors Corp.,
                7.20%, 1/15/11.........       504,688
     60,000   Hanson Australia Funding,
                5.25%, 3/15/13.........        61,601
                                         ------------
                                            1,135,349
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Consumer Services (0.7%):
$   150,000   Comcast Cable
                Communications, 8.38%,
                5/1/07.................  $    177,182
    150,000   Cox Communications, Inc.,
                7.75%, 11/1/10.........       183,746
     80,000   Cox Communications, Inc.,
                4.63%, 6/1/13..........        80,312
     60,000   PHH Corp., 7.13%,
                3/1/13.................        68,239
    450,000   Time Warner, Inc., 9.13%,
                1/15/13................       577,510
                                         ------------
                                            1,086,989
                                         ------------
Electronic Technology (0.2%):
    395,000   Oracle Corp., 6.72%,
                2/15/04................       408,323
                                         ------------
Energy Minerals (0.2%):
    250,000   Occidental Petroleum
                Corp., 9.25%, 8/1/19...       355,947
                                         ------------
Finance (6.6%):
    300,000   Bank of America Corp.,
                7.80%, 2/15/10.........       370,372
    250,000   BCH Cayman Islands,
                7.50%, 6/15/05.........       276,235
    250,000   Boeing Capital Corp.,
                7.10%, 9/27/05.........       275,897
    100,000   Branch Banking & Trust,
                4.88%, 1/15/13.........       105,838
    600,000   Capital One Auto Finance
                Trust, 3.44%,
                6/15/09................       624,137
    200,000   Capital One Bank Co.,
                6.88%, 2/1/06..........       214,735
    180,000   CIT Group, Inc., 6.50%,
                2/7/06.................       196,858
    500,000   Citigroup Inc., 7.25%,
                10/1/10................       606,689
    650,000   Credit Suisse First
                Boston USA, Inc.,
                6.50%, 1/15/12.........       747,157
    120,000   Dow Capital BV, 8.50%,
                6/8/10, Putable 6/8/05
                @ 100..................       145,650

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 26

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Finance, continued:
$   800,000   First Hawaiian, Inc.,
                Series A, 6.93%,
                12/1/03................  $    819,082
    225,000   Fleet Financial Group,
                7.38%, 12/1/09.........       270,345
    800,000   Ford Motor Credit Co.,
                7.38%, 2/1/11..........       828,293
    500,000   General Electric Capital
                Corp., 8.63%, 6/15/08..       625,758
    500,000   GMAC, 7.25%, 3/2/11......       513,801
    300,000   Goldman Sachs Group,
                Inc., 7.20%, 3/1/07....       342,858
    700,000   Household Finance Corp.,
                8.00%, 7/15/10.........       869,582
    475,000   Inter-American
                Development Bank,
                8.40%, 9/1/09..........       621,383
    200,000   Lehman Brothers Holdings,
                Inc., 6.63%, 1/18/12...       234,867
    350,000   Metropolitan Life
                Insurance Co., 6.30%,
                11/1/03................       355,894
    600,000   Morgan Stanley Dean
                Witter and Co., 6.75%,
                4/15/11................       702,896
    350,000   National Rural Utilities,
                6.00%, 5/15/06.........       388,988
    150,000   News America, Inc.,
                6.75%, 1/9/38..........       166,910
    300,000   Nynex Capital Funding,
                8.23%, 10/15/09........       370,820
     75,000   Popular North America,
                Inc., 4.25%, 4/1/08....        78,134
                                         ------------
                                           10,753,179
                                         ------------
Governments (Foreign) (0.1%):
     80,000   United Mexican States,
                4.63%, 10/8/08.........        81,880
     40,000   United Mexican States,
                6.38%, 1/16/13.........        42,500
                                         ------------
                                              124,380
                                         ------------
Producer Manufacturing (0.0%):
     75,000   Pitney Bowes, Inc.,
                3.88%, 6/15/13.........        73,363
                                         ------------
Retail Trade (0.5%):
    350,000   Albertson's, Inc., 6.95%,
                8/1/09.................       404,038
    400,000   Kroger Co., 8.05%,
                2/1/10.................       482,756
                                         ------------
                                              886,794
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Telecommunications (0.3%):
$    80,000   British Telecom, 8.38%,
                12/15/10...............  $    101,350
     60,000   Deutsche Telekom, 8.50%,
                6/15/10................        73,823
     30,000   France Telecom, 9.25%,
                3/1/11.................        37,823
    200,000   Sprint Capital Corp.,
                6.00%, 1/15/07.........       215,136
                                         ------------
                                              428,132
                                         ------------
Transportation (1.0%):
     70,000   Continental Airlines,
                Inc., 7.06%, 9/15/09...        69,547
    250,000   JB Hunt Transportation
                Services, 6.25%,
                9/1/03.................       251,919
    150,000   Norfolk Southern Corp.,
                7.05%, 5/1/37..........       175,453
    600,000   Union Pacific Corp.,
                6.65%, 1/15/11.........       698,422
    490,788   United Airlines, 7.19%,
                4/1/11.................       419,676
                                         ------------
                                            1,615,017
                                         ------------
Utilities (1.9%):
    560,000   American Electric Power
                Co., Inc., 6.13%,
                5/15/06................       614,332
    173,000   Columbia Gas System,
                6.80%, 11/28/05........       189,892
    100,000   Constellation Energy
                Group, 6.35%, 4/1/07...       111,859
    150,000   Dominion Resources, Inc.,
                6.25%, 6/30/12.........       170,186
    200,000   DTE Energy Co., 6.65%,
                4/15/09................       230,699
    500,000   Exelon Corp., 6.75%,
                5/1/11.................       579,572
    900,000   Hydro Quebec, 6.52%,
                2/23/06................     1,007,991
    130,000   National Rural Utilities,
                7.30%, 9/15/06.........       150,305
    115,000   PSEG Power, 7.75%,
                4/15/11................       137,466
                                         ------------
                                            3,192,302
                                         ------------
  Total Corporate Bonds                    20,820,405
                                         ------------
U.S. GOVERNMENT AGENCY SECURITIES (0.4%):
Fannie Mae (0.4%):
    585,000   6.25%, 2/1/11............       675,674
                                         ------------
  Total U.S. Government Agency
  Securities                                  675,674
                                         ------------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES (13.7%):
Fannie Mae (6.7%):
$   564,473   7.24%, 10/1/03, Pool
                #73712.................  $    566,385
    759,943   7.14%, 8/1/05, Pool
                #73166.................       820,995
     58,028   8.15%, 4/25/06, Series
                91-37, Class H.........        60,542
     16,340   9.00%, 11/1/06, Pool
                #124017................        17,287
    335,455   6.94%, 12/1/06, Pool
                #73798.................       377,571
    129,752   7.50%, 3/25/07, Series
                1992-18, Class ZH......       137,536
     34,860   6.00%, 8/25/07, Series
                92-151, Class H........        36,504
    258,209   6.85%, 10/1/07, Pool
                #375435................       295,370
    287,938   6.53%, 12/1/07, Pool
                #375568................       327,000
    511,167   6.25%, 7/25/08, Series
                93-135, Class PG.......       541,033
    377,675   6.19%, 9/1/08, Pool
                #380623................       428,396
     43,947   8.00%, 9/1/08, Pool
                #190586................        46,472
    140,840   8.30%, 10/25/08, Series
                93-197, Class SC,
                IF*....................       145,877
    122,898   7.50%, 8/1/09, Pool
                #292020................       131,615
    800,000   7.00%, 7/18/12, Series
                97-42, Class PG........       902,098
    197,822   6.50%, 4/1/13, Pool
                #414513................       209,156
    139,910   7.00%, 6/1/13, Pool
                #427488................       148,905
    200,000   6.65%, 6/25/13, Series
                93-140, Class J........       222,301
    160,387   6.00%, 8/1/13, Pool
                #251899................       167,833
    155,485   6.00%, 12/1/13, Pool
                #323458................       162,704
    125,000   6.00%, 6/25/14, Series
                2002-24 Class AD.......       128,774
    500,000   6.00%, 9/25/14, Series
                01-71, Class QC........       510,529
    500,000   5.50%, 3/15/15, Series
                2368, Class OE.........       520,591
    300,000   6.00%, 4/25/17, Series
                02-24, Class AJ........       325,025

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   278,785   8.00%, 5/1/17, Pool
                #50000.................  $    304,464
     58,312   9.00%, 12/1/17, Pool
                #359455................        64,953
    171,020   8.50%, 11/1/18, Pool
                #313280................       187,184
     54,969   10.45%, 4/25/19, Series
                89-21, Class G.........        62,457
    180,867   8.00%, 7/25/19, Series
                89-37, Class G.........       198,991
     34,194   8.75%, 11/25/19, Series
                89-86, Class E.........        37,504
     78,382   6.50%, 3/25/20, Series
                90-30, Class E.........        83,684
     96,610   6.50%, 9/25/20, Series
                90-105, Class J........       102,859
    138,000   6.00%, 10/25/20, Series
                2002-41 Class VB.......       144,038
     51,910   8.50%, 9/25/21, Series
                G-29, Class O..........        57,561
     62,919   8.75%, 9/25/21, Series
                91-129, Class G........        69,506
     72,862   5.00%, 12/25/21, Series
                G93-16, Class J........        72,989
    214,262   5.00%, 8/25/22, Series
                93-38, Class L.........       216,038
    250,000   6.50%, 2/25/23, G93-36,
                Class J................       261,259
     76,886   0.00%, 5/25/23, Series
                G93-24, Class C, PO....        76,443
    100,000   6.50%, 7/25/23, Series
                93-119, Class H........       106,919
    140,000   6.00%, 9/25/23, Series
                94-23, Class C.........       140,436
    182,658   5.00%, 12/25/23, Series
                94-22, Class C.........       189,564
     62,730   6.50%, 12/25/23, Series
                93-225, Class D........        62,908
    195,000   6.50%, 12/25/23, Series
                93-225, Class UB.......       199,418
    245,000   7.50%, 2/25/24, Series
                94-81, Class LL........       269,492
     35,238   7.00%, 8/1/25, Pool
                #270725................        37,240
     33,266   10.00%, 6/17/27, Series
                97-49, Class B.........        37,343

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 28

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    23,967   7.50%, 10/1/27, Pool
                #402032................  $     25,534
    409,025   6.50%, 12/25/28, Series
                98-66, Class B.........       424,557
    350,000   5.75%, 6/25/33, Series
                03-47, Class PE........       358,858
                                         ------------
                                           11,022,698
                                         ------------
Freddie Mac (5.9%):
      6,667   9.50%, 1/15/05, Series
                24, Class B............         6,687
    200,000   6.00%, 3/15/09, Series
                1708, Class E..........       215,823
    415,000   5.89%, 3/30/09, Series
                EJ09...................       482,035
     40,086   8.00%, 10/1/10, Pool
                #G10518................        42,562
    646,000   5.75%, 3/15/12, Series
                2471, Class ED.........       653,372
    200,000   6.50%, 9/15/12, Series
                2173, Class VB.........       206,279
    125,876   6.00%, 3/1/13, Pool
                #E69409................       131,249
     94,785   6.50%, 3/1/13, Pool
                #E69466................        99,778
    111,727   6.50%, 6/1/13, Pool
                #E00552................       117,478
    112,034   7.00%, 6/1/13, Pool
                #E00554................       119,059
    116,158   6.50%, 2/15/14, Series
                1668, Class D..........       124,206
    457,845   6.00%, 6/15/15, Series
                2391, Class DK.........       467,154
    610,806   5.00%, 1/15/16, Series
                2501, Class AG.........       622,464
    500,000   6.00%, 12/15/16, Series
                2394, Class MC.........       533,667
    111,413   8.00%, 4/1/17, Pool
                #290302................       121,171
    650,000   5.50%, 11/15/17, Series
                #2522..................       692,081
     61,250   8.60%, 1/15/21, Series
                85, Class C............        62,088
     90,990   6.00%, 2/15/21, Series
                1047, Class H..........        92,287
     56,077   7.00%, 2/15/21, Series
                115, Class I...........        56,148
     60,802   6.50%, 4/15/21, Series
                1062, Class H..........        61,778
    197,000   6.50%, 5/15/21, Series
                1683, Class D..........       200,595

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   298,981   6.50%, 7/15/21, Series
                168, Class G...........  $    301,403
    113,719   8.00%, 7/15/21, Series
                1120, Class L..........       116,154
     50,372   5.50%, 8/15/21, Series
                1116, Class I..........        51,007
     54,991   6.50%, 10/15/21, Series
                189, Class D...........        55,031
     67,594   6.50%, 11/15/21, Series
                1541, Class GA.........        67,700
    195,390   7.00%, 1/15/22, Series
                1191, Class E..........       202,132
     51,424   6.50%, 2/15/22, Series
                1240, Class M..........        53,229
    312,327   8.00%, 4/15/22, Series
                1254, Class N..........       326,170
    174,674   7.00%, 7/15/22, Series
                1384, Class C..........       177,291
    326,000   6.85%, 6/25/23, Series
                13, Class LL...........       352,259
    388,126   8.00%, 4/25/24, Series
                31, Class Z............       415,037
     61,828   8.50%, 9/15/24, Series
                1753, Class D..........        66,737
     69,791   8.00%, 9/1/26, Pool
                #C00476................        75,406
    253,840   6.38%, 11/20/26, Series
                98-14, Class PG........       257,801
     36,874   7.50%, 7/1/27, Pool
                #D81027................        39,295
     43,334   7.00%, 10/1/27, Pool
                #D83256................        45,548
    190,000   7.00%, 8/15/29, Series
                2178, Class PB.........       209,523
    115,000   6.00%, 2/15/30, Series
                2367 Class PD..........       118,306
    149,000   6.50%, 11/15/30, Series
                2430 Class GD..........       153,098
    122,000   6.50%, 1/15/31, Series
                2433 Class NG..........       126,270
    200,000   6.50%, 5/15/32, Series
                2455, Class GK.........       216,338
    375,000   6.50%, 6/15/32, Series
                2457, Class PE.........       405,051
    751,177   6.50%, 2/25/43, Series
                T-54, Class 2A.........       807,984
                                         ------------
                                            9,746,731
                                         ------------
Government National Mortgage Assoc. (1.1%):
     16,882   8.50%, 12/15/05, Pool
                #7500..................        17,732

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$   250,139   7.00%, 7/15/08, Pool
                #348872................  $    268,997
     84,897   8.00%, 12/20/10, Pool
                #2165..................        91,287
     21,687   7.00%, 2/15/11, Pool
                #412559................        23,295
    111,476   8.50%, 10/15/11, Pool
                #432121................       124,051
    197,827   6.50%, 9/15/13, Pool
                #468228................       210,346
     55,570   8.00%, 11/15/16, Pool
                #196714................        60,772
     18,541   8.00%, 11/15/16, Pool
                #199829................        20,277
     73,773   8.00%, 11/15/16, Pool
                #181122................        80,679
    230,467   8.50%, 12/15/22, Pool
                #780708................       252,939
     96,911   8.00%, 11/15/24, Pool
                #780028................       105,583
     14,168   6.50%, 3/20/25, Series
                98-6, Class C..........        14,184
     59,143   8.00%, 6/20/25, Series
                95-4, Class CQ.........        63,072
    150,000   5.00%, 10/20/25, Series
                02-69, Class BH........       151,891
     25,562   7.50%, 5/15/26, Pool
                #398663................        27,294
     34,315   8.00%, 6/20/26, Pool
                #CSF2334...............        36,867
     56,164   7.50%, 1/20/27, Pool
                #2360..................        59,436
     72,974   8.00%, 5/20/27, Pool
                #2433..................        78,121
     66,934   8.00%, 9/15/27, Pool
                #451932................        72,322

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    51,303   7.00%, 4/15/28, Pool
                #473915................  $     54,283
     77,130   7.00%, 6/15/28, Pool
                #477123................        81,610
                                         ------------
                                            1,895,038
                                         ------------
           Total U.S. Government Agency
                              Mortgages    22,664,467
                                         ------------
U.S. TREASURY OBLIGATIONS (9.5%):
U.S. Treasury Bonds (6.2%):
  5,250,000   10.38%, 11/15/12.........     6,995,010
  2,450,000   7.25%, 5/15/16...........     3,259,076
                                         ------------
                                           10,254,086
                                         ------------
U.S. Treasury Inflation Protected Bonds (0.9%):
  1,200,000   3.88%, 1/15/09...........     1,540,725
                                         ------------
U.S. Treasury STRIPS (2.4%):
  2,250,000   5/15/10..................     1,810,197
  3,500,000   5/15/15..................     2,131,801
                                         ------------
                                            3,941,998
                                         ------------
  Total U.S. Treasury Obligations          15,736,809
                                         ------------
INVESTMENT COMPANIES (2.8%):
  4,653,009   One Group Prime Money
                Market Fund, Class I
                (c)....................     4,653,009
                                         ------------
  Total Investment Companies                4,653,009
                                         ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (8.9%):
$14,632,528   Pool of various
                securities for One
                Group Equity
                Funds -- footnote 2
                (Securities Lending)...    14,632,528
                                         ------------
  Total Short-Term Securities Held as
  Collateral
    for Securities Lending
                                           14,632,528
                                         ------------
Total (Cost $186,623,158) (a)            $179,975,771
                                         ============

------------
Percentages indicated are based on net assets of $165,041,665.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 12,976,582
                   Unrealized depreciation......................   (19,623,969)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ (6,647,387)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 30

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2003.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
ASSET BACKED SECURITIES (2.7%):
$   150,000   Americredit Automobile
                Receivables Trust,
                Series 01-D, Class A4,
                4.41%, 11/12/08........  $    156,112
    100,000   Americredit Automobile
                Receivables Trust,
                Series 03-BX, Class
                A4A, 2.72%, 6/6/10.....       101,551
     44,805   Arcadia Automobile
                Receivables Trust,
                Series 99-B, Class A4,
                6.51%, 9/15/04.........        44,981
    396,782   Arcadia Automobile
                Receivables Trust,
                Series 99-C, Class A3,
                7.20%, 6/15/07.........       402,902
    500,000   Capital One Auto Finance
                Trust, Series 01-A,
                Class A4, 5.40%,
                5/15/08................       529,266
    121,000   Chase Funding Loan
                Acquisition Trust,
                Series 02-C1, Class
                IA5, 6.86%, 1/25/32....       131,787
    450,000   Citibank Credit Card
                Issuance Trust, Series
                02-C2, Class C2, 6.95%,
                2/18/14................       508,327
    200,000   Conseco Finance, Series
                01-B, Class 1M1, 7.27%,
                6/15/32................       218,406
     86,747   Ford Credit Auto Owner
                Trust, Series 00-G,
                Class A4, 6.62%,
                7/15/04................        87,361
    500,000   Ford Credit Auto Owner
                Trust, Series 00-F,
                Class A3, 6.58%,
                11/15/04...............       508,157
    200,000   MBNA Credit Card Master
                Note Trust, Series
                02-C1, Class C1, 6.80%,
                7/15/14................       218,860
    200,000   MBNA Master Credit Card
                Trust, Series 00-D,
                Class C, 8.40%, 9/15/09
                (b)....................       232,709
    240,000   MBNA Master Credit Card
                Trust, Series 99-J,
                Class C, 7.85%, 2/15/12
                (b)....................       281,727

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
$    75,000   MBNA Master Credit Card
                Trust, Series 03-C1,
                Class C, 2.88%,
                6/15/12................  $     76,469
    485,905   Union Acceptance Corp.,
                Series 00-B, Class A4,
                7.54%, 10/10/06........       504,809
     67,931   WFS Financial Owner
                Trust, Series 00-D,
                Class A3, 6.83%,
                7/20/05................        68,230
    225,000   WFS Financial Owner
                Trust, Series 02-1,
                Class A4A, 4.87%,
                9/20/09................       239,621
    500,000   WFS Financial Owner
                Trust, Series 02-2,
                Class A4, 4.50%,
                2/20/10................       526,228
                                         ------------
  Total Asset Backed Securities             4,837,503
                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%):
    663,301   ABN AMRO Mortgage Corp.,
                Series 99-4, Class
                IA12, 6.50%, 6/25/29...       674,242
     94,795   American Housing Trust,
                Series V, Class 1G,
                9.13%, 4/25/21.........       101,165
    350,000   Countrywide Alternative
                Loan Trust, Series
                01-6, Class 2A4, 7.00%,
                7/25/31................       360,082
    638,128   Countrywide Alternative
                Loan Trust, Series
                01-12, Class A6, 6.50%,
                1/25/32................       653,793
    600,000   Countrywide Alternative
                Loan Trust, Series
                02-2, Class A12, 6.75%,
                4/25/32................       621,193
    436,000   Countrywide Alternative
                Loan Trust, Series
                02-8, Class A4, 6.50%,
                7/25/32................       458,023
    283,000   Countrywide Funding
                Corp., Series 93-12,
                Class A11, 6.63%,
                2/25/24................       285,565
    346,431   Countrywide Home Loans,
                Series 98-15, Class
                A16, 6.75%, 10/25/28...       350,316

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 32

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$        10   GE Capital Mortgage
                Services, Inc., Series
                93-17, Class A20,
                15.01%, 12/25/23, IF*..  $         10
    525,546   Impac Secured Assets
                Common Owner Trust,
                Series 00-1, Class A8,
                8.15%, 4/25/30.........       538,886
     53,311   Norwest Asset Securities
                Corp., Series 98-32,
                Class A1, 6.00%,
                12/25/28...............        53,741
     17,669   Norwest Asset Securities
                Corp., Series 99-17,
                Class A2, 6.25%,
                6/25/29................        17,669
     36,602   Paine Webber Mortgage
                Acceptance Corp.,
                Series 00-1, 0.00%,
                9/25/30, PO............        34,888
    400,000   PNC Mortgage Securities
                Corp., Series 98-1,
                Class 2A10, 6.50%,
                2/25/28................       399,634
    498,021   PNC Mortgage Securities
                Corp., Series 99-4,
                Class 1A10, 6.75%,
                6/25/29................       516,810
    200,000   Prudential Home Mortgage
                Securities, Series
                93-39, Class A13,
                14.45%, 10/25/08,
                IF*....................       203,952
    232,343   Prudential Home Mortgage
                Securities, Series
                93-50, Class A6, 6.50%,
                11/25/23...............       235,808
     27,557   Prudential Home Mortgage
                Securities, Series
                93-60, Class A5, 6.75%,
                12/25/23...............        27,604
    125,000   Prudential Home Mortgage
                Securities, Series
                94-17, Class A5, 6.25%,
                4/25/24................       127,739
    500,000   Residential Accredit
                Loans, Inc., Series
                02-QS8, Class A5,
                6.25%, 6/25/17.........       518,121
    241,937   Residential Accredit
                Loans, Inc., Series
                02-QS16, Class A3,
                14.46%, 10/25/17,
                IF*....................       271,085

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$   729,440   Residential Accredit
                Loans, Inc., Series
                03-QS3, Class A8,
                6.28%, 2/25/18, IF,
                IO*....................  $     90,762
    278,389   Residential Accredit
                Loans, Inc., Series
                03-QS3, Class A2,
                13.60%, 2/25/18, IF*...       310,632
    397,305   Residential Accredit
                Loans, Inc., Series
                96-QS3, Class AI-11,
                7.75%, 6/25/26.........       396,886
    276,000   Residential Accredit
                Loans, Inc., Series
                02-QS3, Class A10,
                6.75%, 3/25/32.........       288,625
    216,682   Residential Accredit
                Loans, Inc., Series
                02-QS6, Class A10,
                6.50%, 5/25/32.........       221,739
    210,000   Residential Asset
                Mortgage Products,
                Inc., Series 01-RS3,
                Class AI4, 6.29%,
                10/25/31...............       217,548
    132,904   Residential Funding
                Mortgage Securities I,
                Inc., Series 94-S8,
                Class A6, 6.00%,
                3/25/09................       136,031
      2,033   Residential Funding
                Mortgage Securities I,
                Inc., Series 98-S26,
                Class A4, 14.33%,
                11/25/28, IF*..........         2,034
    313,151   Structured Asset Mortgage
                Investments, Series
                98-8, Class 2A11,
                6.75%, 7/25/28.........       320,249
    276,106   Vendee Mortgage Trust,
                Series 94-1, Class 1,
                5.63%, 2/15/24.........       290,312
    409,556   Vendee Mortgage Trust,
                Series 96-1, Class 1Z,
                6.75%, 2/15/26.........       456,465
    240,281   Vendee Mortgage Trust,
                Series 96-2, Class 1Z,
                6.75%, 6/15/26.........       270,635

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$   802,819   Vendee Mortgage Trust,
                Series 97-1, Class 2Z,
                7.50%, 2/15/27.........  $    912,240
    275,000   Vendee Mortgage Trust,
                Series 98-1, Class 2E,
                7.00%, 9/15/27.........       305,151
                                         ------------
  Total Collateralized Mortgage
  Obligations                              10,669,635
                                         ------------
CORPORATE BONDS (17.1%):
Aerospace & Defense (0.1%):
     95,100   BAE Systems 2001 Asset
                Trust, 7.16%,
                12/15/11 (b)...........       106,350
                                         ------------
Airlines (0.8%):
    142,641   Continental Airlines,
                Inc., Series 97-4B,
                6.90%, 1/2/17..........       107,490
    100,000   Delta Airlines, Inc.,
                Series 00-1, Class A2,
                7.57%, 11/18/10........       102,919
    175,000   Delta Airlines, Inc.,
                Series 01-1, Class A2,
                7.11%, 9/18/11.........       177,577
    150,000   Delta Airlines, Inc.,
                Series 02-1, Class G2,
                6.42%, 7/2/12..........       162,380
     96,083   Northwest Airlines, Inc.,
                Series 01-1, Class A1,
                7.04%, 4/1/22..........        94,545
    145,948   Southwest Airlines Co.,
                Series 01-1, Class A1,
                5.10%, 5/1/06..........       155,676
    200,000   United Airlines, Inc.,
                Series 01-1, Class A2,
                6.20%, 9/1/08 (c)......       167,773
     98,158   United Airlines, Inc.,
                Series 00-2, Class A2,
                7.19%, 4/1/11 (c)......        83,935
    314,545   United Airlines, Inc.,
                Series 01-1, Class A2,
                6.07%, 3/1/13 (c)......       263,912
     84,632   United Airlines, Inc.,
                Series 00-1, Class A1,
                7.78%, 1/1/14 (c)......        67,581
                                         ------------
                                            1,383,788
                                         ------------
Automotive (0.4%):
     84,395   Daimler Chrysler AG,
                6.66%, 1/8/05..........        85,139
    150,000   Daimler Chrysler NA
                Holdings, 7.40%,
                1/20/05................       160,889

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Automotive, continued:
$   400,000   Daimler Chrysler NA
                Holdings, 4.05%,
                6/4/08.................  $    396,563
    150,000   General Motors Corp.,
                7.20%, 1/15/11.........       151,406
                                         ------------
                                              793,997
                                         ------------
Banking, Finance & Insurance (9.6%):
     40,000   AIG International Lease
                Finance Corp., 5.88%,
                5/1/13.................        43,144
    300,000   ASIF Global Financing
                XIX, 4.90%,
                1/17/13 (b)............       312,997
    150,000   ASIF Global Financing XX,
                2.65%, 1/17/06 (b).....       152,348
    500,000   Associates Corp., 8.58%,
                11/23/04...............       547,682
    250,000   Associates Corp., 8.55%,
                7/15/09................       318,001
    200,000   Associates Corp., 8.15%,
                8/1/09.................       242,696
    570,000   Bank of America Corp.,
                7.80%, 2/15/10.........       703,706
    500,000   Boeing Capital Corp.,
                6.36%, 7/15/05.........       529,624
     75,000   Branch Banking & Trust,
                4.88%, 1/15/13.........        79,378
    190,000   Capital One Bank, 8.25%,
                6/15/05................       205,889
    150,000   CIT Group, Inc., 7.63%,
                8/16/05................       165,261
     50,000   Corporation Andina de
                Fomento California,
                5.20%, 5/21/13.........        50,770
    200,000   Countrywide Home Loan,
                Series E, 7.20%,
                10/30/06...............       228,907
    500,000   Credit Suisse First
                Boston (USA), Inc.,
                6.13%, 11/15/11........       561,047
    100,000   First Union National,
                Inc., 7.80%, 8/18/10...       124,252
    250,000   Firstar Bank N.A., 7.13%,
                12/1/09................       302,620
    350,000   Ford Motor Credit Co.,
                6.13%, 3/20/04.........       357,894
    250,000   Ford Motor Credit Co.,
                6.88%, 2/1/06..........       265,307
    800,000   Ford Motor Credit Co.,
                7.38%, 10/28/09........       839,918

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 34

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$   175,000   GE Capital Corp., 4.25%,
                1/15/08................  $    185,554
    150,000   GE Capital Corp., 3.50%,
                5/1/08.................       153,765
    500,000   GE Capital Corp., 7.38%,
                1/19/10................       607,726
    300,000   GE Capital Corp., 5.88%,
                2/15/12................       336,158
    200,000   GE Capital Corp., 6.75%,
                3/15/32................       234,719
    300,000   GMAC, 6.38%, 1/30/04.....       307,950
    490,000   GMAC, 6.13%, 9/15/06.....       516,248
     50,000   GMAC, 7.75%, 1/19/10.....        53,880
    400,000   GMAC, 7.25%, 3/2/11......       411,041
    400,000   Goldman Sachs Group LP,
                6.88%, 1/15/11.........       472,690
    491,799   Household Automotive
                Trust, Series 00-2,
                Class A4, 7.43%,
                4/17/07................       513,403
    200,000   Household Finance Corp.,
                7.88%, 3/1/07..........       235,915
    200,000   Household Finance Corp.,
                6.40%, 6/17/08.........       228,549
    500,000   Household Finance Corp.,
                6.50%, 11/15/08........       575,576
    500,000   Household Finance Corp.,
                5.88%, 2/1/09..........       558,104
     50,000   Household Finance Corp.,
                7.35%, 11/27/32........        61,488
    250,000   Huntington National Bank,
                8.00%, 4/1/10..........       310,514
     60,000   International Lease
                Finance Corp., 4.50%,
                5/1/08.................        62,908
    165,000   International Lease
                Financial, 6.38%,
                3/15/09................       185,015
    200,000   Jackson National Life
                Global, 6.13%,
                5/30/12 (b)............       222,810
    100,000   John Hancock Global
                Funding, 7.90%,
                7/2/10 (b).............       123,549
    175,000   Lehman Brothers Holdings,
                Inc., 6.63%, 1/18/12...       205,509
    200,000   Merrill Lynch & Co.,
                3.70%, 4/21/08.........       206,753
    150,000   MGIC Investment Corp.,
                6.00%, 3/15/07.........       162,250
    200,000   Monumental Global
                Funding, 5.20%,
                1/30/07 (b)............       217,850
    550,000   Morgan Stanley Dean
                Witter and Co., 6.75%,
                4/15/11................       644,321

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$   300,000   Morgan Stanley Dean
                Witter and Co., 6.60%,
                4/1/12.................  $    347,204
    885,000   National Rural Utilities,
                6.00%, 5/15/06.........       983,586
    100,000   Nationwide Financial
                Services, 6.25%,
                11/15/11...............       112,388
     75,000   Popular North America,
                Inc., 4.25%, 4/1/08....        78,134
    300,000   Principal Life Global
                Funding, 6.25%,
                2/15/12 (b)............       339,935
    100,000   SLM Corp., Series A,
                5.38%, 1/15/13.........       108,211
    150,000   State Street Corp.,
                7.65%, 6/15/10.........       186,492
    250,000   Suntrust Bank, 6.38%,
                4/1/11.................       291,928
    225,000   Tyco Capital Corp.,
                6.50%, 2/7/06..........       246,072
    200,000   U.S. Bancorp, 6.50%,
                2/1/08.................       230,812
    100,000   U.S. Bancorp, 7.50%,
                6/1/26.................       124,545
    240,000   Wachovia Corp., 4.95%,
                11/1/06................       261,518
    100,000   Washington Mutual
                Finance, 6.88%,
                5/15/11................       118,754
    250,000   Wells Fargo Bank, 7.55%,
                6/21/10................       308,614
                                         ------------
                                           17,563,879
                                         ------------
Conglomerates (0.1%):
    200,000   Tyco International Group,
                6.38%, 10/15/11........       212,000
                                         ------------
Energy (0.3%):
    165,000   Constellation Energy
                Group, 6.35%, 4/1/07...       184,568
    130,000   DTE Energy Co., 6.65%,
                4/15/09................       149,954
    150,000   Duke Energy Corp., 5.63%,
                11/30/12...............       161,628
                                         ------------
                                              496,150
                                         ------------
Forest Products (0.0%):
     50,000   Abitibi Consolidated,
                Inc., 8.55%, 8/1/10....        56,098
                                         ------------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Governments (Foreign) (0.6%):
$   400,000   Province of Quebec,
                5.75%, 2/15/09.........  $    454,794
    150,000   United Mexican States,
                4.63%, 10/8/08.........       153,525
     50,000   United Mexican States,
                6.38%, 1/16/13.........        53,125
    325,000   United Mexican States,
                7.50%, 4/8/33..........       345,475
                                         ------------
                                            1,006,919
                                         ------------
Industrial Goods & Services (0.8%):
    150,000   Amerada Hess Corp.,
                6.65%, 8/15/11.........       173,316
    110,000   Boeing Co., 7.95%,
                8/15/24................       139,280
    100,000   Cox Radio, Inc., 6.38%,
                5/15/05................       106,869
    150,000   Dow Chemical, 6.13%,
                2/1/11.................       165,051
    150,000   IBM Corp., 5.39%,
                1/22/09................       168,205
    150,000   Kroger Co., 8.05%,
                2/1/10.................       181,034
    125,000   Phillips Petroleum Co.,
                8.75%, 5/25/10.........       162,915
    100,000   Tyco International Group,
                8.20%, 10/15/08........       109,500
     50,000   Tyco International Group,
                6.75%, 2/15/11.........        53,250
    100,000   Weyerhaeuser Co., 6.75%,
                3/15/12................       113,939
                                         ------------
                                            1,373,359
                                         ------------
Leasing (0.3%):
    500,000   Hertz Corp., 6.50%,
                5/15/06................       518,311
                                         ------------
Multimedia (0.5%):
    150,000   AOL Time Warner, Inc.,
                5.63%, 5/1/05..........       159,327
    120,000   AOL Time Warner, Inc.,
                8.18%, 8/15/07.........       140,822
    150,000   AOL Time Warner, Inc.,
                10.15%, 5/1/12.........       205,609
    100,000   AOL Time Warner, Inc.,
                9.15%, 2/1/23..........       126,790
    150,000   Comcast Cable
                Communications, 8.13%,
                5/1/04.................       157,453
    150,000   Viacom, Inc., 7.75%,
                6/1/05.................       167,137
                                         ------------
                                              957,138
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Real Estate (0.1%):
$   165,000   EOP Operating LP, 6.75%,
                2/15/12................  $    188,248
                                         ------------
Telecommunications (2.5%):
    150,000   Ameritech Capital Funding
                Corp., 5.95%, 1/15/38..       161,930
     50,000   AT&T Wireless Services,
                Inc., 7.50%, 5/1/07....        57,694
    150,000   AT&T Wireless Services,
                Inc., 7.88%, 3/1/11....       177,468
    100,000   Bell Telephone Co.
                Pennsylvania, 8.35%,
                12/15/30...............       134,949
    379,485   Bellsouth
                Telecommunications,
                6.30%, 12/15/15........       416,814
    400,000   British Telecom PLC,
                8.38%, 12/15/10........       506,751
     50,000   Cox Communications, Inc.,
                6.88%, 6/15/05.........        54,588
    100,000   Cox Communications, Inc.,
                7.75%, 11/1/10.........       122,498
    250,000   France Telecom, 9.25%,
                3/1/11.................       315,189
     10,000   Liberty Media Corp.,
                5.70%, 5/15/13.........        10,188
    150,000   Nynex Capital Funding,
                8.23%, 10/15/09........       185,410
    150,000   Sprint Capital Corp.,
                7.13%, 1/30/06.........       164,281
    500,000   Sprint Capital Corp.,
                6.00%, 1/15/07.........       537,840
    100,000   Sprint Capital Corp.,
                8.38%, 3/15/12.........       119,962
    335,000   TCI Communications, Inc.,
                9.80%, 2/1/12..........       444,457
    115,000   Telus Corp., 8.00%,
                6/1/11.................       133,400
    650,000   Verizon Global Funding
                Corp., 7.25%, 12/1/10..       781,990
    100,000   Verizon New England,
                Inc., 6.50%, 9/15/11...       116,260
    300,000   WorldCom, Inc., 7.38%,
                1/15/06 (b)............        89,250
                                         ------------
                                            4,530,919
                                         ------------
Transportation & Shipping (0.2%):
    150,000   Burlington North Santa
                Fe, 7.13%, 12/15/10....       181,370

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 36

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Transportation & Shipping, continued:
$   100,000   FedEx Corp., 6.63%,
                2/12/04................  $    103,115
                                         ------------
                                              284,485
                                         ------------
Utilities (0.8%):
    100,000   American Electric Power
                Co., Series A, 6.13%,
                5/15/06................       109,702
    100,000   Appalachian Power Co.,
                Series E, 4.80%,
                6/15/05................       105,040
    200,000   Dominion Resources, Inc.,
                2.80%, 2/15/05.........       202,735
    150,000   Exelon Generation Co.,
                LLC, 6.95%, 6/15/11....       174,329
     65,000   PSEG Power, 7.75%,
                4/15/11................        77,698
    675,000   Virginia Electric & Power
                Co., 5.38%, 2/1/07.....       737,759
                                         ------------
                                            1,407,263
                                         ------------
  Total Corporate Bonds                    30,878,904
                                         ------------
U.S. GOVERNMENT AGENCY MORTGAGES (47.6%):
Fannie Mae (17.6%):
     58,811   9.00%, 12/1/06, Pool
                #313699................        60,875
     79,742   8.50%, 12/1/07, Pool
                #420646................        84,105
    108,855   6.50%, 5/25/08, Series
                93-104, Class L........       108,800
    115,611   9.06%, 7/25/08, Series
                93-238, Class SB,
                IF*....................       119,373
     77,540   0.00%, 9/25/08, Series
                96-20, Class L, PO.....        75,537
     99,028   0.00%, 9/25/08, Series
                96-39, Class J, PO.....        94,832
    328,682   13.74%, 9/25/08, Series
                93-164, Class SC,
                IF*....................       385,262
    229,415   13.74%, 9/25/08, Series
                93-164, Class SA,
                IF*....................       268,907
    181,603   14.78%, 9/25/08, Series
                93-175, Class SA,
                IF*....................       197,185
    126,657   0.00%, 10/25/08, Series
                96-24, Class B, PO.....       123,682
     31,001   3.11%, 10/25/08, Series
                93-196, Class FA*......        31,140

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    41,057   9.25%, 10/25/08, Series
                93-196, Class SB,
                IF*....................  $     42,514
    137,750   12.15%, 10/25/08, Series
                93-94, Class S, IF*....       154,628
      1,525   256.00%, 11/1/08, Series
                K, Class 2, HB.........         5,415
    462,820   14.21%, 12/25/08, Series
                93-233, Class SB,
                IF*....................       549,336
    215,890   16.20%, 2/25/09, Series
                94-13, Class SK, IF*...       235,390
    184,902   3.21%, 3/25/09, Series
                94-33, Class FA*.......       185,943
      8,957   6.50%, 3/25/09, Series
                95-13, Class B.........         9,267
    147,152   6.50%, 4/1/09, Pool
                #190760................       156,239
    454,573   8.00%, 11/1/12, Pool
                #535710................       488,782
    750,000   5.00%, 11/25/12, Series
                03-16, Class PI, IO....        52,439
      6,764   6.37%, 11/25/13, Series
                93-220, Class SE,
                IF*....................         6,809
      1,127   20.38%, 11/25/13, Series
                93-220, Class SD,
                IF*....................         1,154
  1,000,000   6.00%, 9/25/14, Series
                01-71, Class QC........     1,021,057
    700,000   5.00%, 11/25/15, Series
                02-74, Class PD........       728,148
    500,000   6.50%, 11/25/15, Series
                01-52, Class XN........       533,131
    500,000   6.00%, 12/25/15, Series
                01-78, Class VB........       523,163
    750,000   5.00%, 1/25/16, Series
                02-74, Class LD........       780,228
    500,000   6.00%, 12/25/16, Series
                01-71, Class QE........       533,572
  1,000,000   6.00%, 12/25/16, Series
                01-74, Class MB........     1,081,969
    250,000   6.50%, 12/25/16, Series
                01-50, Class VB........       264,788

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$ 1,000,000   6.00%, 2/25/17, Series
                02-2, Class UC.........  $  1,075,585
    500,000   5.50%, 4/25/17, Series
                02-18, Class PC........       535,071
    500,000   5.50%, 1/25/18, Series
                02-94, Class BK........       532,451
     19,280   3.65%, 3/1/19, Pool
                #116612*...............        19,842
     52,400   8.50%, 11/25/19, Series
                89-83, Class H.........        57,805
     17,306   8.80%, 1/25/20, Series
                90-1, Class D..........        19,217
     63,462   8.50%, 2/25/20, Series
                1990-10, Class L.......        70,230
     15,959   5.50%, 8/25/20, Series
                90-93, Class G.........        16,492
     19,696   8.75%, 12/25/20, Series
                90-143, Class J........        21,729
        274   652.15%, 12/25/20, Series
                90-140, Class K, HB....         3,862
    204,973   10.00%, 8/1/21, Pool
                #442639................       235,401
    262,627   7.00%, 1/25/22, Series
                G92-15, Class Z........       279,057
    300,000   6.50%, 2/25/22, Series
                02-1, Class HC.........       317,276
    114,545   5.50%, 6/25/22, Series
                02-91, Class UH, IO....        12,417
    678,610   7.50%, 6/25/22, Series
                92-101, Class J........       722,198
     31,339   7.00%, 7/25/22, Series
                G92-42, Class Z........        33,840
     92,198   7.00%, 7/25/22, Series
                93-103, Class PN, IO...         1,485
    606,533   8.00%, 7/25/22, Series
                G92-44, Class ZQ.......       669,015
     77,034   6.50%, 8/25/22, Series
                96-59, Class J.........        80,255
    203,562   5.50%, 9/25/22, Series
                92-143, Class MA.......       213,893
    329,099   7.50%, 9/25/22, Series
                G92-54, Class ZQ.......       360,379
     23,051   2.91%, 10/25/22, Series
                G92-59, Class F*.......        23,032

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   106,759   3.06%, 10/25/22, Series
                93-225, Class FP*......  $    107,784
     22,334   7.00%, 10/25/22, Series
                G92-61, Class Z........        24,009
    684,660   7.00%, 12/25/22, Series
                G92-66, Class KB.......       724,989
    169,000   7.90%, 1/25/23, Series
                G93-1, Class KA........       186,297
    656,603   7.00%, 2/25/23, Series
                97-61, Class ZC........       727,431
    159,330   6.00%, 4/25/23, Series
                G93-17, Class SI,
                IF*....................       165,252
    460,000   15.53%, 4/25/23, Series
                98-43, Class SA, IF*,
                IO.....................       155,507
    600,000   0.00%, 6/25/23, Series
                93-257, Class C, PO....       561,738
      3,331   0.00%, 7/25/23, Series
                93-216, Class D, PO....         3,330
    516,000   0.00%, 7/25/23, Series
                93-159, Class PD, PO...       509,346
    400,000   6.50%, 7/25/23, Series
                96-59, Class K.........       425,535
     88,297   0.00%, 9/25/23, Series
                93-205, Class H, PO....        82,679
    142,115   7.00%, 9/25/23, Series
                93-167, Class GA.......       151,855
     42,326   10.17%, 9/25/23, Series
                93-165, Class SD,
                IF*....................        44,038
    211,080   12.50%, 9/25/23, Series
                93-165, Class SK,
                IF*....................       237,702
    100,000   2.66%, 10/25/23, Series
                93-189, Class FB*......       102,133
     58,196   8.78%, 10/25/23, Series
                93-199, Class SG,
                IF*....................        58,306
    410,941   6.50%, 11/25/23, Series
                95-19, Class Z.........       431,978

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 38

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    32,826   1.66%, 12/25/23, Series
                93-230, Class FA*......  $     32,958
    190,609   6.15%, 12/25/23, Series
                95-10, Class C.........       192,977
    500,000   6.50%, 12/25/23, Series
                93-225, Class UB.......       511,328
    970,369   7.00%, 12/25/23, Series
                93-250, Class Z........     1,048,721
     33,296   0.00%, 2/25/24, Series
                99-16, Class B, PO.....        33,238
    119,532   2.88%, 2/25/24, Series
                94-43, Class F*........       119,863
    243,570   8.50%, 1/25/25, Series
                95-2, Class Z..........       265,410
    387,836   9.00%, 4/1/25, Pool
                #506427................       432,255
    247,982   8.50%, 10/1/26, Pool
                #449336................       278,464
    245,035   8.00%, 3/1/27, Pool
                #689977................       266,395
  1,680,763   1.84%, 3/25/27, Series
                97-20, Class IB, IO....       104,278
    200,000   7.50%, 5/20/27, Series
                97-39, Class PD........       215,745
    610,000   6.00%, 7/18/27, Series
                97-46, Class PL........       641,953
    564,606   8.50%, 8/1/27, Pool
                #253605................       615,198
    126,119   6.00%, 1/1/29, Pool
                #252211................       131,340
     47,171   4.20%, 3/1/29, Pool
                #303532*...............        48,378
    149,500   6.00%, 7/25/29, Series
                01-80, Class PE........       156,780
  1,061,054   7.07%, 2/25/30, Series
                01-53, Class TS, IF,
                IO*....................        27,648
    202,454   8.50%, 6/1/30, Pool
                #535442................       220,445
    143,800   8.50%, 1/25/31, Series
                00-52, IO..............        23,565
    600,000   6.00%, 7/25/31, Series
                01-33, Class ID, IO....       129,959
    336,628   7.00%, 7/25/31, Series
                01-30, Class PM........       369,980

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   819,000   7.00%, 8/25/31, Series
                01-36, Class DE........  $    888,312
    200,000   7.00%, 9/25/31, Series
                01-44, Class PD........       213,524
    400,000   6.00%, 11/25/31, Series
                02-74, Class VB........       424,401
    393,177   7.00%, 11/25/31, Series
                01-61, Class Z.........       426,765
    256,654   21.82%, 2/25/32, Series
                02-1, Class SA, IF*....       296,495
    879,706   6.82%, 3/15/32, Series
                2450, Class SW, IF,
                IO*....................        63,867
  3,964,751   1.60%, 3/25/32, Series
                02-12, Class SJ, IF,
                IO*....................        92,852
    250,000   6.50%, 4/25/32, Series
                02-59, Class VB........       264,608
    500,000   6.50%, 5/25/32, Series
                02-28, Class PK........       539,228
    418,754   7.00%, 8/1/32, Pool
                #649624................       443,221
    730,190   6.00%, 12/1/32, Pool
                #675555................       759,336
    176,733   13.15%, 12/25/32, Series
                02-84, Class S, IF*....       182,382
    400,795   13.15%, 1/25/33, Series
                02-95, Class SJ, IF*...       415,941
    291,109   6.00%, 3/1/33, Pool
                #674349................       302,730
     51,576   5.85%, 3/25/33, Series
                03-19, Class SD........        51,837
     63,415   5.85%, 3/25/33, Series
                03-19, Class S.........        63,742
    260,370   6.27%, 4/25/33, Series
                03-28, Class GS, IF*...       264,662
    100,000   5.75%, 6/25/33, Series
                03-47, Class PE........       102,531
     87,000   10.50%, 7/25/33, Series
                03-64, Class SX, IF*...        85,043
    694,809   6.50%, 12/25/42, Series
                03-W1, Class 1A1.......       748,874

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   458,912   7.50%, 12/25/42, Series
                03-W1, Class 2A........  $    512,404
                                         ------------
                                           31,913,744
                                         ------------
Freddie Mac (23.0%):
     19,584   4.50%, 3/15/07, Series
                1295, Class JB.........        19,703
    386,699   4.50%, 11/15/07, Series
                1404, Class FA.........       396,988
     19,939   7.81%, 2/15/08, Series
                1465, Class SA, IF,
                IO*....................         1,612
    232,261   0.00%, 8/15/08, Series
                1561, Class TA, PO.....       229,042
    499,945   0.00%, 8/15/08, Series
                1900, Class T, PO......       486,830
      9,891   6.00%, 9/15/08, Series
                1586, Class A..........         9,985
    141,724   6.50%, 9/15/08, Series
                1587, Class H..........       147,719
     62,492   0.00%, 10/15/08, Series
                1967, Class PC, PO.....        61,408
    125,325   7.47%, 10/15/08, Series
                1601, Class SB, IF*....       126,900
    113,112   8.50%, 12/15/08, Series
                1625, Class SD, IF*....       116,804
     11,666   12.43%, 12/15/08, Series
                1647, Class SB, IF*....        11,945
     90,289   6.40%, 2/15/09, Series
                1679, Class O..........        91,490
     63,330   11.48%, 2/15/09, Series
                1796, Class S, IF*.....        65,088
     52,543   6.00%, 2/15/10, Series
                2124, Class PB.........        52,607
     44,666   9.00%, 6/1/10, Gold Pool
                #G10777................        48,882
    361,595   7.50%, 9/1/10, Gold Pool
                #E62448................       385,977
    400,000   6.00%, 3/15/12, Series
                2115, Class PD.........       411,309
    452,219   6.50%, 10/15/12, Series
                2401, Class VE.........       465,396
    363,670   6.50%, 12/15/12, Series
                2419, Class VG.........       380,275
    300,000   6.30%, 1/15/13, Series
                2025, Class PE.........       320,024

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   300,000   6.50%, 5/15/13, Series
                2055, Class OE.........  $    321,667
    109,077   16.85%, 10/15/13, Series
                1607, Class SA, IF*....       120,474
    400,000   6.00%, 12/15/13, Series
                2102, Class TU.........       422,285
    750,000   6.00%, 1/15/14, Series
                2115, Class PE.........       795,404
    279,892   6.00%, 3/15/14, Series
                2594, Class VA.........       296,971
    120,272   6.50%, 3/15/14, Series
                2135, Class UK, IO.....         9,386
    103,312   7.00%, 5/15/14, Series
                2299, Class G..........       104,489
    500,000   6.00%, 7/15/14, Series
                2405, Class PC.........       515,287
    125,000   5.50%, 12/15/14, Series
                2374, Class PV.........       130,314
    100,000   5.50%, 5/15/15, Series
                2391, Class QE.........       104,401
  1,000,000   6.50%, 9/15/15, Series
                2353, Class PC.........     1,041,927
    138,183   8.50%, 11/1/15, Gold Pool
                #E81720................       152,364
     92,845   8.50%, 11/15/15, Series
                2496, Class LD.........        96,387
    500,000   5.50%, 2/15/16, Series
                2500, Class TD.........       525,370
  1,000,000   5.50%, 6/15/16, Series
                2498, Class UD.........     1,049,753
    900,000   6.50%, 8/15/16, Series
                2345, Class PQ.........       970,016
    500,000   6.00%, 12/15/16, Series
                2394, Class MC.........       533,667
    387,450   6.50%, 10/1/17, Gold Pool
                #E01254................       407,060
    300,000   6.50%, 12/15/17, Series
                2357, Class VX.........       318,692
    400,000   6.50%, 4/15/18, Series
                2461, Class VB.........       425,241
    571,926   6.00%, 1/15/19, Series
                2367, Class VD.........       591,353
    444,753   6.50%, 3/15/19, Series
                2134, Class PI, IO.....        46,770
     21,470   12.00%, 7/1/19, Pool
                #555238................        24,629

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 40

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   470,000   6.00%, 7/15/19, Series
                2435, Class VH.........  $    498,236
     75,929   9.50%, 7/15/19, Series
                11, Class D............        76,948
     85,230   10.00%, 1/1/20, Pool
                #546257................        98,031
     44,357   9.50%, 4/15/20, Series
                22, Class C............        44,690
    200,000   6.50%, 6/15/20, Series
                2362, Class PD.........       209,005
     16,697   10.00%, 6/15/20, Series
                47, Class F............        16,737
    131,019   10.00%, 9/1/20, Pool
                #555286................       150,069
    500,000   6.00%, 12/15/20, Series
                2392, Class PV.........       523,718
      8,566   9.50%, 1/15/21, Series
                99, Class Z............         8,579
     22,521   6.50%, 2/15/21, Series
                128, Class I...........        22,757
     12,292   9.00%, 4/15/21, Series
                1065, Class J..........        13,418
    600,000   8.50%, 6/15/21, Series
                1113, Class J..........       650,744
    279,336   0.00%, 2/15/22, Series
                1987, Class W, PO......       278,294
    106,246   7.00%, 5/15/22, Series
                1250, Class J..........       109,982
    177,040   8.00%, 6/15/22, Series
                1316, Class Z..........       186,023
    286,774   7.00%, 7/15/22, Series
                1324, Class Z..........       298,971
    219,657   7.50%, 8/15/22, Series
                1343, Class LB.........       230,830
    188,466   8.00%, 8/15/22, Series
                1343, Class LA.........       198,948
    500,000   5.50%, 10/15/22, Series
                2512, Class PG.........       523,075
    166,181   6.00%, 10/15/22, Series
                1395, Class G..........       169,870
    192,800   9.57%, 10/15/22, Series
                1394, Class ID, IF*....       208,538
     40,748   0.00%, 11/15/22, Series
                2002, Class A, PO......        40,710
    500,000   5.50%, 12/15/22, Series
                2535, Class BK.........       531,239
     37,908   1.87%, 1/15/23, Series
                1603, Class IF*........        37,976

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   818,014   7.00%, 3/25/23, Series 8,
                Class ZA...............  $    906,825
    650,000   5.00%, 5/15/23, Series
                1798, Class F..........       664,600
    121,370   7.00%, 5/15/23, Series
                1505, Class Q..........       126,289
    250,000   7.88%, 5/15/23, Series
                1518, Class G, IF*.....       258,733
    118,278   2.66%, 7/15/23, Series
                1541, Class O*.........       120,436
    449,346   6.25%, 9/15/23, Series
                1589, Class Z..........       453,424
     96,991   11.04%, 10/15/23, Series
                1689, Class SD, IF*....       103,674
    701,602   24.13%, 10/15/23, Series
                1859, Class SB, IF,
                IO*....................        16,260
     64,625   0.00%, 11/15/23, Series
                2022, Class A, PO......        64,550
    135,719   6.00%, 11/15/23, Series
                1685, Class Z..........       138,082
     51,741   14.76%, 11/15/23, Series
                1609, Class LG, IF*....        63,273
    178,924   6.50%, 12/15/23, Series
                2283, Class K..........       194,908
    288,381   6.50%, 1/15/24, Series
                2345, Class PV.........       302,009
    104,799   0.00%, 2/15/24, Series
                1700, Class GA, PO.....        98,866
    277,260   0.00%, 2/15/24, Series
                1865, Class D, PO......       274,350
    164,391   10.00%, 2/15/24, Series
                1671, Class QC, IF*....       168,672
    105,458   2.86%, 3/15/24, Series
                1689, Class FC*........       105,524
    290,833   21.52%, 3/15/24, Series
                2033, Class SN, IF*,
                IO.....................        40,324
    154,118   0.00%, 5/15/24, Series
                2306, Class K, PO......       145,144
  2,100,000   6.50%, 5/15/24, Series
                1732, Class K..........     2,261,912

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   369,883   7.04%, 5/15/24, Series
                2306, Class SE, IF,
                IO*....................  $     33,814
    175,976   6.50%, 10/15/26, Series
                2330, Class PI, IO.....           996
    425,349   6.00%, 5/15/27, Series
                1981, Class Z..........       438,111
    275,000   6.50%, 7/15/27, Series
                2137, Class TG.........       280,638
    670,733   7.50%, 9/15/27, Series
                1987, Class PE.........       706,154
    500,000   6.00%, 11/15/27, Series
                2132, Class PD.........       513,410
    250,000   6.00%, 2/15/28, Series
                2143, Class CD.........       257,805
    272,738   7.00%, 3/15/28, Series
                2038, Class PN, IO.....        26,210
    500,000   7.50%, 5/15/28, Series
                2054, Class PV.........       536,738
    500,000   7.00%, 6/15/28, Series
                2064, Class TE.........       541,151
    150,000   24.83%, 3/15/29, Series
                2132, Class SB, IF*....       191,658
    829,000   7.00%, 7/15/29, Series
                2172, Class QC.........       899,594
    471,980   8.00%, 9/15/29, Series
                2182, Class ZB.........       531,877
    212,336   6.00%, 11/25/29, Series
                2460, Class VZ.........       222,505
     17,611   6.31%, 12/20/29, Series
                2204, Class GB*........        17,803
    400,000   6.00%, 5/15/30, Series
                2565, Class MB.........       425,471
    454,812   7.50%, 8/15/30, Series
                2247, Class Z..........       474,930
    183,096   7.50%, 10/15/30, Series
                2261, Class ZY.........       196,274
    568,151   6.50%, 4/15/31, Series
                2317, Class VG.........       593,698
    142,946   7.00%, 6/15/31, Series
                2325, Class PM.........       156,944
    115,977   8.50%, 6/15/31, Series
                2359, Class ZB.........       132,364
    250,000   6.50%, 8/15/31, Series
                2345, Class NE.........       263,977
    225,239   6.50%, 8/15/31, Series
                2344, Class ZJ.........       238,412
    619,407   6.50%, 8/15/31, Series
                2344, Class ZD.........       659,518

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   200,000   6.50%, 8/15/31, Series
                2454, Class BG.........  $    211,672
    250,000   6.38%, 2/15/32, Series
                2410, Class OE.........       269,565
  1,002,016   7.47%, 2/15/32, Series
                2410, Class QX, IF,
                IO*....................        80,458
    100,000   13.74%, 2/15/32, Series
                2412, Class SP, IF*....       116,016
    250,000   16.43%, 2/15/32, Series
                2410, Class QS, IF*....       303,584
  1,319,559   6.77%, 3/15/32, Series
                2444, Class ES, IF,
                IO*....................       116,049
  1,000,000   7.00%, 3/15/32, Series
                2423, Class MT.........     1,070,983
    500,000   7.00%, 3/15/32, Series
                2423, Class MC.........       537,402
    227,841   6.50%, 4/15/32, Series
                2435, Class CJ.........       246,261
    500,000   7.00%, 4/15/32, Series
                2436, Class MC.........       541,797
    300,000   6.50%, 5/15/32, Series
                2455, Class GK.........       324,507
    282,850   6.50%, 6/15/32, Series
                2462, Class JG.........       304,025
    159,184   6.50%, 7/15/32, Series
                2484, Class LZ.........       173,505
    153,914   7.50%, 7/25/32, Series
                T-41, Class 3A.........       171,758
    790,000   6.00%, 9/15/32, Series
                2500, Class MC.........       840,938
    300,000   6.00%, 12/15/32, Series
                2543, Class YX.........       319,254
    500,000   6.00%, 12/15/32, Series
                2544, Class HC.........       533,379
  1,539,500   5.82%, 2/15/33, Series
                2599, Class DS, IF*,
                IO.....................       196,048
    500,000   6.00%, 2/15/33, Series
                2575, Class ME.........       532,249
  1,000,000   6.37%, 2/15/33, Series
                2597, Class DS, IF*,
                IO.....................       144,640
  1,500,000   5.92%, 3/15/33, Series
                2610, Class DS, IF*,
                IO.....................       202,061

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 42

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 1,132,406   6.50%, 3/15/33, Series
                2586, Class WI, IO.....  $    105,022
     75,000   10.53%, 6/15/33, Series
                2631, Class BS, IF*....        70,031
    938,972   6.50%, 2/25/43, Series
                T-54, Class 2A.........     1,009,981
    464,476   7.00%, 2/25/43, Series
                T-54 Class 3A..........       504,683
                                         ------------
                                           41,735,054
                                         ------------
Government National Mortgage Assoc. (7.0%):
    120,000   7.00%, 8/16/13, Series
                96-22, Class VB........       123,975
    346,073   8.00%, 1/15/16, Pool
                #781570................       374,043
    300,000   6.50%, 7/20/19, Series
                02-36, Class VB........       321,418
     28,219   8.00%, 9/15/22, Pool
                #297628................        30,782
    250,000   7.49%, 7/16/24, Series
                94-3, Class PQ.........       279,149
    500,000   6.50%, 10/16/24, Series
                94-7, Class PQ.........       543,278
     32,387   8.50%, 5/20/25, Pool
                #2006..................        35,027
    491,000   7.50%, 9/17/25, Series
                98-26, Class K.........       538,159
    598,334   7.50%, 8/16/26, Series
                96-16, Class E.........       637,155
     88,774   8.00%, 11/20/26, Pool
                #2324..................        95,376
    141,028   8.00%, 1/20/27, Pool
                #2362..................       150,974
    500,000   7.50%, 5/16/27, Series
                97-8, Class PN.........       535,971
     31,967   8.00%, 5/15/28, Pool
                #460372................        34,527
     35,425   8.00%, 7/15/28, Pool
                #468066................        38,261
     68,528   7.50%, 9/15/28, Pool
                #486537................        72,907
    146,914   6.50%, 10/15/28, Pool
                #486631................       154,541
    640,531   5.50%, 11/20/28, Series
                02-88, Class LI, IO....        50,414
    390,912   6.50%, 4/20/29, Series
                99-10, Class ZC........       430,389

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$   665,357   8.00%, 11/16/29, Series
                99-41, Class Z.........  $    725,265
    500,000   7.50%, 12/20/29, Series
                99-44, Class PC........       530,480
    693,223   8.00%, 12/20/29, Series
                99-44, Class ZG........       748,419
  1,065,785   6.83%, 1/19/30, Series
                01-4, Class SJ, IF,
                IO*....................        94,531
    153,000   7.00%, 2/16/30, Series
                00-14, Class PD........       166,776
    265,244   8.50%, 2/16/30, Series
                00-9, Class ZJ.........       305,049
    382,517   7.50%, 2/20/30, Series
                00-6, Class Z..........       409,534
    334,578   9.00%, 3/16/30, Series
                00-21, Class Z.........       404,421
    271,077   7.39%, 4/20/30, Series
                03-2, Class SF, IF*....       276,476
    371,007   7.75%, 9/20/30, Series
                00-26, Class Z.........       401,652
     27,267   9.00%, 10/15/30, Pool
                #479674................        29,746
    800,000   7.50%, 11/16/30, Series
                00-36, Class PB........       899,721
     80,557   9.00%, 11/16/30, Series
                00-36, Class IK, IO....        12,252
    282,358   9.00%, 12/15/30, Pool
                #528534................       308,024
    358,000   8.00%, 12/20/30, Series
                00-37, Class B.........       395,969
  1,652,440   6.87%, 8/16/31, Series
                01-36, Class S, IF,
                IO*....................       138,013
    200,000   6.50%, 12/20/31, Series
                01-64, Class MQ........       215,869
    695,173   5.50%, 1/20/32, Series
                03-4, Class NI, IO.....        90,560
  1,250,000   6.50%, 6/20/32, Series
                02-45, Class QE........     1,354,106
    300,000   6.50%, 8/20/32, Series
                02-54, Class GB........       322,290
    174,448   0.00%, 3/16/33, Series
                03-24, Class PO, PO....       163,399

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$   150,000   7.00%, 6/15/33, Pool
                #781614................  $    158,484
                                         ------------
                                           12,597,382
                                         ------------
  Total U.S. Government Agency
  Mortgages                                86,246,180
                                         ------------
U.S. GOVERNMENT AGENCY SECURITIES (0.2%):
Fannie Mae (0.2%):
    255,000   6.25%, 2/1/11............       294,525
                                         ------------
  Total U.S. Government Agency
  Securities                                  294,525
                                         ------------
U.S. TREASURY OBLIGATIONS (23.3%):
U.S. Treasury Bonds (13.5%):
  3,845,000   12.75%, 11/15/10.........     4,845,603
  5,290,000   10.38%, 11/15/12.........     7,048,305
  3,450,000   12.00%, 8/15/13..........     5,014,764
    300,000   13.25%, 5/15/14..........       469,688
  1,350,000   11.75%, 11/15/14.........     2,041,138
    550,000   9.88%, 11/15/15..........       874,200
  2,400,000   8.75%, 5/15/17...........     3,593,158
    550,000   7.88%, 2/15/21...........       785,383
                                         ------------
                                           24,672,239
                                         ------------
U.S. Treasury Inflation Protected Bonds (1.3%):
  1,276,473   3.38%, 1/15/07...........     1,402,126
    100,000   3.88%, 1/15/09...........       128,394
    556,836   3.63%, 4/15/28...........       762,050
                                         ------------
                                            2,292,570
                                         ------------
U.S. Treasury STRIPS (8.5%):
  1,000,000   11/15/09.................       818,391
    900,000   11/15/14.................       564,755
  1,900,000   11/15/15.................     1,130,606
  1,350,000   11/15/15.................       797,508
    500,000   2/15/11..................       387,564
  2,500,000   2/15/13..................     1,737,050
  1,000,000   2/15/14..................       654,542
  4,300,000   2/15/16..................     2,494,774
  2,500,000   2/15/17..................     1,367,180
    600,000   2/15/19..................       289,051
    500,000   5/15/10..................       402,266

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
$ 1,350,000   5/15/11..................  $  1,033,706
    100,000   5/15/12..................        72,422
  1,600,000   5/15/14..................     1,032,462
  1,430,000   5/15/15..................       870,993
    800,000   5/15/18..................       404,408
  1,800,000   8/15/14..................     1,143,630
    200,000   8/15/16..................       112,834
                                         ------------
                                           15,314,142
                                         ------------
  Total U.S. Treasury Obligations          42,278,951
                                         ------------
MUNICIPAL BONDS (0.2%):
Illinois (0.2%):
    300,000   GO, 5.10%, 6/1/33........       295,011
                                         ------------
  Total Municipal Bonds                       295,011
                                         ------------
INVESTMENT COMPANIES (2.2%):
  3,919,171   One Group Prime Money
                Market Fund, Class I
                (c)....................     3,919,171
                                         ------------
  Total Investment Companies                3,919,171
                                         ------------
REPURCHASE AGREEMENT (0.1%):
$   125,000   State Street Bank and
                Trust, 0.65%, 7/1/03
                (Proceeds at maturity
                $125,002,
                collateralized by
                various U.S. Government
                Securities)............       125,000
                                         ------------
  Total Repurchase Agreement                  125,000
                                         ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (9.0%):
 16,234,046   Pool of various
                securities for One
                Group Bond
                Funds -- footnote 2
                (Securities Lending)...    16,234,046
                                         ------------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending      16,234,046
                                         ------------
Total (Cost $185,234,377) (a)            $195,778,926
                                         ============

------------
Percentages indicated are based on net assets of $180,759,263.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $11,999,299
                   Unrealized depreciation......................   (1,454,750)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $10,544,549
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 44

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

(c) Investment in affiliate.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2003.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES (59.2%):
Fannie Mae (22.4%):
$    46,308   7.00%, 9/1/03, Pool
                #359952................  $     46,786
      3,202   20.92%, 5/25/08, Series
                93-63, Class SB, IF*...         3,224
    352,101   8.30%, 10/25/08, Series
                93-197, Class SC*......       364,692
    495,797   12.99%, 12/25/08, Series
                93-221, Class SG,
                IF*....................       570,247
  1,424,889   6.25%, 1/25/09, Series
                94-12, Class C.........     1,501,390
    215,890   17.73%, 2/25/09, Series
                94-13, Class SM, IF*...       237,526
     40,753   7.50%, 8/1/09, Pool
                #279759................        43,643
    837,081   6.13%, 5/25/11, Series
                01-12, Class VA........       857,150
     19,793   6.50%, 11/1/11, Pool
                #356206................        20,945
    555,590   8.00%, 11/1/12, Pool
                #535710................       597,400
    500,000   6.00%, 1/17/13, Series
                98-37, Class VB........       521,620
    466,007   7.50%, 2/1/13, Pool
                #42433.................       497,004
    619,756   6.00%, 4/1/13, Pool
                #425482................       648,529
    380,538   6.50%, 5/1/13, Pool
                #42433.................       401,884
    866,867   6.50%, 6/25/14, Series
                98-59, Class VB........       873,810
    316,098   6.00%, 8/1/14, Pool
                #598032................       331,196
    318,319   6.50%, 9/1/14, Pool
                #E78451................       334,704
  2,000,000   6.00%, 9/25/14, Series
                01-71, Class QC........     2,042,115
  2,000,000   6.00%, 10/25/14, Series
                02-12, Class PD........     2,061,252
  3,320,445   5.50%, 11/1/16, Pool
                #618192................     3,450,766
    640,000   6.00%, 2/25/17, Series
                02-2, Class UC.........       688,374
  2,000,000   5.50%, 4/25/17, Series
                02-18, Class PC........     2,140,284
    109,513   9.50%, 6/25/18, Series
                88-16, Class B.........       122,638

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   750,000   7.00%, 3/25/21, Series
                01-4, Class PC.........  $    830,930
    307,262   6.00%, 5/25/22, Series
                93-204, Class A........       307,265
    294,005   8.00%, 7/25/22, Series
                G92-44, Class ZQ.......       324,292
    144,757   6.00%, 12/25/22, Series
                G92-66, Class KA.......       150,771
    604,490   0.00%, 5/25/23, Series
                93-146, Class E, PO....       564,386
    500,000   6.50%, 8/25/23, Series
                94-28, Class K.........       526,182
     88,297   0.00%, 9/25/23, Series
                93-205, Class H, PO....        82,679
    245,000   7.00%, 9/25/23, Series
                93-155, Class PJ.......       273,218
    158,236   0.00%, 10/25/23, Series
                93-241, Class PG, PO...       157,983
  1,480,959   6.50%, 12/25/23, Series
                93-223, Class PZ.......     1,643,641
  1,358,516   7.00%, 12/25/23, Series
                93-250, Class Z........     1,468,209
    150,000   5.00%, 2/25/24, Series
                94-76, Class H.........       155,444
  1,400,000   6.50%, 3/25/24, Series
                94-37, Class L.........     1,524,645
  6,388,638   6.00%, 4/25/24, Series
                94-72, Class K.........     6,834,828
     80,949   6.50%, 9/1/25, Pool
                #250375................        84,754
    204,417   6.50%, 5/1/26, Pool
                #338417................       213,920
    949,971   0.00%, 11/25/26, Series
                97-47, Class PA, PO....       941,132
    273,592   6.50%, 8/18/28, Series
                98-46, Class GZ........       297,914
  3,748,174   6.00%, 9/1/28, Pool
                #405220................     3,903,353
  1,250,000   6.25%, 2/25/29, Series
                94-W4, Class A9........     1,340,209
     60,956   0.00%, 6/25/29, Series
                01-11, Class AP, PO....        60,799
    193,594   7.50%, 3/1/30, Pool
                #524949................       205,748

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 46

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   247,566   7.50%, 8/1/30, Pool
                #5478301...............  $    263,108
  3,000,000   6.00%, 7/25/31, Series
                01-33, Class ID, IO....       649,796
  4,494,171   5.50%, 5/1/33, Pool
                #702435................     4,654,451
  2,779,236   6.50%, 12/25/42, Series
                03-W1, Class 1A1.......     2,995,497
                                         ------------
                                           48,812,333
                                         ------------
Freddie Mac (29.6%):
  3,000,000   4.00%, 8/15/07, Series
                2485, Class CB.........     3,061,664
    696,784   0.00%, 8/15/08, Series
                1561, Class TA, PO.....       687,125
    316,991   11.82%, 11/15/08, Series
                1604, Class MB, IF*....       334,864
    282,780   12.13%, 12/15/08, Series
                1625, Class SC, IF*....       295,421
     23,510   8.50%, 12/1/09, Pool
                #E20150................        25,865
    236,889   9.00%, 12/1/09, Pool
                #256360................       252,733
    759,349   7.50%, 9/1/10, Gold Pool
                #E62448................       810,552
    212,374   7.00%, 2/1/11, Pool
                #E63959................       225,893
    821,748   6.00%, 6/15/11, Series
                2366, Class VG.........       862,876
  2,100,000   6.00%, 8/15/13, Series
                2170, Class PE.........     2,177,877
    494,662   5.00%, 12/1/13, Gold Pool
                #E73637................       512,815
    502,312   5.50%, 3/1/14, Gold Pool
                #E75738................       523,735
    659,542   5.00%, 4/1/14, Gold Pool
                #E00667................       683,746
    165,187   6.00%, 4/1/14, Gold Pool
                #E76438................       172,238
    416,000   6.50%, 5/15/14, Series
                2288, Class VB.........       434,734
    315,203   6.50%, 6/1/14, Gold Pool
                #E00678................       331,361
  1,250,000   6.50%, 8/15/16, Series
                2345, Class PQ.........     1,347,245
    488,878   6.00%, 2/15/17, Series
                2108, Class VB.........       497,299

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   883,000   5.00%, 11/15/17, Pool
                #2527..................  $    917,784
  2,263,228   6.66%, 12/15/17, Series
                2545, Class S*.........     2,298,396
  3,230,000   5.00%, 2/15/18, Series
                2578, Class P6.........     3,357,285
    878,629   8.00%, 8/15/22, Series
                1343, Class LA.........       927,497
  1,167,000   6.50%, 11/15/22, Series
                1552, Class HB.........     1,191,511
  1,000,000   6.50%, 9/15/23, Series
                1577, Class PV.........     1,018,054
  1,829,000   6.50%, 9/15/23, Series
                1584, Class L..........     1,953,938
    333,000   6.50%, 11/15/23, Series
                1621, Class K..........       337,437
    546,700   6.00%, 12/15/23, Series
                1629, Class OB.........       553,081
    714,563   6.50%, 12/15/23, Series
                1633, Class Z..........       768,995
    349,545   6.10%, 3/15/24, Series
                1710, Class Z..........       351,611
    544,211   6.50%, 3/15/24, Series
                1692, Class ZA.........       545,291
    201,000   6.50%, 3/15/24, Series
                1694, Class PK.........       219,140
    292,111   8.50%, 4/15/24, Series
                1761, Class J..........       295,121
     86,580   6.50%, 2/15/25, Series
                1921, Class D..........        86,597
    274,259   6.50%, 11/1/25, Pool
                #D65545................       286,554
    523,010   6.00%, 4/1/26, Pool
                #D70244................       544,325
    345,000   6.50%, 10/17/26, Series
                1985, Class PL.........       367,370
    719,045   4.23%, 1/1/27, Pool
                #611141*...............       743,837
  1,817,000   6.00%, 2/15/27, Series
                2091, Class PF.........     1,859,776
  2,285,000   6.25%, 4/15/27, Series
                2018, Class PE.........     2,359,609
    875,000   7.00%, 10/15/27, Series
                1999, Class PU.........       946,622
  1,000,000   6.00%, 11/15/27, Series
                2132, Class PD.........     1,026,821
    993,852   6.50%, 1/15/28, Series
                2137, Class TM.........     1,014,336

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   650,000   4.50%, 2/15/28, Series
                2631, Class TE.........  $    658,023
  1,500,000   5.75%, 2/15/28, Series
                2110, Class D..........     1,523,837
    120,000   6.00%, 2/15/28, Series
                2126, Class TD.........       123,088
  2,500,000   7.00%, 2/15/28, Series
                2031, Class PG.........     2,665,714
  1,500,000   6.95%, 3/15/28, Series
                2035, Class PC.........     1,618,127
     76,444   8.50%, 7/1/28, Gold Pool
                #G00981................        82,872
  1,000,000   6.50%, 10/25/28, Series
                98-64, Class TM........     1,064,921
    750,000   6.00%, 11/15/28, Series
                2095, Class PE.........       794,150
  1,328,364   6.50%, 2/1/29, Gold Pool
                #C22459................     1,384,561
    967,812   6.50%, 6/1/29, Gold Pool
                #C00785................     1,008,458
    515,000   7.00%, 8/15/29, Series
                2178, Class PB.........       567,916
    265,119   4.09%, 4/1/30, Pool
                #846812*...............       273,772
    262,776   7.35%, 10/15/30, Series
                2259, Class ZC.........       286,202
  1,000,000   6.50%, 10/15/31, Series
                2367, Class ME.........     1,067,001
    397,580   0.00%, 12/15/31, Series
                2390, Class DO, PO.....       372,545
    650,792   6.00%, 2/1/32, Gold Pool
                #C01292................       674,979
  3,344,120   6.50%, 4/1/32, Pool
                #C66034................     3,481,096
  5,000,000   6.00%, 12/15/32, Series
                2543, Class YX.........     5,320,893
  2,816,915   6.50%, 2/25/43, Series
                T-54, Class 2A.........     3,029,944
  1,483,245   0.00%, 5/25/43, Series
                T-56, Class APO, PO....     1,220,664
                                         ------------
                                           64,427,794
                                         ------------
Government National Mortgage Assoc. (7.2%):
     82,468   7.50%, 5/15/23, Pool
                #326977................        88,312
     41,621   7.50%, 6/15/23, Pool
                #359588................        44,571
     64,942   9.00%, 11/15/24, Pool
                #780029................        72,503

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    44,755   7.50%, 9/15/25, Pool
                #336427................  $     47,816
    300,000   6.50%, 9/16/25, Series
                96-6, Class PK.........       319,925
     28,163   7.00%, 12/15/25, Pool
                #405535................        29,899
    771,691   8.00%, 11/20/26, Pool
                #2324..................       829,079
     51,400   7.50%, 12/20/26, Pool
                #2341..................        54,560
    403,008   6.50%, 6/20/27, Series
                97-19, Class PJ........       416,402
     54,562   5.75%, 7/20/27, Pool
                #80094*................        55,688
    263,566   8.00%, 10/15/27, Pool
                #451507................       284,785
     64,757   8.00%, 10/15/27, Pool
                #412336................        69,970
    117,058   7.00%, 11/15/27, Pool
                #412369................       123,953
    105,415   6.50%, 3/15/28, Pool
                #467705................       110,888
     81,111   7.00%, 4/15/28, Pool
                #472543................        85,822
    137,759   7.00%, 6/15/28, Pool
                #472679................       145,760
     73,969   6.50%, 9/15/28, Pool
                #467225................        77,810
  2,000,000   7.50%, 9/16/28, Series
                99-33B, Class PQ.......     2,082,854
  1,000,000   6.50%, 9/20/28, Series
                98-22, Class PD........     1,064,805
    500,000   6.00%, 5/20/29, Series
                99-17, Class L.........       523,066
  3,500,000   6.50%, 6/16/30, Series
                01-6, Class PM.........     3,663,603
    164,615   7.75%, 7/15/30, Pool
                #518078................       176,998
  2,500,000   6.50%, 3/16/31, Series
                01-10, Class PE........     2,704,874
  1,000,000   6.50%, 12/20/31, Series
                01-64, Class PB........     1,080,000
  1,348,151   6.50%, 4/1/32, Pool
                #545639................     1,424,849
                                         ------------
                                           15,578,792
                                         ------------
  Total U.S. Government Agency
  Mortgages                               128,818,919
                                         ------------
U.S. GOVERNMENT AGENCY SECURITIES (13.0%):
Fannie Mae (3.2%):
  5,000,000   0.00%, 7/15/16...........     2,659,791

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 48

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Fannie Mae, continued:
$ 3,000,000   0.00%, 10/9/19...........  $  1,295,577
  6,000,000   0.00%, 9/23/20...........     2,422,068
    630,000   0.00%, 3/23/28...........       162,973
  1,860,538   6.50%, 8/25/29...........       375,496
                                         ------------
                                            6,915,905
                                         ------------
Federal Farm Credit Bank (0.8%):
  1,500,000   6.75%, 7/7/09............     1,818,183
                                         ------------
Federal Home Loan Bank (4.3%):
  3,000,000   5.25%, 8/15/06...........     3,307,197
  1,000,000   5.90%, 3/26/09...........     1,162,246
  4,500,000   5.75%, 8/15/11...........     5,137,164
                                         ------------
                                            9,606,607
                                         ------------
Financial Corporation STRIPS (1.7%):
  8,000,000   12/6/18..................     3,700,616
                                         ------------
Resolution Funding Corporation STRIPS (1.9%):
  1,000,000   10/15/17.................       508,851
  2,000,000   11/2/18..................       931,292
  2,000,000   1/15/20..................       877,690
  4,000,000   7/15/20..................     1,706,272
                                         ------------
                                            4,024,105
                                         ------------
Tennessee Valley Authority (1.1%):
  2,000,000   6.00%, 3/15/13...........     2,341,664
                                         ------------
  Total U.S. Government Agency
  Securities                               28,407,080
                                         ------------
U.S. TREASURY OBLIGATIONS (24.8%):
U.S. Treasury Bonds (6.1%):
    200,000   6.00%, 8/15/09...........       235,977
  2,800,000   10.38%, 11/15/12.........     3,730,671
  2,700,000   7.25%, 5/15/16...........     3,591,635
  2,000,000   9.13%, 5/15/18...........     3,102,266
  1,250,000   8.13%, 8/15/19...........     1,808,253
    650,000   6.13%, 11/15/27..........       791,426
                                         ------------
                                           13,260,228
                                         ------------

  SHARES
    OR
 PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds (3.2%):
$ 5,690,100   3.63%, 1/15/08...........  $  6,385,362
    500,000   3.50%, 1/15/11...........       599,886
                                         ------------
                                            6,985,248
                                         ------------
U.S. Treasury Notes (7.5%):
  1,000,000   6.88%, 5/15/06...........     1,146,290
  3,500,000   3.50%, 11/15/06..........     3,690,453
  7,000,000   6.13%, 8/15/07...........     8,099,497
    500,000   10.38%, 11/15/09.........       561,895
  2,500,000   5.00%, 8/15/11...........     2,805,080
                                         ------------
                                           16,303,215
                                         ------------
U.S. Treasury STRIPS (8.0%):
    975,000   10/15/08.................       843,877
  4,000,000   11/15/09.................     3,273,564
  2,000,000   11/15/14.................     1,255,010
  3,400,000   11/15/15.................     2,008,540
  3,000,000   5/15/15..................     1,827,258
 15,000,000   5/15/20..................     6,715,740
  2,500,000   8/15/14..................     1,588,375
                                         ------------
                                           17,512,364
                                         ------------
  Total U.S. Treasury Obligations          54,061,055
                                         ------------
INVESTMENT COMPANIES (2.7%):
  5,850,108   One Group Government
                Money Market Fund,
                Class I (b)............     5,850,108
                                         ------------
  Total Investment Companies                5,850,108
                                         ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (1.7%):
$ 3,781,221   Pool of various
                securities for One
                Group Bond
                Funds -- footnote 2
                (Securities Lending)...     3,781,221
                                         ------------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending       3,781,221
                                         ------------
Total (Cost $206,196,065) (a)            $220,918,383
                                         ============

------------
Percentages indicated are based on net assets of $217,883,852.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $15,620,030
                   Unrealized depreciation......................     (897,712)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $14,722,318
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

GO  General Obligation

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2003.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 50

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(UNAUDITED)

                                MID CAP         MID CAP      DIVERSIFIED     LARGE CAP      DIVERSIFIED
                                 GROWTH          VALUE         MID CAP         GROWTH          EQUITY
                               PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                              ------------    -----------    -----------    ------------    ------------
ASSETS:
Investments, at cost........  $167,592,855    $92,892,607    $49,366,118    $219,382,823    $159,172,728
Unrealized appreciation
  (depreciation) from
  investments...............    17,044,542      4,991,380      5,718,481     (22,112,690)    (13,586,918)
                              ------------    -----------    -----------    ------------    ------------
Investments, at value.......   184,637,397     97,883,987     55,084,599     197,270,133     145,585,810
Cash........................            --            417            524              98          91,550
Interest and dividends
  receivable................        46,761         78,245         33,280         182,002         137,232
Receivable for capital
  shares issued.............           167         32,479         11,165              --          35,641
Receivable from brokers for
  investments sold..........       853,521             --        420,457       5,813,916              --
                              ------------    -----------    -----------    ------------    ------------
Total Assets................   185,537,846     97,995,128     55,550,025     203,266,149     145,850,233
                              ------------    -----------    -----------    ------------    ------------
LIABILITIES:
Cash overdraft..............       497,067             --             --              --              --
Payable to brokers for
  investments purchased.....     1,775,501             --        329,612       7,292,404              --
Payable for return of
  collateral received for
  securities on loan........    11,483,627      6,325,873      4,767,656       9,143,387       5,807,533
Accrued expenses and other
  payables:
  Investment advisory
    fees....................        91,538         56,111         30,904         100,499          85,764
  Administration fees.......        21,082         11,306          6,233          23,381          17,314
  Other.....................        21,018         18,535         13,220          30,578          21,295
                              ------------    -----------    -----------    ------------    ------------
Total Liabilities...........    13,889,833      6,411,825      5,147,625      16,590,249       5,931,906
                              ------------    -----------    -----------    ------------    ------------
NET ASSETS:
Capital.....................   210,763,245     91,150,004     54,575,665     337,369,051     170,509,932
Undistributed (distributions
  in excess of) net
  investment income.........      (170,946)       260,285         62,578         261,142         512,831
Accumulated undistributed
  net realized gains
  (losses) from investments
  and futures...............   (55,988,828)    (4,818,366)    (9,954,324)   (128,841,603)    (17,517,518)
Net unrealized appreciation
  (depreciation) from
  investments and futures...    17,044,542      4,991,380      5,718,481     (22,112,690)    (13,586,918)
                              ------------    -----------    -----------    ------------    ------------
NET ASSETS:.................  $171,648,013    $91,583,303    $50,402,400    $186,675,900    $139,918,327
                              ============    ===========    ===========    ============    ============
OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES):.................    12,511,778      8,074,566      3,801,138      16,791,113      11,135,973
                              ============    ===========    ===========    ============    ============
Net Asset Value.............  $      13.72    $     11.34    $     13.26    $      11.12    $      12.56
                              ============    ===========    ===========    ============    ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(UNAUDITED)

                                               EQUITY                                        GOVERNMENT
                                               INDEX          BALANCED          BOND            BOND
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            ------------    ------------    ------------    ------------
ASSETS:
Investments, at cost......................  $141,739,062    $186,623,158    $185,234,377    $206,196,065
Unrealized appreciation (depreciation)
  from investments........................   (27,151,083)     (6,647,387)     10,544,549      14,722,318
                                            ------------    ------------    ------------    ------------
Investments, at value.....................   114,587,979     179,975,771     195,778,926     220,918,383
Cash......................................           854              --             110              --
Interest and dividends receivable.........       144,555         729,990       1,474,138       1,375,063
Receivable for capital shares issued......         8,440          58,681          47,933          64,557
Receivable from brokers for investments
  sold....................................            --             975           1,855          41,293
                                            ------------    ------------    ------------    ------------
Total Assets..............................   114,741,828     180,765,417     197,302,962     222,399,296
                                            ------------    ------------    ------------    ------------
LIABILITIES:
Cash overdraft............................            --         947,288              --         600,186
Payable to brokers for investments
  purchased...............................       489,484              --         180,840              --
Payable for return of collateral received
  for securities on loan..................     7,288,564      14,632,528      16,234,046       3,781,221
Accrued expenses and other payables:
  Investment advisory fees................        26,374          95,716          83,495          81,108
  Administration fees.....................        12,308          20,377          22,063          26,855
  Other...................................        22,747          27,843          23,255          26,074
                                            ------------    ------------    ------------    ------------
Total Liabilities.........................     7,839,477      15,723,752      16,543,699       4,515,444
                                            ------------    ------------    ------------    ------------
NET ASSETS:
Capital...................................   139,866,626     180,268,680     164,972,319     197,926,486
Undistributed (distributions in excess of)
  net investment income...................       610,550       1,952,618       5,202,010       5,249,792
Accumulated undistributed net realized
  gains (losses) from investments and
  futures.................................    (6,468,262)    (10,532,246)         40,385         (14,744)
Net unrealized appreciation (depreciation)
  from investments and futures............   (27,106,563)     (6,647,387)     10,544,549      14,722,318
                                            ------------    ------------    ------------    ------------
NET ASSETS:...............................  $106,902,351    $165,041,665    $180,759,263    $217,883,852
                                            ============    ============    ============    ============
OUTSTANDING UNITS OF BENEFICIAL
  INTEREST (SHARES):......................    12,628,905      12,281,984      15,683,661      18,599,760
                                            ============    ============    ============    ============
Net Asset Value...........................  $       8.46    $      13.44    $      11.53    $      11.71
                                            ============    ============    ============    ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 52

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(UNAUDITED)

                                      MID CAP        MID CAP      DIVERSIFIED     LARGE CAP     DIVERSIFIED
                                      GROWTH          VALUE         MID CAP        GROWTH         EQUITY
                                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
Interest income...................  $       812    $     4,971    $     1,642    $        --    $       496
Dividend income...................      415,856        615,463        261,943        956,036      1,052,639
Dividend income from affiliates...       17,323         10,739          6,977         16,765         18,108
Income from securities lending....       16,729          4,579          2,754          7,367          4,111
                                    -----------    -----------    -----------    -----------    -----------
Total Income......................      450,720        635,752        273,316        980,168      1,075,354
                                    -----------    -----------    -----------    -----------    -----------
EXPENSES:
Investment advisory fees..........      483,284        293,807        164,980        555,887        453,528
Administration fees...............      110,914         59,227         33,258        127,582         91,425
Legal and audit fees..............        4,770          4,402          3,671          7,150          5,334
Custodian fees....................       14,116         13,366          4,786         10,397          7,118
Insurance fees....................        2,879          1,445            841          3,632          2,284
Printing and mailing costs........        4,303          2,888          1,640          6,457          4,424
Transfer agent fees...............        3,970          3,857          3,772          3,740          3,762
Trustees' fees and expenses.......        1,159            867            500          2,042          1,301
Other fees........................          326             82             51            182            137
                                    -----------    -----------    -----------    -----------    -----------
Total expenses before waivers.....      625,721        379,941        213,499        717,069        569,313
Less waivers from Investment
  Advisor and affiliates..........       (9,434)        (5,886)        (3,731)        (9,204)        (9,635)
                                    -----------    -----------    -----------    -----------    -----------
Net Expenses......................      616,287        374,055        209,768        707,865        559,678
                                    -----------    -----------    -----------    -----------    -----------
Net Investment Income (Loss)......     (165,567)       261,697         63,548        272,303        515,676
                                    -----------    -----------    -----------    -----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS AND FUTURES:
Net realized gains (losses) from
  investment transactions.........   (9,174,094)    (2,123,833)    (5,528,581)    (9,197,509)    (4,170,173)
Net change in unrealized
  appreciation (depreciation) from
  investment transactions.........   26,354,127      9,633,816     10,646,267     30,748,710     17,970,982
                                    -----------    -----------    -----------    -----------    -----------
Net realized/unrealized gains
  (losses) on investments and
  futures.........................   17,180,033      7,509,983      5,117,686     21,551,201     13,800,809
                                    -----------    -----------    -----------    -----------    -----------
Change in net assets resulting
  from operations.................  $17,014,466    $ 7,771,680    $ 5,181,234    $21,823,504    $14,316,485
                                    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST   SEMI-ANNUAL REPORT   Six Months Ended June 30, 2003

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(UNAUDITED)

                                                      EQUITY                                    GOVERNMENT
                                                       INDEX        BALANCED         BOND          BOND
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    -----------    -----------    ----------    ----------
INVESTMENT INCOME:
Interest income...................................  $       195    $ 1,797,830    $5,823,356    $5,873,960
Dividend income...................................      835,778        813,428            --            23
Dividend income from affiliates...................        4,776         10,994         9,905        34,279
Income from securities lending....................        5,544         15,371        14,805        10,344
                                                    -----------    -----------    ----------    ----------
Total Income......................................      846,293      2,637,623     5,848,066     5,918,606
                                                    -----------    -----------    ----------    ----------
EXPENSES:
Investment advisory fees..........................      139,937        539,005       514,305       477,682
Administration fees...............................       65,303        114,872       127,877       158,364
Legal and audit fees..............................        5,038          6,277         6,736         7,353
Custodian fees....................................       15,938          9,897        13,818         8,330
Insurance fees....................................        1,765          3,134         3,103         3,799
Printing and mailing costs........................        3,362          5,792         6,318         7,867
Transfer agent fees...............................        3,767          3,762         3,782         3,766
Trustees' fees and expenses.......................        1,004          1,803         1,751         2,185
Other fees........................................          113            207           153           176
                                                    -----------    -----------    ----------    ----------
Total expenses before waivers.....................      236,227        684,749       677,843       669,522
Less waivers from Investment Advisor and
  affiliates......................................       (2,525)        (6,022)      (34,701)       (3,781)
                                                    -----------    -----------    ----------    ----------
Net Expenses......................................      233,702        678,727       643,142       665,741
                                                    -----------    -----------    ----------    ----------
Net Investment Income (Loss)......................      612,591      1,958,896     5,204,924     5,252,865
                                                    -----------    -----------    ----------    ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment and
  futures transactions............................      140,711     (2,925,042)       64,820        15,785
Net change in unrealized appreciation
  (depreciation) from investments and futures
  transactions....................................    9,881,994     14,072,634       408,199       988,677
                                                    -----------    -----------    ----------    ----------
Net realized/unrealized gains (losses) on
  investments and futures.........................   10,022,705     11,147,592       473,019     1,004,462
                                                    -----------    -----------    ----------    ----------
Change in net assets resulting from operations....  $10,635,296    $13,106,488    $5,677,943    $6,257,327
                                                    ===========    ===========    ==========    ==========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST   SEMI-ANNUAL REPORT   Six Months Ended June 30, 2003

 54

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                              MID CAP GROWTH                  MID CAP VALUE               DIVERSIFIED MID CAP
                                                PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                       ----------------------------    ---------------------------    ---------------------------
                                        SIX MONTHS         YEAR        SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                          ENDED           ENDED           ENDED          ENDED           ENDED          ENDED
                                         JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                           2003            2002           2003            2002           2003            2002
                                       ------------    ------------    -----------    ------------    -----------    ------------
                                       (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)........  $   (165,567)   $   (617,715)   $   261,697    $   500,652     $    63,548    $    97,552
 Net realized gains (losses) from
   investments.......................    (9,174,094)    (29,294,069)    (2,123,833)    (2,080,082)     (5,528,581)    (3,810,731)
 Net change in unrealized
   appreciation (depreciation) from
   investments.......................    26,354,127      (9,402,850)     9,633,816     (9,752,598)     10,646,267     (5,763,450)
                                       ------------    ------------    -----------    -----------     -----------    -----------
Change in net assets resulting from
 operations..........................    17,014,466     (39,314,634)     7,771,680    (11,332,028)      5,181,234     (9,476,629)
                                       ------------    ------------    -----------    -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........            --              --       (500,945)            --         (95,461)            --
 From net realized gains from
   investment transactions...........            --              --             --     (5,044,145)             --             --
                                       ------------    ------------    -----------    -----------     -----------    -----------
Change in net assets from shareholder
 distributions.......................            --              --       (500,945)    (5,044,145)        (95,461)            --
                                       ------------    ------------    -----------    -----------     -----------    -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.........    16,083,178       9,608,894      9,583,605     14,886,504       4,030,559      7,889,350
 Dividends reinvested................            --              --        500,945      5,168,204          95,461         21,606
 Cost of shares redeemed.............    (5,558,093)    (18,893,596)    (2,685,225)    (9,095,894)     (2,112,009)    (5,916,497)
                                       ------------    ------------    -----------    -----------     -----------    -----------
Change in net assets from capital
 transactions........................    10,525,085      (9,284,700)     7,399,325     10,958,814       2,014,011      1,994,459
                                       ------------    ------------    -----------    -----------     -----------    -----------
Change in net assets.................    27,539,551     (48,599,336)    14,670,060     (5,417,359)      7,099,784     (7,482,170)
                                       ------------    ------------    -----------    -----------     -----------    -----------
NET ASSETS:
 Beginning of period.................   144,108,462     192,707,798     76,913,243     82,330,602      43,302,616     50,784,786
                                       ------------    ------------    -----------    -----------     -----------    -----------
 End of period.......................  $171,648,013    $144,108,462    $91,583,303    $76,913,243     $50,402,400    $43,302,616
                                       ============    ============    ===========    ===========     ===========    ===========
SHARE TRANSACTIONS:
 Issued..............................     1,292,747         686,263        917,287      1,273,259         330,443        592,272
 Reinvested..........................            --              --         51,221        396,605           8,323          1,491
 Redeemed............................      (456,170)     (1,484,256)      (255,914)      (803,155)       (174,395)      (462,792)
                                       ------------    ------------    -----------    -----------     -----------    -----------
Change in Shares.....................       836,577        (797,993)       712,594        866,709         164,371        130,971
                                       ============    ============    ===========    ===========     ===========    ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                          LARGE CAP GROWTH                DIVERSIFIED EQUITY                 EQUITY INDEX
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                    -----------------------------    ----------------------------    ----------------------------
                                     SIX MONTHS         YEAR          SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                       ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                      JUNE 30,      DECEMBER 31,       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                        2003            2002             2003            2002            2003            2002
                                    ------------    -------------    ------------    ------------    ------------    ------------
                                    (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss).....  $    272,303    $     184,770    $    515,676    $    831,994    $    612,591    $  1,090,109
 Net realized gains (losses) from
   investments and futures........    (9,197,509)     (51,095,044)     (4,170,173)    (10,070,221)        140,711      (4,337,124)
 Net change in unrealized
   appreciation (depreciation)
   from investments and futures...    30,748,710      (22,729,842)     17,970,982     (24,712,209)      9,881,994     (21,545,695)
                                    ------------    -------------    ------------    ------------    ------------    ------------
Change in net assets resulting
 from operations..................    21,823,504      (73,640,116)     14,316,485     (33,950,436)     10,635,296     (24,792,710)
                                    ------------    -------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.......      (185,613)              --        (830,122)             --      (1,089,834)             --
                                    ------------    -------------    ------------    ------------    ------------    ------------
Change in net assets from
 shareholder distributions........      (185,613)              --        (830,122)             --      (1,089,834)             --
                                    ------------    -------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......     4,097,917       12,707,798      13,872,090      31,367,197       9,253,862      19,047,293
 Dividends reinvested.............       185,613               --         830,122         168,294       1,089,834         249,788
 Cost of shares redeemed..........    (8,938,339)     (28,932,190)     (4,598,957)    (11,265,477)     (1,998,919)     (9,793,096)
                                    ------------    -------------    ------------    ------------    ------------    ------------
Change in net assets from capital
 transactions.....................    (4,654,809)     (16,224,392)     10,103,255      20,270,014       8,344,777       9,503,985
                                    ------------    -------------    ------------    ------------    ------------    ------------
Change in net assets..............    16,983,082      (89,864,508)     23,589,618     (13,680,422)     17,890,239     (15,288,725)
                                    ------------    -------------    ------------    ------------    ------------    ------------
NET ASSETS:
 Beginning of period..............   169,692,818      259,557,326     116,328,709     130,009,131      89,012,112     104,300,837
                                    ------------    -------------    ------------    ------------    ------------    ------------
 End of period....................  $186,675,900    $ 169,692,818    $139,918,327    $116,328,709    $106,902,351    $ 89,012,112
                                    ============    =============    ============    ============    ============    ============
SHARE TRANSACTIONS:
 Issued...........................       398,390        1,097,203       1,202,928       2,444,775       1,166,556       2,198,728
 Reinvested.......................        19,076               --          77,149          11,303         148,277          25,180
 Redeemed.........................      (901,691)      (2,724,945)       (395,816)       (936,038)       (259,371)     (1,168,301)
                                    ------------    -------------    ------------    ------------    ------------    ------------
Change in Shares..................      (484,225)      (1,627,742)        884,261       1,520,040       1,055,462       1,055,607
                                    ============    =============    ============    ============    ============    ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 56

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                               BALANCED                          BOND                      GOVERNMENT BOND
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                     ----------------------------    ----------------------------    ----------------------------
                                      SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2003            2002            2003            2002            2003            2002
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)......  $  1,958,896    $  4,873,945    $  5,204,924    $  9,917,409    $  5,252,865    $  9,686,014
 Net realized gains (losses) from
   investments.....................    (2,925,042)     (7,683,469)         64,820         (68,495)         15,785         403,156
 Net change in unrealized
   appreciation (depreciation) from
   investments.....................    14,072,634     (20,325,119)        408,199       5,091,669         988,677      10,689,985
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets resulting from
 operations........................    13,106,488     (23,134,643)      5,677,943      14,940,583       6,257,327      20,779,115
                                     ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income........    (4,687,998)         (9,877)     (9,873,883)        (29,088)     (9,671,328)        (23,324)
 From net realized gains from
   investment transactions.........            --        (270,695)             --        (574,179)             --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from
 shareholder distributions.........    (4,687,998)       (280,572)     (9,873,883)       (603,267)     (9,671,328)        (23,324)
                                     ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.......     4,195,594       6,985,461      16,768,468      32,445,775      13,224,351      43,417,327
 Dividends reinvested..............     4,687,998       1,519,699       9,873,883       3,116,497       9,671,328       2,321,337
 Cost of shares redeemed...........    (7,062,183)    (26,318,476)     (9,454,073)    (20,391,734)     (9,902,886)     (9,580,058)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from capital
 transactions......................     1,821,409     (17,813,316)     17,188,278      15,170,538      12,992,793      36,158,606
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets...............    10,239,899     (41,228,531)     12,992,338      29,507,854       9,578,792      56,914,437
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS:
 Beginning of period...............   154,801,766     196,030,297     167,766,925     138,259,071     208,305,060     151,390,623
                                     ------------    ------------    ------------    ------------    ------------    ------------
 End of period.....................  $165,041,665    $154,801,766    $180,759,263    $167,766,925    $217,883,852    $208,305,060
                                     ============    ============    ============    ============    ============    ============
SHARE TRANSACTIONS:
 Issued............................       328,547         503,900       1,443,893       2,887,631       1,119,470       3,850,788
 Reinvested........................       387,758         104,992         873,795         288,616         840,254         218,573
 Redeemed..........................      (557,538)     (2,024,374)       (810,691)     (1,800,077)       (839,646)       (839,772)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in Shares...................       158,767      (1,415,482)      1,506,997       1,376,170       1,120,078       3,229,589
                                     ============    ============    ============    ============    ============    ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

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

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INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                      ---------------------------                ---------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED     TOTAL
                                           VALUE,     INVESTMENT       GAINS           FROM         NET         NET
                                          BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME      GAINS
                                          ---------   ----------   --------------   ----------   ----------   --------

MID CAP GROWTH PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................   $12.34       $(0.01)        $ 1.39         $ 1.38       $   --      $   --
 Period ended December 31, 2002.........    15.45        (0.05)         (3.06)         (3.11)          --          --
 Period ended December 31, 2001.........    21.23        (0.06)         (2.53)         (2.59)          --       (3.19)
 Period ended December 31, 2000.........    20.55        (0.08)          1.34           1.26           --       (0.58)
 Period ended December 31, 1999.........    18.52        (0.03)          4.73           4.70           --       (2.67)
 Period ended December 31, 1998.........    14.21        (0.03)          5.95           5.92           --       (1.41)

MID CAP VALUE PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................    10.45         0.03           0.93           0.96        (0.07)         --
 Period ended December 31, 2002.........    12.68         0.07          (1.55)         (1.48)          --       (0.75)
 Period ended December 31, 2001.........    13.16         0.08           0.45           0.53        (0.08)      (0.93)
 Period ended December 31, 2000.........    10.39         0.11           2.77           2.88        (0.11)         --(c)
 Period ended December 31, 1999.........    10.70         0.11          (0.31)         (0.20)       (0.11)         --
 Period ended December 31, 1998.........    11.53         0.21          (0.58)         (0.37)       (0.21)      (0.25)

DIVERSIFIED MID CAP PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................    11.91         0.02           1.36           1.38        (0.03)         --
 Period ended December 31, 2002.........    14.49         0.03          (2.61)         (2.58)          --          --
 Period ended December 31, 2001.........    17.83         0.04          (0.95)         (0.91)       (0.04)      (2.39)
 Period ended December 31, 2000.........    15.18         0.06           2.88           2.94        (0.07)      (0.22)
 Period ended December 31, 1999.........    14.76         0.03           1.50           1.53        (0.02)      (1.09)
 Period ended December 31, 1998.........    14.38        (0.01)          0.70           0.69           --       (0.31)

LARGE CAP GROWTH PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................     9.82         0.02           1.29           1.31        (0.01)         --
 Period ended December 31, 2002.........    13.73         0.01          (3.92)         (3.91)          --          --
 Period ended December 31, 2001.........    20.07        (0.01)         (4.01)         (4.02)          --       (2.32)
 Period ended December 31, 2000.........    26.56        (0.03)         (5.93)         (5.96)          --       (0.53)
 Period ended December 31, 1999.........    22.63         0.02           6.60           6.62        (0.04)      (2.65)
 Period ended December 31, 1998.........    17.21         0.06           7.03           7.09        (0.06)      (1.61)

DIVERSIFIED EQUITY PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................    11.35         0.05           1.24           1.29        (0.08)         --
 Period ended December 31, 2002.........    14.89         0.08          (3.62)         (3.54)          --          --
 Period ended December 31, 2001.........    16.74         0.07          (1.85)         (1.78)       (0.07)         --
 Period ended December 31, 2000.........    17.57         0.07          (0.83)         (0.76)       (0.07)         --
 Period ended December 31, 1999.........    17.80         0.10           1.51           1.61        (0.10)      (1.74)
 Period ended December 31, 1998.........    16.22         0.11           2.00           2.11        (0.12)      (0.41)

EQUITY INDEX PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................     7.69         0.05           0.81           0.86        (0.09)         --
 Period ended December 31, 2002.........     9.92         0.09          (2.32)         (2.23)          --          --
 Period ended December 31, 2001.........    11.42         0.09          (1.50)         (1.41)       (0.09)         --
 Period ended December 31, 2000.........    12.94         0.13          (1.32)         (1.19)       (0.13)      (0.20)
 Period ended December 31, 1999.........    10.97         0.17           2.13           2.30        (0.17)      (0.16)
 May 1 to December 31, 1998 (d).........    10.00         0.08           0.97           1.05        (0.08)         --

BALANCED PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................    12.77         0.17           0.90           1.07        (0.40)         --
 Period ended December 31, 2002.........    14.48         0.40          (2.09)         (1.69)          --(c)    (0.02)
 Period ended December 31, 2001.........    15.48         0.39          (0.95)         (0.56)       (0.38)      (0.06)
 Period ended December 31, 2000.........    15.68         0.39          (0.13)          0.26        (0.45)      (0.01)
 Period ended December 31, 1999.........    15.14         0.39           0.83           1.22        (0.38)      (0.30)
 Period ended December 31, 1998.........    13.19         0.39           2.14           2.53        (0.39)      (0.19)

BOND PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................    11.83         0.32           0.07           0.39        (0.69)         --
 Period ended December 31, 2002.........    10.80         0.70           0.37           1.07           --(c)    (0.04)
 Period ended December 31, 2001.........    10.57         0.69           0.23           0.92        (0.69)         --
 Period ended December 31, 2000.........     9.98         0.61           0.58           1.19        (0.60)         --
 Period ended December 31, 1999.........    10.73         0.60          (0.76)         (0.16)       (0.59)         --
 Period ended December 31, 1998.........    10.44         0.57           0.31           0.88        (0.59)         --

GOVERNMENT BOND PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................    11.92         0.28           0.06           0.34        (0.55)         --
 Period ended December 31, 2002.........    10.62         0.55           0.75           1.30           --(c)       --
 Period ended December 31, 2001.........    10.50         0.61           0.12           0.73        (0.61)         --
 Period ended December 31, 2000.........     9.96         0.61           0.55           1.16        (0.62)         --
 Period ended December 31, 1999.........    10.64         0.56          (0.70)         (0.14)       (0.54)         --
 Period ended December 31, 1998.........    10.48         0.56           0.20           0.76        (0.57)      (0.03)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
MID CAP GROWTH PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................  $   --       $   --
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (3.19)
 Period ended December 31, 2000.........      --        (0.58)
 Period ended December 31, 1999.........      --        (2.67)
 Period ended December 31, 1998.........   (0.20)       (1.61)
MID CAP VALUE PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.07)
 Period ended December 31, 2002.........      --        (0.75)
 Period ended December 31, 2001.........      --        (1.01)
 Period ended December 31, 2000.........      --        (0.11)
 Period ended December 31, 1999.........      --        (0.11)
 Period ended December 31, 1998.........      --        (0.46)
DIVERSIFIED MID CAP PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.03)
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (2.43)
 Period ended December 31, 2000.........      --        (0.29)
 Period ended December 31, 1999.........      --        (1.11)
 Period ended December 31, 1998.........      --        (0.31)
LARGE CAP GROWTH PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.01)
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (2.32)
 Period ended December 31, 2000.........      --        (0.53)
 Period ended December 31, 1999.........      --        (2.69)
 Period ended December 31, 1998.........      --        (1.67)
DIVERSIFIED EQUITY PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.08)
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (0.07)
 Period ended December 31, 2000.........      --        (0.07)
 Period ended December 31, 1999.........      --        (1.84)
 Period ended December 31, 1998.........      --        (0.53)
EQUITY INDEX PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.09)
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (0.09)
 Period ended December 31, 2000.........      --        (0.33)
 Period ended December 31, 1999.........      --        (0.33)
 May 1 to December 31, 1998 (d).........      --        (0.08)
BALANCED PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.40)
 Period ended December 31, 2002.........      --        (0.02)
 Period ended December 31, 2001.........      --        (0.44)
 Period ended December 31, 2000.........      --        (0.46)
 Period ended December 31, 1999.........      --        (0.68)
 Period ended December 31, 1998.........      --        (0.58)
BOND PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.69)
 Period ended December 31, 2002.........      --        (0.04)
 Period ended December 31, 2001.........      --        (0.69)
 Period ended December 31, 2000.........      --        (0.60)
 Period ended December 31, 1999.........      --        (0.59)
 Period ended December 31, 1998.........      --        (0.59)
GOVERNMENT BOND PORTFOLIO
 Six Months Ended June 30, 2003
   (Unaudited)..........................      --        (0.55)
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (0.61)
 Period ended December 31, 2000.........      --        (0.62)
 Period ended December 31, 1999.........      --        (0.54)
 Period ended December 31, 1998.........      --        (0.60)

------------

(a) Not annualized.

(b) Annualized

(c) Amount is less than $0.01.

(d) Period from commencement of operations.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

--------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                -----------------------------------------
                                                                               RATIO OF     RATIO OF NET
                                         NET ASSET              NET ASSETS,    EXPENSES      INVESTMENT
                                          VALUE,                  END OF          TO           INCOME
                                          END OF      TOTAL       PERIOD       AVERAGE       TO AVERAGE
                                          PERIOD      RETURN      (000'S)     NET ASSETS     NET ASSETS
                                         ---------   --------   -----------   ----------   --------------

MID CAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................  $13.72        11.18%(a)  $171,648       0.83%(b)       (0.22%)(b)
  Period ended December 31, 2002........   12.34       (20.13)    144,108         0.83           (0.37)
  Period ended December 31, 2001........   15.45       (10.65)    192,708         0.82           (0.37)
  Period ended December 31, 2000........   21.23         5.79     203,070         0.87           (0.40)
  Period ended December 31, 1999........   20.55        25.42     140,451         0.92           (0.21)
  Period ended December 31, 1998........   18.52        38.82      92,674         0.97           (0.25)

MID CAP VALUE PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................   11.34         9.25(a)    91,583        0.94(b)         0.66(b)
  Period ended December 31, 2002........   10.45       (12.85)     76,913         0.95            0.61
  Period ended December 31, 2001........   12.68         4.80      82,331         0.95            0.67
  Period ended December 31, 2000........   13.16        27.91      65,157         0.95            1.03
  Period ended December 31, 1999........   10.39        (1.84)     28,489         0.95            1.10
  Period ended December 31, 1998........   10.70        (3.31)     22,501         0.95            1.90

DIVERSIFIED MID CAP PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................   13.26        11.59(a)    50,402        0.94(b)         0.28(b)
  Period ended December 31, 2002........   11.91       (17.81)     43,303         0.95            0.20
  Period ended December 31, 2001........   14.49        (4.03)     50,785         0.95            0.24
  Period ended December 31, 2000........   17.83        19.45      42,554         0.95            0.35
  Period ended December 31, 1999........   15.18        10.50      21,625         0.92            0.26
  Period ended December 31, 1998........   14.76         4.91      18,160         0.95           (0.10)

LARGE CAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................   11.12        13.37(a)   186,676        0.82(b)         0.32(b)
  Period ended December 31, 2002........    9.82       (28.48)    169,693         0.81            0.09
  Period ended December 31, 2001........   13.73       (20.28)    259,557         0.81           (0.06)
  Period ended December 31, 2000........   20.07       (22.96)    327,602         0.85           (0.14)
  Period ended December 31, 1999........   26.56        29.26     360,018         0.88            0.08
  Period ended December 31, 1998........   22.63        41.27     202,035         0.93            0.32

DIVERSIFIED EQUITY PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................   12.56        11.46(a)   139,918        0.91(b)         0.84(b)
  Period ended December 31, 2002........   11.35       (23.77)    116,329         0.92            0.68
  Period ended December 31, 2001........   14.89       (10.61)    130,009         0.92            0.49
  Period ended December 31, 2000........   16.74        (4.36)    109,519         0.95            0.40
  Period ended December 31, 1999........   17.57         9.13      71,066         0.95            0.54
  Period ended December 31, 1998........   17.80        13.10      59,560         0.95            0.69

EQUITY INDEX PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................    8.46        11.39(a)   106,902        0.50(b)         1.32(b)
  Period ended December 31, 2002........    7.69       (22.48)     89,012         0.50            1.15
  Period ended December 31, 2001........    9.92       (12.34)    104,301         0.50            0.90
  Period ended December 31, 2000........   11.42        (9.48)     96,305         0.55            1.06
  Period ended December 31, 1999........   12.94        21.11      55,128         0.55            1.67
  May 1 to December 31, 1998 (d)........   10.97        10.52(a)    14,481        0.55(b)         1.45(b)

BALANCED PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................   13.44         8.71(a)   165,042        0.88(b)         2.54(b)
  Period ended December 31, 2002........   12.77       (11.68)    154,802         0.88            2.77
  Period ended December 31, 2001........   14.48        (3.57)    196,030         0.87            2.60
  Period ended December 31, 2000........   15.48         1.65     208,568         0.90            2.58
  Period ended December 31, 1999........   15.68         8.20     183,980         0.95            2.74
  Period ended December 31, 1998........   15.14        19.09     102,845         1.00            2.66

BOND PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................   11.53         3.42(a)   180,759        0.75(b)         6.07(b)
  Period ended December 31, 2002........   11.83         9.99     167,767         0.75            6.38
  Period ended December 31, 2001........   10.80         8.85     138,259         0.75            6.57
  Period ended December 31, 2000........   10.57        12.20     102,967         0.75            6.12
  Period ended December 31, 1999........    9.98        (1.50)     67,844         0.75            5.86
  Period ended December 31, 1998........   10.73         8.66      60,892         0.75            5.36

GOVERNMENT BOND PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................   11.71         2.89(a)   217,884        0.63(b)         4.95(b)
  Period ended December 31, 2002........   11.92        12.26     208,305         0.63            5.33
  Period ended December 31, 2001........   10.62         7.05     151,391         0.62            5.93
  Period ended December 31, 2000........   10.50        12.00     103,385         0.67            6.25
  Period ended December 31, 1999........    9.96        (1.31)     64,159         0.73            5.68
  Period ended December 31, 1998........   10.64         7.32      42,187         0.75            5.56

                                           RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS      PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER
                                          ---------------   ---------
MID CAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.85%(b)     35.55%
  Period ended December 31, 2002........         0.85         76.18
  Period ended December 31, 2001........         0.83         91.65
  Period ended December 31, 2000........         0.87        161.73
  Period ended December 31, 1999........         0.92        167.61
  Period ended December 31, 1998........         0.97         87.70
MID CAP VALUE PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.98(b)      49.06
  Period ended December 31, 2002........         0.98        106.23
  Period ended December 31, 2001........         0.97        103.19
  Period ended December 31, 2000........         1.00        141.27
  Period ended December 31, 1999........         1.02        198.01
  Period ended December 31, 1998........         1.27         39.30
DIVERSIFIED MID CAP PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.98(b)      42.13
  Period ended December 31, 2002........         1.00         29.33
  Period ended December 31, 2001........         0.98         51.60
  Period ended December 31, 2000........         0.99         76.98
  Period ended December 31, 1999........         1.03         58.77
  Period ended December 31, 1998........         1.52         26.20
LARGE CAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.84(b)      30.86
  Period ended December 31, 2002........         0.83         71.44
  Period ended December 31, 2001........         0.82         74.80
  Period ended December 31, 2000........         0.85         96.20
  Period ended December 31, 1999........         0.88         94.18
  Period ended December 31, 1998........         0.93         61.00
DIVERSIFIED EQUITY PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.93(b)      19.69
  Period ended December 31, 2002........         0.93         17.72
  Period ended December 31, 2001........         0.93         23.67
  Period ended December 31, 2000........         0.95         24.72
  Period ended December 31, 1999........         0.97         91.90
  Period ended December 31, 1998........         1.02         43.20
EQUITY INDEX PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.51(b)       0.58
  Period ended December 31, 2002........         0.51          4.99
  Period ended December 31, 2001........         0.51          1.13
  Period ended December 31, 2000........         0.55          3.51
  Period ended December 31, 1999........         0.58          1.50
  May 1 to December 31, 1998 (d)........         1.13(b)       2.30
BALANCED PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.89(b)      18.49
  Period ended December 31, 2002........         0.89         29.05
  Period ended December 31, 2001........         0.88         34.45
  Period ended December 31, 2000........         0.90         33.38
  Period ended December 31, 1999........         0.95         60.13
  Period ended December 31, 1998........         1.00         32.10
BOND PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.81(b)      10.27
  Period ended December 31, 2002........         0.81         25.68
  Period ended December 31, 2001........         0.79         22.83
  Period ended December 31, 2000........         0.80          6.62
  Period ended December 31, 1999........         0.85          7.50
  Period ended December 31, 1998........         0.81         14.50
GOVERNMENT BOND PORTFOLIO
  Six Months Ended June 30, 2003
 (Unaudited)............................         0.63(b)       9.29
  Period ended December 31, 2002........         0.63         16.09
  Period ended December 31, 2001........         0.62         24.85
  Period ended December 31, 2000........         0.67         25.17
  Period ended December 31, 1999........         0.73         55.15
  Period ended December 31, 1998........         0.78         40.40

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

 60

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION:

   One Group Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Mid Cap Growth Portfolio, the Mid Cap Value Portfolio, the Diversified Mid Cap Portfolio, the Large Cap Growth Portfolio, the Diversified Equity Portfolio, the Equity Index Portfolio, the Balanced Portfolio, the Bond Portfolio and the Government Bond Portfolio, (individually a "Portfolio", collectively the "Portfolios").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the closing prices as determined by the primary exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price principal exchange market or where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as futures and indexed securities involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Portfolios enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Portfolios.

     FUTURES CONTRACTS

     The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by a Portfolio based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of June 30, 2003:

                                                                      NUMBER OF     OPENING     CURRENT MARKET
       FUND                                   CONTRACT TYPE           CONTRACTS    POSITIONS        VALUE
       ----                             --------------------------    ---------    ---------    --------------
       Equity Index Portfolio.........  S&P 500, June 2003 Futures        4        $928,780        $973,300

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     INDEXED SECURITIES

     The Portfolios, other than Equity Index Portfolio, may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currency, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS

     The Portfolios may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited. The portfolios, along with certain other affiliates of the portfolios, may transfer uninvested cash balances into one or more joint trading accounts. The balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Treasury or Federal Agency obligations.

     SECURITIES LENDING

     To generate additional income, each Portfolio may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at June 30, 2003, was invested in Investment Companies (with 1-day yield ranging from 1.04% to 1.07%), Repurchase Agreements (with interest rates ranging from 1.15% to 1.56% and maturity dates of July 1, 2003), Medium Term Notes (with interest rates ranging from 1.05% to 2.32% and maturity dates ranging from July 2002 through April 2006), and Master Notes (with interest rates ranging from 1.17% to 1.68% and maturity dates of July 1, 2003). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 62

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     Bank One Trust Company, NA receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2003, the following Portfolios had securities with the following market values on loan:

                                                                      MARKET VALUE      MARKET VALUE OF
       FUND                                                          OF COLLATERAL*    LOANED SECURITIES
       ----                                                          --------------    -----------------
       Mid Cap Growth Portfolio....................................   $11,483,627         $11,250,279

       Mid Cap Value Portfolio.....................................     6,325,873           6,197,294

       Diversified Mid Cap Portfolio...............................     4,767,656           4,670,767

       Large Cap Growth Portfolio..................................     9,143,387           8,957,644

       Diversified Equity Portfolio................................     5,807,533           5,689,531

       Equity Index Portfolio......................................     7,288,564           7,140,467

       Balanced Portfolio..........................................    15,425,068          15,096,833

       Bond Portfolio..............................................    26,368,458          25,551,890

       Government Bond Portfolio...................................    19,396,847          18,636,155

     -----------------
     * Includes securities and cash collateral.

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of June 30, 2003. Cash collateral was reinvested in master notes, put bonds, and repurchase agreements.

     SECURITIES TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated among the respective Portfolios based on methods approved by the Board of Trustees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAX

     Each Portfolio intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, of the following annual percentages of the average daily net assets of each Portfolio:

                                                                    ADVISORY
    FUND                                                              FEE
    ----                                                            --------
    Mid Cap Growth Portfolio....................................      0.65%

    Mid Cap Value Portfolio.....................................      0.74%

    Diversified Mid Cap Portfolio...............................      0.74%

    Large Cap Growth Portfolio..................................      0.65%

    Diversified Equity Portfolio................................      0.74%

    Equity Index Portfolio......................................      0.30%

    Balanced Portfolio..........................................      0.70%

    Bond Portfolio..............................................      0.60%

    Government Bond Portfolio...................................      0.45%

   The Trust and One Group Administrative Services, Inc., (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.18% on the first $250 million in Trust average daily net assets (other than the assets in the Equity Index Portfolio) and 0.14% on Trust average daily net assets of $250 (other than the assets in the Equity Index Portfolio). The Administrator is entitled to a fee at the rate of 0.14% of the Equity Index Portfolio's average daily net assets.

   Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers receive no compensation from the Portfolios for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) for the period ended June 30, 2003, were as follows:

    FUND                                                           PURCHASES        SALES
    ----                                                          -----------    -----------
    Mid Cap Growth Portfolio....................................  $62,339,514    $62,319,634

    Mid Cap Value Portfolio.....................................   39,927,360     37,808,650

    Diversified Mid Cap Portfolio...............................   18,048,714     18,677,909

    Large Cap Growth Portfolio..................................   52,001,778     58,898,149

    Diversified Equity Portfolio................................   33,023,149     23,437,729

    Equity Index Portfolio......................................    9,171,592        529,300

    Balanced Portfolio..........................................   28,186,033     30,721,245

    Bond Portfolio..............................................   28,772,626     17,471,864

    Government Bond Portfolio...................................   26,838,300     19,319,900

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003
Continued

 64

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                                                                    OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS            HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  ---------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business               None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.


Frederick W. Ruebeck          Since April 2000, Advisor, Jerome P. Green & Associates, LLC          None
10/8/39                       (a broker-dealer); January 2000 to April 2000, self-employed
5/16/94 - present             as a consultant; June 1988 to December 1999, Director of
                              Investments, Eli Lilly and Company.


Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995          None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                  Since 1975, President, Gardner, Inc. (wholesale distributor         Director,
11/5/47                       to outdoor power equipment industry).                         Cardinal Health, Inc.
5/21/98 - present


Marilyn McCoy                 Since 1985,Vice President of Administration and Planning,             None
3/18/48                       Northwestern University.
4/28/99 - present


Julius L. Pallone             Since 1994, President, J.L. Pallone Associates (insurance             None
5/26/30                       consultant).
4/28/99 - present


Donald L. Tuttle              Since 1995, Vice President, Association for Investment                None
10/6/34                       Management and Research.
4/28/99 - present

------------
(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer, Banc
11/13/57                       One Investment Management Group and Senior Managing Director
President                      of Banc One Investment Advisors Corporation; October 2002 to
1/1/00 - present               present, President, One Group Asset Management (Ireland)
                               Limited; October 1999 to present, Chief Executive Officer
                               and President, One Group Administrative Services, Inc. and
                               Chief Executive Officer and President, One Group Dealer
                               Services, Inc.; August 1994 to October 1999, Senior Managing
                               Director, Banc One Investment Advisors Corporation.


Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Mutual Funds for Banc
Vice President and             One Investment Management Group; October 2002 to present,
Treasurer                      Vice President, One Group Asset Management (Ireland)
1/1/00 - present               Limited; October 1999 to present, Vice President and
                               Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.;
                               December 1996 to October 1999, Managing Director of Mutual
                               Fund Administration, Banc One Investment Advisors
                               Corporation.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director, Banc
10/4/56                        One Investment Advisors Corporation.
Vice President
8/15/02 - present


Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel, Bank One Corporation.
1/1/00 - present


Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------
(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office of each Officer is indefinite. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2003

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER JULY 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Principal Executive and Principal Financial Officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER JULY 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      One Group Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Mark A. Beeson
                         -------------------------------------------------------
                              Mark A. Beeson, President (Principal Executive Officer)
Date    September 9, 2003
     -------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark A. Beeson
                         -------------------------------------------------------
                              Mark A. Beeson, President (Principal Executive Officer)

Date    September 9, 2003
     -------------------------------------------------------

By (Signature and Title)*  /s/ Robert L. Young
                         -------------------------------------------------------
                               Robert L. Young, Treasurer (Principal Financial Officer)
Date    September 9, 2003
     -------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.

[ONE GROUP INVESTMENTS LOGO]


I, Mark A. Beeson, certify that:

1. I have reviewed this report on Form N-CSR of One Group Investment Trust (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b.   [Omitted]

     c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 9, 2003                        /s/ Mark A. Beeson
--------------------                     ------------------
Date                                     Mark A. Beeson
                                         President (Principal Executive Officer)

[ONE GROUP INVESTMENTS LOGO]


I, Robert L. Young, certify that:

1. I have reviewed this report on Form N-CSR of One Group Investment Trust (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b.   [Omitted]

     c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 9, 2003                        /s/ Robert L. Young
--------------------                     -------------------
Date                                     Robert L. Young
                                         Treasurer (Principal Financial Officer)

[ONE GROUP INVESTMENTS LOGO]







This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended June 30, 2003 of One Group Investment Trust (the "Registrant").

I, Mark A. Beeson, the Principal Executive Officer of the Registrant, certify that:

1. the Form N-CSR for the period ended June 30, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 as amended; and

2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



September 9, 2003
--------------------------------------------
Date

/s/ Mark A. Beeson
--------------------------------------------
Mark A. Beeson
President (Principal Executive Officer)

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

[ONE GROUP INVESTMENTS LOGO]






This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended June 30, 2003 of One Group Investment Trust (the "Registrant").

I, Robert L. Young, the Principal Financial Officer of the Registrant, certify that:

1. the Form N-CSR for the period ended June 30, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



September 9, 2003
--------------------------------------------
Date

/s/ Robert L. Young
--------------------------------------------
Robert L. Young
Treasurer (Principal Financial Officer)

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.